Russell Funds: Class C; and Classes E and S
     Institutional Funds: Classes E and I, Classes E and S; and Classes Y and S
                             Tax-Managed Global Equity Fund: Classes C, E and S LifePoints Funds (3/1/05): Class D; Classes A and C; and Classes E and S
                                LifePoints Funds (12/23/04): Classes D, E and S



                        FRANK RUSSELL INVESTMENT COMPANY
                        Supplement dated May 25, 2005 to
                        PROSPECTUSES DATED MARCH 1, 2005


The following information restates the section entitled "Money Manager Information" for the Special Growth, Equity II, Select Growth, Fixed Income I, Diversified Bond, International, International Securities and Tax-Managed Large Cap Funds in its entirety in each of the Frank Russell Investment Company Prospectuses listed above:

                           MONEY MANAGER INFORMATION

                       Special Growth and Equity II Funds

CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego,
     CA 92101.

David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022-6067.

Delphi Management, Inc., 50 Rowes Wharf, Suite 540, Boston, MA 02110.

Goldman Sachs Asset  Management,  L.P.,  32 Old Slip,  17th Floor,  New York, NY
     10005.

Gould Investment Partners LLC,  1235  Westlakes  Drive,  Suite 280,  Berwyn,  PA
     19312-2412.

Jacobs Levy Equity  Management,  Inc., 100 Campus Drive,  P.O. Box 650,  Florham
     Park, NJ 07932-0650.

Nicholas-Applegate  Capital  Management LLC, 600 West Broadway,  Suite 2900, San
     Diego, CA 92101.

TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New York, NY
     10036-9998.

Tyee Capital Management,  Inc., 1301 S.W. Fifth Avenue, Suite 2100 Portland,  OR
     97204.

                               Select Growth Fund

Ark  Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San Diego,
     CA 92101.

Delaware Management  Company,  a series of Delaware  Management  Business Trust,
     2005 Market Street, Philadelphia, PA 19103-3682

Fuller & Thaler Asset Management,  Inc. 411 Borel Avenue,  Suite 402, San Mateo,
     CA 94402.

Turner Investment  Partners,  Inc., 1205 Westlakes Drive,  Suite 100, Berwyn, PA
     19312.

                    Fixed Income I and Diversified Bond Funds

Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.

Lehman Brothers  Asset  Management  LLC,  200 South  Wacker  Drive,  Suite 2100,
     Chicago, IL 60606.

Pacific Investment  Management Company LLC, 840 Newport Center Drive, Suite 300,
     P.O. Box 6430, Newport Beach, CA 92660.

Western Asset Management  Company,  385 East Colorado  Boulevard,  Pasadena,  CA
     91101.

                International and International Securities Funds

Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, 35th Floor, New York, NY 10105.

AQR Capital Management, LLC, Two Greenwich Plaza, 3rd Floor, Greenwich, CT 06830. .

Axiom International Investors LLC, 55 Railroad Avenue, Greenwich, CT 06830-6378.

The Boston Company Asset Management, LLC, Mellon Financial Center One Boston Place, 14th Floor, Boston, MA 02108-4408.

MFS  Institutional Advisors, Inc. 500 Boylston Street, Boston, MA 02116-3740.

Fidelity Management & Research Company,  82 Devonshire Street,  Mail Zone - V5B,
     Boston, MA 02109-3614.

Marvin &  Palmer  Associates,  Inc.,  1201  North  Market  Street,  Suite  2300,
     Wilmington, DE 19801-1165.

Mondrian Investment Partners Limited,  80 Cheapside,  3rd Floor, London EC2V 6EE
     England.

Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.

                           Tax-Managed Large Cap Fund

KayneAnderson Rudnick Investment Management,  LLC, 1800 Avenue of the Stars, 2nd
     Floor, Los Angeles, CA 90067-4216.

John A. Levin & Co.,  Inc.,  One  Rockefeller  Plaza,  25th Floor,  New York, NY
     10020.

J.P. Morgan Investment  Management Inc., 522 Fifth Avenue, 13th Floor, New York,
     NY 10036.

Sands Capital Management, Inc., 1100 Wilson Boulevard, Suite 3050, Arlington, VA
     22209.

Turner Investment  Partners,  Inc., 1205 Westlakes Drive,  Suite 100, Berwyn, PA
     19312.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION
                                 Funds of Funds

                                  March 1, 2005
                      As Supplemented Through May 25, 2005

      Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

      This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Funds of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

      Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

      This Statement incorporates by reference the Funds of Funds' Annual Reports to Shareholders for the year ended October 31, 2004. Copies of the Funds of Funds' Annual Reports accompany this Statement. This Statement also incorporates by reference the Underlying Funds' Annual Reports to Shareholders for the year ended October 31, 2004. Copies of the Underlying Funds' Annual Reports are available free of charge by calling Russell Investment Services at the above number.

      This Statement describes the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds (collectively, the "LifePoints Funds"), the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds (collectively, the "LifePoints Target Date Funds") and the Tax-Managed Global Equity Fund (together with the LifePoints Funds and the LifePoints Target Date Funds, the "Funds of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.

FUND                                INCEPTION DATE           PROSPECTUS DATE
----                                --------------           ---------------
Equity Aggressive Strategy          September 30, 1997       March 1, 2005*
Aggressive Strategy                 September 16, 1997       March 1, 2005*
Balanced Strategy                   September 16, 1997       March 1, 2005*
Moderate Strategy                   October 2, 1997          March 1, 2005*
Conservative Strategy               November 7, 1997         March 1, 2005*
Tax-Managed Global Equity           February 1, 2000         March 1, 2005*
2010 Strategy Fund                  December 31, 2004        December 20, 2004*
2020 Strategy Fund                  December 31, 2004        December 20, 2004*
2030 Strategy Fund                  December 31, 2004        December 20, 2004*
2040 Strategy Fund                  December 31, 2004        December 20, 2004*
*As supplemented through May 25, 2005.

The Underlying Funds in which the Funds of Funds currently invest commenced operations on the dates indicated below:

FUND                                             INCEPTION DATE
----                                             --------------
Diversified Equity Fund                          September 5, 1985
Special Growth Fund                              September 5, 1985
Quantitative Equity Fund                         May 15, 1987
International Securities Fund                    September 5, 1985
Diversified Bond Fund                            September 5, 1985
Short Duration Bond Fund*                        October 30, 1981
Multistrategy Bond Fund                          January 29, 1993
Real Estate Securities Fund                      July 28, 1989
Emerging Markets Fund                            January 29, 1993
Tax-Managed Large Cap Fund                       October 7, 1996
Tax-Managed Mid & Small Cap Fund**               December 1, 1999

* On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund.
** On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.

Each of the Funds of Funds presently offers interests in different classes of Shares as described in the table below. Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds of Funds.

Fund                                     Class A      Class C      Class D       Class E    Class S
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Equity Aggressive Strategy                  X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Aggressive Strategy                         X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Balanced Strategy                           X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Moderate Strategy                           X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Conservative Strategy                       X            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
Tax-Managed Global Equity                                X                          X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2010 Strategy Fund                                                    X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2020 Strategy Fund                                                    X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2030 Strategy Fund                                                    X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------
-------------------------------------- ------------- ---------- --------------- ---------- ----------
2040 Strategy Fund                                                    X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ----------


                                TABLE OF CONTENTS

         CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION
                           ARE DEFINED IN THE GLOSSARY


STRUCTURE AND GOVERNANCE.......................................................1
   ORGANIZATION AND BUSINESS HISTORY...........................................1
   SHAREHOLDER MEETINGS........................................................1
   CONTROLLING SHAREHOLDERS....................................................1
   TRUSTEES AND OFFICERS.......................................................5
OPERATION OF FRIC.............................................................11
   SERVICE PROVIDERS..........................................................11
   CONSULTANT.................................................................11
   ADVISOR AND ADMINISTRATOR..................................................12
   PORTFOLIO MANAGERS.........................................................14
   MONEY MANAGERS.............................................................15
   APPROVAL OF INVESTMENT ADVISORY AGREEMENT..................................15
   DISTRIBUTOR................................................................17
   CUSTODIAN AND PORTFOLIO ACCOUNTANT.........................................17
   TRANSFER AND DIVIDEND DISBURSING AGENT.....................................18
   ORDER PLACEMENT DESIGNEES..................................................18
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..............................18
   CODES OF ETHICS............................................................18
   PLAN PURSUANT TO RULE 18f-3................................................21
   DISTRIBUTION PLAN..........................................................22
   SHAREHOLDER SERVICES PLAN..................................................23
   UNDERLYING FUND EXPENSES...................................................24
   FUND OF FUNDS OPERATING EXPENSES...........................................24
   PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES..................25
   SALES CHARGE WAIVERS AND REDUCTIONS........................................26
   VALUATION OF THE FUND OF FUNDS SHARES......................................27
   PRICING OF SECURITIES......................................................27
   PROXY VOTING POLICIES AND PROCEDURES.......................................27
   PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS.............................28
   PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS..28
   DISCLOSURE OF PORTFOLIO HOLDINGS...........................................28
   BROKERAGE ALLOCATIONS......................................................29
   BROKERAGE COMMISSIONS......................................................30
   YIELD AND TOTAL RETURN QUOTATIONS..........................................30
INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS.........32
   INVESTMENT RESTRICTIONS....................................................32
INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS..................34
INVESTMENTS OF THE UNDERLYING FUNDS...........................................41
TAXES.........................................................................60
MONEY MANAGER INFORMATION FOR THE UNDERLYING FUNDS............................63
RATINGS OF DEBT INSTRUMENTS...................................................67
FINANCIAL STATEMENTS..........................................................71
GLOSSARY......................................................................72

                            STRUCTURE AND GOVERNANCE

      ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

      FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds of Funds is nondiversified.

      FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectuses with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

      FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class A and Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds of Funds.

      Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

      Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

      SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board, (ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

      CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

      At January 31, 2005, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:

Aggressive Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.08%, record.

Aggressive Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 77.56%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 11.92%, record.

Aggressive Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.93%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 16.57%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 16.52%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.41%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.75%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.32%, record.

Aggressive Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.46%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.41%, record.

Balanced Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 6.85%, record.

Balanced Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 77.13%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.03%, record.

Balanced Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 27.11%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 16.83%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 15.44%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 13.00%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.62%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.59%, record.

Balanced Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 19.75%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 8.55%, record.

Conservative Strategy Fund - Class A - NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 14.11%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 7.18%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 5.02%, record.

Conservative Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 76.50%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.26%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.83%, record.

Conservative Strategy Fund - Class E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 68.25%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.70%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.29%, record.

Conservative Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.11%, record. EMJAYCO, FBO BAKEMARK INGREDIENTS, 401K PLAN # 351523, PO BOX 170910, MILWAUKEE WI 53217-0909, 6.03%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.49%, record.

Equity Aggressive Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.21%, record.

Equity Aggressive Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 72.34%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.96%, record.

Equity Aggressive Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 34.81%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.63%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 12.04%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 10.40%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.52%, record. MITRA & CO, ATTN EXP, 1000 N WATER ST TR 14, MILLWAUKEE WI 53202-6648, 6.00%, record.

Equity Aggressive Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.41%, record.

Moderate Strategy Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.19%, record.

Moderate Strategy Fund - Class D - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 78.29%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.61%, record.

Moderate Strategy Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.36%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 21.38%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.20%, record. THE MANUFACTURERS LIFE INS CO USA, 250 BLOOR ST EAST 7TH FLR, TORONTO ONTARIO CANADA M4W IE5, 10.77%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 10.43%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 9.49%, record.


Moderate Strategy Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.80%, record.


2010 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2010 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2010 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2020 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2020 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2020 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2030 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2030 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2030 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2040 Strategy Fund - Class D - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2040 Strategy Fund - Class E - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2040 Strategy Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

      At January 31, 2005, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who "controls" a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

Conservative Strategy Fund - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 26.01%, Record.

Moderate Strategy Fund - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 28.75%, Record.

2010 Strategy Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.


2020 Strategy Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2030 Strategy Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

2040 Strategy Fund -THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN  AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 99.99%, record.

      For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

      The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

      TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also four Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

      The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Ms. Kristianne Blake and Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Audit Committee held six meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

      The primary  functions of the Nominating and Governance  Committee are to:
(1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Nominating and Governance Committee held six meetings.

      FRIC paid $715,874 in the aggregate for the fiscal year ended October 31, 2004 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance, lead trustee and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. Effective November 1, 2004, the audit committee chairperson will receive an additional fee. FRIC's officers and employees are paid by FRIMCo or its affiliates.

       The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 39 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.


                                                                                                      No. of
                                                                                                    Portfolios
                                                                                                        in
                                Position(s)                                                           Russell
                                 Held With                                                             Fund            Other
                                 Fund and                               Principal Occupation(s)       Complex      Directorships
                                 Length of                                   During the             Overseen by        Held
     Name, Age, Address         Time Served     Term of Office               Past 5 Years              Trustee       by Trustee
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------
    INTERESTED TRUSTEES
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------
*Lynn L. Anderson,             Trustee since    Appointed until    Vice Chairman, FRC               39           Trustee, The
Born April 22, 1939            1987             successor is       Chairman of the Board, FRIC                   SSgA Funds
                                                duly elected and   and RIF                                       (investment
909 A Street                                    qualified          CEO, Russell Fund                             company)
Tacoma, Washington                                                 Distributors, Inc.
98402-1616                                                         (broker-dealer "RFD"))
                                                                   President and
                                                                   Chairman of the Board,
                                                                   SSgA Funds (investment
                                                                   company)
                                                                   Chairman of
                                                                   the Board, FRTC
                                                                   Until July 2004,
                                                                   Director, Frank Russell
                                                                   Investments (Ireland)
                                                                   Limited (Irish limited
                                                                   company) and Frank Russell
                                                                   Investments (Cayman) Ltd.
                                                                   (manager of variable
                                                                   capital investment companies)
                                                                   Until October 2002, President
                                                                   and CEO, FRIC and RIF
                                                                   Until January 2005, Chairman
                                                                   of the Board, RFD and FRIMCo
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------

----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------
*Michael J.A. Phillips,        Trustee          Appointed until    Chairman of the Board, FRC       39           None
Born January 20, 1948          Since 2002       successor is       1990 - 2003, President, FRC
                                                duly elected and   1993 - 2003, CEO, FRC
909 A Street                                    qualified.         Trustee, FRIC and RIF
Tacoma, Washington                                                 Director, FRTC; Frank Russell
98402-1616                                                         Investments (Suisse) S.A.
                                                                   (global investment services);
                                                                   Frank Russell Company
                                                                   Limited (consultant to
                                                                   institutional investors in
                                                                   Europe and the UK)
                                                                   Chairman of the Board and
                                                                   President, Russell 20-20
                                                                   Association; and  Frank Russell
                                                                   Investments (Delaware), Inc.
                                                                   (general partner  in various
                                                                   limited partnerships ("FRIDI"))
                                                                   Until 2004, Director, Russell
                                                                   Investment Group Pty. Limited
                                                                   (consultant to superannuation
                                                                   funds in Australia); and Frank
                                                                   Russell Japan Co., Ltd. (consultant
                                                                   to institutional investors in
                                                                   Japan)
                                                                   Director, Harold  LeMay Museum
                                                                   (classic car museum) Advisory board
                                                                   member, University of Washington,
                                                                   Tacoma (educational institution)
----------------------------- ---------------- ------------------- -------------------------------- ------------ ------------------


* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.



                                 Position(s)                                                       No. of
                                  Held With                                                     Portfolios in
                                  Fund and                                                       Russell Fund         Other
                                  Length of                         Principal Occupation(s)        Complex         Directorships
                                    Time                                  During the             Overseen by          Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

     INDEPENDENT TRUSTEES

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until   o    1996 to present,                39             None
Born October 15, 1931             since 1984   successor is           President, Anderson
                                               duly                    Management Group LLC
                                               elected and             (private investments
909 A Street                                   qualified               consulting)
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until   o    President,                      39        o    Trustee
Born January 22, 1954             since 2000   successor is           Kristianne                                     WM Group
                                               duly                   Gates Blake, P.S.                              of Funds
                                               elected and            (accounting services)                          (investment
909 A Street                                   qualified                                                             company);
Tacoma, Washington                                                                                               o   Director,
98402-1616                                                                                                           Avista Corp


-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until   o    June 2004 to                    39        o    Director,
Born June 6, 1946                 since        successor is           present, Senior Vice                           Gold Banc
                                  2003         duly                   President and Chief                            Corporation,
909 A Street                                   elected and            Financial Officer,                             Inc.
Tacoma, Washington                             qualified              Waddell & Reed
98402-1616                                                            Financial, Inc.
                                                                 o    2003, Retired
                                                                 o    2001 - 2003, Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Janus Capital Group Inc.
                                                                 o    1979 - 2001, Audit
                                                                      and Accounting Partner,
                                                                      PricewaterhouseCoopers
                                                                      LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Jonathan Fine                     Trustee      Appointed until   o    President and Chief             39             None
Born July 8, 1954                 since        successor is           Executive Officer,
                                  2004         duly                   United Way of King
909 A Street                                   elected and            County, WA
Tacoma, Washington                             qualified         o    1996 - 2000, Chief
98402-1616                                                            Executive Officer,
                                                                      Seattle/King County
                                                                      Chapter of the American
                                                                      Red Cross
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until   o    Retired since 1995              39             None
Born October 6, 1930              since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until   o    Currently,                      39             None
Born December 21, 1955            since 2000   successor is           President,
                                               duly                   Simpson Investment
                                               elected and            Company and several
909 A Street                                   qualified              additional subsidiary
Tacoma, Washington                                                    companies, including
98402-1616                                                            Simpson Timber Company,
                                                                      Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until   o    Retired since 2000              39             None
Born October 2, 1943              since 2002   successor is      o    1987 to 2000,
                                               duly                   Arbitrator,
                                               elected and            The American Arbitration
909 A Street                                   qualified              Association Commercial
Tacoma, Washington                                                    Panel
98402-1616                                                       o    1995 to 1999,
                                                                      Hearing
                                                                      Officer, University of
                                                                      Washington
                                                                 o    1987 to 2002,
                                                                      Director, Smith Barney
                                                                      Fundamental Value Fund



                                                                                                    No. of
                              Position(s)                                                       Portfolios in
                               Held With                                                         Russell Fund         Other
                                Fund and                            Principal Occupation(s)        Complex         Directorships
        Name, Age,             Length of                                   During the            Overseen by          Held
          Address             Time Served      Term of Office             Past 5 Years             Trustee         by Trustee
---------------------------- --------------- -------------------- ----------------------------- --------------- ------------------
---------------------------- --------------- -------------------- ----------------------------- --------------- ------------------

     TRUSTEES EMERITUS
---------------------------- --------------- -------------------- ----------------------------- --------------- ------------------
*George F. Russell, Jr.,      Trustee         Until resignation   Director Emeritus, Frank            39        None
Born July 3, 1932             Emeritus and    or removal          Russell Company (investment
                              Chairman                            consultant to institutional
909 A Street                  Emeritus                            investors ("FRC")); and
Tacoma, Washington            since 1999                          FRIMCo
98402-1616                                                        Chairman Emeritus, FRIC and
                                                                  RIF; Frank Russell
                                                                  Securities,
                                                                  Inc. (broker-dealer
                                                                  and investment
                                                                  advisor ("FRS"));
                                                                  Russell  20-20
                                                                  Association (non-profit
                                                                  corporation); and Frank
                                                                  Russell  Trust Company
                                                                  (non-depository
                                                                  trust  company ("FRTC"))
                                                                  Chairman, Sunshine
                                                                  Management Services, LLC
                                                                  (investment advisor)
---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
Paul Anton, Ph.D.,            Trustee          Five year term     o    Retired since 1997             39             None
Born December 1, 1919         Emeritus                            o    Trustee of FRIC
                              since 2003                               and RIF
                                                                       Until 2002
909 A Street
Tacoma, Washington
98402-1616

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
William E. Baxter,            Trustee          Five year term     o    Retired since 1986             39             None
Born June 8, 1925             Emeritus                            o    Trustee of FRIC
                              since 2004                               and RIF
                                                                       Until 2004
909 A Street
Tacoma, Washington
98402-1616

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
Eleanor W. Palmer,            Trustee          Five year term     o    Retired since 1981             39             None
Born May 5, 1926              Emeritus                            o    Trustee of FRIC
                              since 2004                               and RIF
                                                                       Until 2004
909 A Street
Tacoma, Washington
98402-1616

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.



                                  Position(s) Held                                   Principal Occupation(s)
          Name, Age,            With Fund and Length                                        During the
           Address                 of Time Served       Term of Office                     Past 5 Years
------------------------------- ---------------------- ------------------ ---------------------------------------------------

           OFFICERS
------------------------------- ---------------------- ------------------ ---------------------------------------------------
Cheryl Wichers                  Chief Compliance       Until successor    o    Chief Compliance Officer, FRIC
Born December 16, 1966          Officer since 2005     is chosen and      o    Chief Compliance Officer, RIF
                                                       qualified by       o    Chief Compliance Officer, FRIMCo
909 A Street                                           Trustees           o    April 2002-May 2005, Manager, Global
Tacoma, Washington                                                             Regulatory Policy
98402-1616                                                                o    1998-2003, Compliance Supervisor, Russell
                                                                               Investment Group
                                                                          o    1990 - 1996, Staff Accountant, Russell
                                                                               Investment Group

------------------------------- ---------------------- ------------------ ---------------------------------------------------
Greg J. Stark,                  President and Chief    Until successor    o    President and CEO, FRIC and RIF
Born May 3, 1968                Executive Officer      is chosen and      o    Chairman of the Board, President and CEO,
                                since 2004             qualified by            FRIMCo
909 A Street                                           Trustees           o    Chairman of the Board and President, RFD and
Tacoma, Washington                                                             Russell Insurance Agency, Inc. (insurance agency
98402-1616                                                                     ("RIA"))
                                                                          o    Until 2004, Managing Director of Individual
                                                                               Investor Services, FRC
                                                                          o    2000 to 2004, Managing Director, Sales and
                                                                               Client Service, FRIMCo
                                                                          o    1998 to 2000, Representative Director, Frank
                                                                               Russell Company, Ltd. (asset manager in Japan)

------------------------------- ---------------------- ------------------ ---------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor   o    Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963          Accounting Officer      is chosen and          and RIF
                                since 1998              qualified by      o    Director, Funds Administration, FRIMCo, FRTC
                                                        Trustees               and RFD
                                                                          o    Treasurer and Principal Accounting Officer,
                                                                               SSgA Funds
909 A Street
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ ---------------------------------------------------
Thomas F. Hanly,                 Chief Investment       Until removed by  o    Chief Investment Officer, FRIC, RIF, FRC,
Born November 17, 1964           Officer since 2004     Trustees               FRTC
                                                                          o    Director and Chief Investment Officer,
909 A Street                                                                   FRIMCo and RFD
Tacoma, Washington                                                        o    Director, Frank Russell International
98402-1616                                                                     Services Co., Inc. (provide services to U.S.
                                                                               personnel secunded to overseas enterprises
                                                                               ("FRISCo"))
                                                                          o    1999 to 2003, Chief Financial Officer, FRC,
                                                                               FRIC and RIF
------------------------------- ---------------------- ------------------ ---------------------------------------------------
------------------------------- ---------------------- ------------------ ---------------------------------------------------
Karl J. Ege,                     Secretary and          Until removed by  o    Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941             General Counsel        Trustees               FRIMCo, FRTC, and RFD
                                 since 1994                               o    Secretary, General Counsel and Managing
909 A Street                                                                   Director of Law and Government Affairs, FRC
Tacoma, Washington                                                        o    Director, Secretary and General Counsel,
98402-1616                                                                     Frank Russell Capital Inc. (investment advisor);
                                                                               Russell Real Estate Advisors, Inc. (real estate
                                                                               investment advisor)
                                                                          o    Director and Secretary, Russell 20-20
                                                                               Association; RIA; A Street Investment Associates,
                                                                               Inc. (real estate leasing); FRIDI; and FRISCo
                                                                          o    Director and Assistant Secretary, Frank
                                                                               Russell Company Limited and Russell Systems Limited
                                                                               (limited company)
                                                                          o    Director, FRS, Russell Investment Group Pty.
                                                                               Ltd.; Frank Russell Japan Co., Ltd. (holding
                                                                               company); Frank Russell Investment Company Plc
                                                                               Frank Russell Institutional Funds Plc, Frank
                                                                               Russell Multi-Manager Funds plc; Frank Russell
                                                                               Investment Company II plc, Frank Russell Investment
                                                                               Company III plc, Russell Alternative Investment
                                                                               Fund plc, and Russell Diversified Alternatives Fund
                                                                               (each, an investment company); Frank Russell Asset
                                                                               Management (Cayman) LLC (general partner of limited
                                                                               partnerships); Russell Investment Group Limited
                                                                               (institutional consultant); Russell Investment
                                                                               Management Ltd. (institutional investment
                                                                               management); Russell Investment Group Private
                                                                               Limited (investment and fund management advisory
                                                                               services); and Frank Russell Investments (Ireland)
                                                                               Ltd.
                                                                          o    Statutory Auditor, Frank Russell Company,
                                                                               Ltd. (asset management and consulting)



                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004


                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE         PENSION OR RETIREMENT        ESTIMATED ANNUAL      FROM FRIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
     INTERESTED TRUSTEES            FROM FRIC         PART OF FRIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
     --------------------           ---------         ---------------------           ----------            ----------------

Lynn L. Anderson                    $   0                      $ 0                       $ 0                     $   0
Michael J. Phillips                 $   0                      $ 0                       $ 0                     $   0
    INDEPENDENT TRUSTEES
Paul E. Anderson                  $93,600                      $ 0                       $ 0                   $97,500
Kristianne Blake                  $87,360                      $ 0                       $ 0                   $91,000
Daniel P. Connealy                $79,200                      $ 0                       $ 0                   $82,500
Jonathan Fine*                    $31,634                      $ 0                       $ 0                   $32,952
Lee C. Gingrich                   $89,760                      $ 0                       $ 0                   $93,500
Raymond P. Tennison, Jr.          $83,520                      $ 0                       $ 0                   $87,000
Julie W. Weston                   $84,000                      $ 0                       $ 0                   $87,500
      TRUSTEES EMERITUS
George F. Russell, Jr.              $   0                      $ 0                       $ 0                     $   0
Paul Anton, PhD.                  $39,936                      $ 0                       $ 0                   $41,600
William E. Baxter**               $61,105                      $ 0                       $ 0                   $63,651
Eleanor W. Palmer***              $65,759                      $ 0                       $ 0                   $68,499

*        Mr. Fine was elected to the Board of Trustees effective May 24, 2004.
**       Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.
***      Ms. Palmer was elected Trustee Emeritus effective May 26, 2004.



                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004

------------------------------ ----------------------------------------------------------- ----------------------------------------
                                                                                              AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                SECURITIES IN ALL REGISTERED
                                                                                                INVESTMENT COMPANIES OVERSEEN
                                                 DOLLAR RANGE OF EQUITY                          BY TRUSTEES IN RUSSELL FUND
INTERESTED TRUSTEES                         SECURITIES IN EACH FUND OF FUNDS                               COMPLEX
------------------------------ ----------------------------------------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lynn L. Anderson*               None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Michael J. Phillips*            None                                                                   $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
INDEPENDENT TRUSTEES
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul E. Anderson                **                                   **                                       **
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Kristianne Blake                None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Daniel P. Connealy              None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Jonathan Fine                   None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Lee C. Gingrich                 None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Raymond P. Tennison, Jr.        None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Julie W. Weston                 None                                                                   $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
TRUSTEES EMERITUS
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
George F. Russell, Jr.          None                                                                    Over $100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Paul Anton, Ph.D.               Aggressive Stategy                   $1-$10,000                        $50,001-$100,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
William E. Baxter               None                                                                      $1-$10,000
------------------------------ --------------------------------- ------------------------- ----------------------------------------
------------------------------ --------------------------------- ------------------------- ----------------------------------------
Eleanor W. Palmer               None                                                                          $0
------------------------------ --------------------------------- ------------------------- ----------------------------------------

*Mr. Lynn Anderson and Mr. Phillips are participants in the FRC deferred compensation plan, which beneficially owns securities of RIF. Mr. Anderson and Mr. Phillips do not have beneficial ownership of RIF securities through their participation in the plan.
**On January 7, 2005, Mr. Paul Anderson purchased over $100,000 of Balanced Strategy Fund.


                                OPERATION OF FRIC

         SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

      Consultant and Trade Placement Agent         Frank Russell Company

      Advisor, Administrator, Transfer and         Frank Russell Investment
           Dividend Disbursing Agent                    Management Company

      Money Managers for the                       Multiple professional
           Underlying Funds                             discretionary investment
                                                        management organizations

      Custodian and Portfolio Accountant           State Street Bank and Trust
                                                        Company

      CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

      FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

      As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

      FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

      ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds of Funds and Underlying Funds. FRIMCo, with the assistance of FRIC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each Fund of Funds and Underlying Fund, selects money managers for the Underlying Funds (subject to approval by the Underlying Funds' Board), allocates Underlying Fund assets among money managers, oversees the money managers and evaluates their results. All assets of the Funds of Funds are allocated to Underlying Funds. The Underlying Funds' money managers select the individual portfolio securities for the assets of the Underlying Funds assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions for the Underlying Funds. FRIMCo also exercises investment discretion over the portion of each Underlying Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Underlying Fund's assets and for each Underlying Fund's cash reserves. (See, "Investment Policies of the Underlying Funds -- Cash Reserves.") FRIMCo may also directly manage portions of an Underlying Fund during periods of transitions from one money manager to another.

      FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

      Each of the Funds pays an advisory fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.

      The following Funds of Funds paid FRIMCo the listed advisory fees (gross of reimbursement and/or waivers) for the fiscal years ended October 31, 2004, 2003 and 2002, respectively.

                 Funds of Funds            10/31/04      10/31/03     10/31/02
                 --------------            --------      --------     --------
      Equity Aggressive Strategy Fund     $1,279,170      $669,610    $547,141
      Aggressive Strategy Fund             2,467,316     1,191,553      825,789
      Balanced Strategy Fund               4,036,609     2,157,479    1,336,379
      Moderate Strategy Fund               1,134,338       608,983      283,844
      Conservative Strategy Fund             859,455       545,035      141,760
      Tax-Managed Global Equity Fund          95,715        79,465      101,045

      No shares of the LifePoints Target Date Funds were issued during the periods shown.

      While FRIMCo will perform investment advisory services for the Funds of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its advisory fees since each Fund of Funds' inception and has contractually agreed to continue the waiver of advisory fees through February 28, 2006 for the LifePoints Funds and February 28, 2007 for the LifePoints Target Date Funds. Advisory fees do not vary among classes of Shares. Since November 2000, administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the fiscal years ended October 31, 2004, 2003 and 2002, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund: $1,279,170, $669,610, and $547,141; Aggressive Strategy Fund: $2,467,316, $1,191,553, and $825,789; Balanced Strategy Fund:
$4,036,608,  $2,157,479,  and $1,336,379;  Moderate  Strategy Fund:  $1,134,338,
$608,983,  and $283,844;  Conservative  Strategy Fund: $859,455,  $545,035,  and
$141,760;  and Tax-Managed Global Equity Fund: $95,715,  $79,465,  and $101,045.
FRIMCo paid no reimbursements to any Fund of Funds for the fiscal years ended October 31, 2004, 2003 and 2002. Each of the Funds of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

      The Underlying Funds in which the Funds of Funds currently invest paid FRIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2004, 2003, and 2002, respectively:

                                                                                                    Annual rate
                                                                                           (as a % of average daily net
                Fund                                     $Amount Paid                                assets)
                ----                  ---------------------------------------------------  ----------------------------
                                      ----------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ---
Diversified Equity                      $13,435,580       $8,858,252       $8,522,028        0.73%      0.73%      0.73%
Special Growth                            6,689,189        5,356,553        5,841,564        0.90%      0.90%      0.90%
Quantitative Equity                      14,320,815        9,657,060        9,164,790        0.73%      0.73%      0.73%
International Securities                 14,088,594        8,855,554        7,802,990        0.90%      0.90%      0.90%
Real Estate Securities                    8,495,904        5,792,981        5,333,647        0.80%      0.80%      0.80%
Diversified Bond                          4,736,838        3,796,822        3,070,332        0.40%      0.40%      0.40%
Multistrategy Bond                        6,981,735        4,458,421        3,820,888        0.60%      0.60%      0.60%
Tax-Managed Large Cap                     2,437,197        2,273,391        3,149,980        0.70%      0.70%      0.70%
Tax-Managed Mid & Small Cap               1,183,492          917,895          971,267        0.98%      0.98%      0.98%
Emerging Markets                          5,680,194        3,684,130        3,698,014        1.15%      1.15%      1.15%
Short Duration Bond                       4,915,805        3,752,880        2,316,334        0.45%      0.45%      0.45%

      FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Underlying Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets.

      The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

      For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $283,457, $221,976 and $112,624 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively. There was no reimbursement for the fiscal years ended October 31, 2002, 2003 or 2004. As a result of the waivers, the Fund paid advisory and administrative fees of $741,115, $742,751 and $1,131,250 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

      For the Short Duration Bond Fund, FRIMCo had contractually agreed to waive, until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 29, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $965,164, $1,336,988 and $293,361 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. There was no reimbursement for expenses over the cap in the fiscal years ended October 31, 2002, 2003 and 2004. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,654,785, $2,832,879 and $5,168,645 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

       From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers of the Underlying Funds for their investment selection services. The table in the next section entitled "Money Managers" sets forth the fees paid to money managers of the Underlying Funds. The following table sets forth the net advisory fees retained by FRIMCo with respect to the Underlying Funds:

                                                                                                    Annual rate
                                                                                           (as a % of average daily net
                Fund                                     $Amount Paid                                assets)
                ----                  ---------------------------------------------------  ----------------------------
                                      ----------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ---
Diversified Equity                       $9,538,985       $6,410,131       $6,080,573        0.52%      0.53%      0.52%
Special Growth                            3,668,372        2,923,787        3,175,792        0.49%      0.49%      0.49%
Quantitative Equity                      11,420,719        7,532,730        6,953,020        0.58%      0.57%      0.55%
International Securities                  9,353,876        5,811,168        4,863,914        0.60%      0.59%      0.56%
Real Estate Securities                    5,878,630        3,957,490        3,560,917        0.55%      0.55%      0.53%
Diversified Bond                          4,032,955        3,208,982        2,613,541        0.34%      0.34%      0.34%
Multistrategy Bond                        5,524,967        3,452,012        2,932,003        0.47%      0.46%      0.46%
Tax-Managed Large Cap                     1,418,202        1,387,293        2,004,628        0.41%      0.43%      0.45%
Tax-Managed Mid & Small Cap                 662,608          520,389          547,060        0.55%      0.56%      0.56%
Emerging Markets                          3,112,728        1,958,245        1,948,279        0.63%      0.61%      0.61%
Short Duration Bond                       3,457,651        2,436,916        1,415,268        0.32%      0.29%      0.28%

      FRIMCo is a wholly owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

         PORTFOLIO MANAGERS. The FRIMCo Managers (FRIMCo's officers and employees who manage the FRIC Funds, oversee the money managers of the FRIC Funds and have primary responsibility for the management of the FRIC Funds) are compensated by FRIMCo with salaries, bonuses, profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses for the FRIMCo Managers of the Funds of Funds are based on their management of the Fund consistent with the Fund's objectives. The FRIMCo Managers for the Funds of Funds are evaluated on an ongoing basis to make sure they respect each Fund of Fund's objectives and guidelines, insure identification and implementation of allocation changes when they are necessary, and that they liaise between business units and fund performance groups to help insure that Fund reports reflect market needs. The FRIMCo Managers of the Funds of Funds are also responsible for analyzing and explaining fund performance for shareholder servicing purposes.

         Profitsharing contributions are made quarterly and are calculated as a percentage of the FRIMCo Manager's salary. The percentage is fixed and is the same for all FRIMCo employees who receive profitsharing contributions.

         The long-term incentive plan provides for future cash payments the value of which is tied to FRC's financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a FRIMCo Manager's manager and approved by senior executives.

         FRIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the FRIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of those Russell Investment Funds selected by the FRIMCo Manager.

  EQUITY SECURITIES BENEFICIALLY OWNED BY FRIMCO MANAGERS IN THE FUNDS OF FUNDS
             THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

    -------------------------------- ------------------------------------------


                                                     DOLLAR RANGE OF EQUITY
     FRIMCO MANAGERS OF THE FUNDS                SECURITIES IN THE FUND OF FUNDS
               OF FUNDS                         MANAGED BY THE FRIMCO MANAGER
    ------------------------------ ---------------------------------------------
    ------------------------------ ------------- -------------------------------
    Jill F. Johnson                 None         Equity Aggressive Strategy
    ------------------------------ ------------- -------------------------------
    ------------------------------ ------------- -------------------------------
                                    $1-$10,000   Aggressive Strategy
    ------------------------------ ------------- -------------------------------
    ------------------------------ ------------- -------------------------------
                                    None         Balanced Strategy
    ------------------------------ ------------- -------------------------------
    ------------------------------ ------------- -------------------------------
                                    None         Moderate Strategy
    ------------------------------ ------------- -------------------------------
    ------------------------------ ------------- -------------------------------
                                    None         Conservative Strategy
    ------------------------------ ------------- -------------------------------
    ------------------------------ ------------- -------------------------------
                                    None         Tax-Managed Global Equity
    ------------------------------ ------------- -------------------------------

      No Shares of the LifePoints Target Date Funds were issued during the period shown.

                    OTHER ACCOUNTS MANAGED BY FRIMCO MANAGERS
                   AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                             AS OF OCTOBER 31, 2004


------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
FRIMCo             Number of       Assets Under    Number of       Assets Under     Other Types     Assets Under    Asset Total
Manager            Registered      Management      Pooled          Management       of Accounts     Management      (in millions)
                   Investment      (in millions)   Investment      (in millions)                    (in millions)
                   Companies                       Vehicles
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Jill F. Johnson          0                      0        7                   923.4        5                  203.9         1,127.3
                                                                                                                           =======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------


      MONEY MANAGERS. The money managers of the Underlying Funds are not affiliates of FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

      From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2002, 2003 and 2004, management fees paid to the money managers of the Underlying Funds were:


                                                                                                    Annual rate
                                                                                           (as a % of average daily net
                Fund                                     $Amount Paid                                assets)
                ----                  ---------------------------------------------------  ----------------------------
                                      ----------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----
Diversified Equity                       $3,896,595       $2,448,121       $2,441,455        0.21%      0.20%      0.21%
Special Growth                            3,020,817        2,432,766        2,665,772        0.41%      0.41%      0.41%
Quantitative Equity                       2,900,096        2,124,330        2,211,770        0.15%      0.16%      0.18%
International Securities                  4,734,718        3,044,386        2,939,076        0.30%      0.31%      0.34%
Real Estate Securities                    2,617,274        1,835,491        1,772,730        0.25%      0.25%      0.27%
Diversified Bond                            703,883          587,840          456,791        0.06%      0.06%      0.06%
Multistrategy Bond                        1,456,768        1,006,409          888,885        0.13%      0.14%      0.14%
Tax-Managed Large Cap                     1,018,995          886,098        1,145,352        0.29%      0.27%      0.25%
Tax-Managed Mid & Small Cap                 520,884          397,506          424,207        0.43%      0.42%      0.42%
Emerging Markets                          2,567,466        1,725,885        1,749,735        0.52%      0.54%      0.54%
Short Duration Bond                       1,458,154        1,315,964          901,066        0.13%      0.16%      0.17%


      Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker- dealer affiliates.

         APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager of the Underlying Funds at a meeting held on February 23, 2005. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided by FRIMCo (and its affiliates) to the Fund and by FRIMCo (and its affiliates) and each Money Manager to Underlying Funds and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and the Underlying Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Funds and Underlying Funds (collectively, the "Agreement Renewal Information").

         In evaluating the advisory agreement with FRIMCo and the portfolio management contracts with the Money Managers of the Underlying Funds, the Board considered that the Funds and Underlying Funds, in employing a manager of managers method of investment for each Underlying Fund, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. All Underlying Funds have multiple Money Managers.

         The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for each Underlying Fund. Assets of each Underlying Fund have been allocated among multiple Money Managers.

         FRIMCo is responsible for selecting Money Managers for each Underlying Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for an Underlying Fund in effect performs the functions of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Underlying Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Underlying Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for an Underlying Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Underlying Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for an Underlying Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Underlying Fund. The performance of individual Money Managers for an Underlying Fund may reflect the roles assigned to them by FRIMCo in the Underlying Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund and Underlying Fund reflects in great part the performance of FRIMCo in designing the Underlying Fund's investment program, structuring Underlying Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Underlying Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Underlying Fund. The overall performance of each Fund, in turn, reflects the performance of FRIMCo in carrying out its responsibilities for each Underlying Fund and its performance in allocating Fund assets among the Underlying Funds.

         The Board also considered that the prospectuses for the Funds of Funds and Underlying Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund of Funds and Underlying Fund, rather than the investment selection role of the Underlying Fund's Money Managers, and describe the manner in which the Funds of Funds and Underlying Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

         In addition to these general factors relating to the manager of managers structure of the Underlying Funds, the Trustees considered, with respect to each Fund of Funds and Underlying Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

         1. The nature, scope and quality of the services provided to the Fund of Funds and Underlying Fund by FRIMCo;

         2. The advisory fee paid by the Fund of Funds or Underlying Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund of Funds or Underlying Fund, including the fees for any Money Managers of such Underlying Fund;

         3. Information provided by FRIMco as to other fees and benefits received by FRIMCo or its affiliates from the Fund of Funds or Underlying Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

         4. Information provided by FRIMco as to investment advisory fees paid by Comparable Funds;

         5. Information provided by FRIMco as to expenses incurred by the Fund of Funds or Underlying Fund and Comparable Funds;

         6. Information provided by FRIMco as to the profits that FRIMCo derives from its mutual fund operations generally and from each Fund of Funds and Underlying Fund; and

         7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund of Funds' and Underlying Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Funds of Funds and Underlying Funds.

         The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Underlying Funds and the likelihood that, at the current expense ratio of each such Fund of Funds or Underlying Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund of Funds or Underlying Fund selected by its shareholders in purchasing their shares.

      Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement would be in the best interests of each Fund and its shareholders, and, on that basis, approved their renewals.

      DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds of Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund of Funds shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

      CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

CUSTODY

     Domestic Custody (Underlying Funds)
          o    First $10 billion in average daily net assets - 0.005%,
          o    Over $10 billion - 0.004%.

     Global Custody (Underlying Funds)
          o First $1 billion in month end net assets - 0.06% - 0.35% depending on the geographic classification of the investments in the international funds,
          o Over $1 billion - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
          o A transaction charge ranging from $20 - $110 depending on the geographic classification of the investments in the international funds.

       All Custody (Underlying Funds)
          o Portfolio transaction charges range from $5.00 - $25.00 depending on the type of transaction;
          o    Futures and Options charges are $5.00;
          o Monthly pricing fees of $375.00 per portfolio and $8.25 per security (not applicable to money market funds);
          o    Annual  fee per fund  using  fair  valuation  pricing  service of
               $4,000;
          o    On-line access charges of $2,500 per fund; and
          o Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

       All Custody (Funds of Funds)
          o Portfolio transaction charges for the Funds of Funds are equal to $5.00 each. In addition, interest earned on cash reserves will be used to offset the Funds of Funds' and Underlying Funds' custodian expense, as applicable.

FUND ACCOUNTING (subject to a minimum fund accounting fee per fund of $30,000):

         Domestic Fund Accounting (Underlying Funds)
          o    $7,500 per portfolio; and
          o    0.0125% of average daily net assets.

         International Fund Accounting (Underlying Funds)
          o    $7,500 per portfolio per year; and
          o    0.02% of month end net assets.

         Funds of Funds Accounting
          o    $3,100 annually per fund of funds.

         Yield Calculation Services (Underlying Funds)
          o    $4,200 per fixed income fund.

         Tax Accounting Services
          o    $3,000 per fund annually (not applicable to money market funds).
          o Wash sales $1,000 per fund annually (not applicable to money market funds).
          o Qualified dividend income reporting $500 per fund (for up to 3 reports per fund in a calendar year).

Multiple Class Charges. In addition to the charges listed above, the Underlying Funds and the Funds of Funds pay multiple class charges as follows: 1 class, no charge; each additional class, $5,100 annually per class.

         The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

      TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. FRIMCo retains a portion of this fee for its services provided to FRIC and pays the balance to unaffiliated agents who assist in providing these services. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

      ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of the Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. Pricewaterhouse Coopers LLP serves as the Independent Registered Public Accounting Firm of FRIC. Pricewaterhouse Coopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with Public Accounting Oversight Board and a review of federal tax returns. The mailing address of Pricewaterhouse Coopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

      CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.


 -------------------------------- ------------------------ -------------------------------------- -----------------------------
                                                                                                     Does the code contain
                                                            Are investments in securities owned     all of the required Rule
                                     Personal investing      by the advised sub-trust allowed?         17j-1 provisions?
          MONEY MANAGER                  allowed?
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 AEW Management and Advisors,     Yes                      No                                     Yes
 L.P.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Alliance Capital Management      Yes                      Yes, but not in securities with        Yes
 L.P. through  its  Bernstein                              pending or  possible  client  buy or
 Investment Research                                       and sell orders
 Management Unit
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 AQR Capital Management, LLC      Yes                      Yes, but not in securities on a        Yes
                                                           restricted list
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Ark Asset Management Co., Inc.   Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Aronson + Johnson + Ortiz, LP    Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Arrowstreet Capital, Limited     Yes                      Yes, subject to blackout periods       Yes
 Partnership
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Axiom International Investors    Yes                      Yes, but not in securities with        Yes
 LLC                                                       pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Bear Stearns Asset Management    Yes                      Yes, subject to blackout periods       Yes
 Inc.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 CapitalWorks Investment          Yes                      Yes, but not in securities with        Yes
 Partners, LLC                                             pending or possible client buy or
                                   sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Chartwell Investment Partners    Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 David J. Greene and Company,     Yes                      Yes                                    Yes
 LLC
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Delaware Management Company, a   Yes                      Yes, but not in securities with        Yes
 series of Delaware Management                             pending or possible client buy or
 Business Trust                                            sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Delphi Management, Inc.          Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Fidelity Management & Research   Yes                      Yes, but cannot purchase closed-end    Yes
 Company                                                   funds for which Fidelity performs
                                                           pricing and bookkeeping, securities
                                                           of certain broker-dealers or
                                                           interests in hedge funds and
                                                           investment clubs
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Frank Russell Investment         Yes                      Yes, but not in securities with        Yes
 Management Company                                        pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Franklin Portfolio Associates,   Yes                      Yes, but not in securities with        Yes
 LLC                                                       pending or possible client buy or
                                                           sell orders, also, certain persons
                                                           may not invest in securities of
                                                           financial services organizations
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Genesis Asset Managers, LLP      Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Goldman Sachs Asset              Yes                      Yes, but not in securities with        Yes
 Management, L.P.                                          pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Gould Investment Partners LLC    Yes                      Yes                                    Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Heitman Real Estate Securities   Yes                      Yes, but not in securities with        Yes
 LLC                                                       pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Institutional Capital            Yes                      No                                     Yes
 Corporation
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 INVESCO Institutional (N.A.),    Yes                      Yes, but not in securities on a        Yes
 Inc., through its INVESCO Real                            restricted list
 Estate Division
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 J.P. Morgan  Investment          Yes                      Yes, but not in securities with        Yes
 Management Inc.                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Jacobs Levy Equity Management,   Yes                      Yes, but not in securities with        Yes
 Inc.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 John A. Levin & Co., Inc.        Yes                      Yes, subject to blackout periods       Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Kayne Anderson Rudnick           Yes                      Yes, but not in securities on a        Yes
 Investment Management, LLC                                restricted list
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Lehman Brothers Asset            Yes                      Yes, but not in securities with        Yes
 Management LLC                                            pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Marsico Capital Management       Severely restricts       No                                     Yes
 Company, LLC                     personal trading except
                                  for certain specific
                                  transactions such as the
                                  purchase  of mutual  fund
                                  shares,  commercial
                                  paper, etc.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Marvin & Palmer Associates,      Yes                      Yes                                    Yes
 Inc.
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Merganser Capital Management     Yes                      Yes, but may not enter into            Yes
 L.P.                                                      transactions that may result in
                                                           conflicts of interest with clients
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 MFS Institutional Advisors,      Yes                      Yes, but not in securities with        Yes
 Inc.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Mondrian Investment Partners     Yes                      Yes, but not in securities with        Yes
 Ltd.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Montag & Caldwell, Inc.          Yes                      Yes, but not in securities on a        Yes
                                                           restricted stock list
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Morgan Stanley Investment        Yes                      Yes, but not in securities with        Yes
 Management Inc.                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Netols Asset Management, Inc.    Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Neuberger Berman Management      Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Nicholas-Applegate Capital       Yes                      Yes, but not in securities that have   Yes
 Management LLC                                            been purchased or sold by a client
                                                           within the last 3 days or with
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Pacific Investment Management    Yes, but must use a      Yes, but not in securities with        Yes
 Company LLC                      registered broker for    pending or possible client buy or
                                  transactions in          sell orders
                                  publicly traded
                                  securities
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Parametric Portfolio             Yes                      Yes, but not in securities with        Yes
 Associates LLC                                            pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 RREEF America L.L.C.             Yes                      Yes, but transactions in securities    Yes
                                                           with pending or possible client buy
                                                           or sell orders require prior approval
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Sands Capital Management, Inc.   Yes                      Yes, subject to blackout periods       Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Schneider Capital Management     Yes                      Yes, but not in securities with        Yes
 Corporation                                               pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 STW Fixed Income Management      Yes                      Yes, but not in securities with        Yes
 Ltd.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Suffolk Capital Management, LLC  Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders or in securities of
                                                           which 10% or more are held in
                                                           portfolios managed by Suffolk
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 T. Rowe  Price  International,  Yes                       Yes,  but not in  securities  with     Yes
 Inc.                                                      pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 The Boston Company Asset         Yes                      Yes, but not in securities with        Yes
 Management, LLC                                           pending or possible client buy or
                                                           sell orders, also, certain persons
                                                           may not purchase securities issued
                                                           by financial services organizations
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 TimesSquare Capital              Yes                      Yes, but not in securities with        Yes
 Management, Inc.                                          pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Turner Investment Partners,      Yes                      Yes, but not in securities in which    Yes
 Inc.                                                      the adviser has a long or short
                                                           position or with pending or possible
                                                           client buy or sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Tyee Capital Management, Inc.    Yes                      Yes, subject to blackout periods       Yes
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Wellington Management Company,   Yes                      Yes, subject to blackout periods       Yes
 LLP
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Wells Capital Management         Yes                      Yes, but not in securities with        Yes
 Incorporated                                              pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Westcap Investors, LLC           Yes                      Yes, but not in securities with        Yes
                                                           pending or possible client buy or
                                                           sell orders
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 -------------------------------- ------------------------ -------------------------------------- -----------------------------
 Western Asset Management         Yes                      Yes, subject to blackout periods       Yes
 Company
 -------------------------------- ------------------------ -------------------------------------- -----------------------------

      PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

     o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
     o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
     o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
     o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Fund.
     o On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
     o On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
     o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.
     o On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Duration Bond Funds.
     o On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.
     o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.
     o On August 24, 2004, the Board amended the Rule 18f-3 Plan to create Class D, Class E and Class S Shares of the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds (the "Target Date Funds").
     o On February 23, 2005, the Board amended the Rule 18f-3 Plan to create Class A and Class C Shares of the Target Date Funds.

      For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

      DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with
Rule 12b-1. Each Fund of Funds has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

      In adopting the Distribution Plan for each Fund of Funds, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Fund of Funds and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Fund of Funds, the Distributor, as the Funds of Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Funds of Funds by enabling those Funds of Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Fund of Funds would have.

      For each Fund of Funds, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B, Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B, Class C or Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

      For each Fund of Funds, the Distribution Plan provides that each Fund of Funds may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B, Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B, Class C and Class D Shares of such Fund of Funds. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Fund of Funds present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund of Funds are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Funds of Funds, the Distribution Plan does not provide for those Funds of Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Fund of Funds, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Fund of Funds or (ii) a 1940 Act Vote.

      Under the Distribution Plan, the Funds of Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Fund of Funds Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

      Under the Distribution Plan, the following Funds of Funds' Class A, Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2004, 2003 and 2002 (these amounts were for compensation to dealers):

Funds of Funds                            Class A        Class C         Class D        Class A       Class C       Class D
--------------                            -------        -------         -------        -------       -------       -------
                                          10/31/04       10/31/04        10/31/04      10/31/03      10/31/03      10/31/03
                                          --------       --------        --------      --------      --------      --------
Equity Aggressive Strategy Fund            $63,392      $1,144,776        $498,363       $2,851       $471,032     $189,700
Aggressive Strategy Fund                   219,710       2,338,853         901,984       15,673      1,085,584      342,109
Balanced Strategy Fund                     382,778       4,011,367       1,412,558       32,988      2,010,108      640,241
Moderate Strategy Fund                      84,940         910,903         525,876       13,228        475,733      236,020
Conservative Strategy Fund                  30,774         491,825         306,715        5,075        309,450      146,979
Tax-Managed Global Equity Fund                  NA          97,132              NA           NA         73,918           NA

Funds of Funds                             Class C       Class D
                                          10/31/02      10/31/02
Equity Aggressive Strategy Fund            $351,730      $64,302
Aggressive Strategy Fund                    721,358       89,064
Balanced Strategy Fund                    1,238,254      186,599
Moderate Strategy Fund                      212,449       44,565
Conservative Strategy Fund                  108,431       28,027
Tax-Managed Global Equity Fund               68,725           NA

      No Class B Shares and no shares of the LifePoints Target Date Funds were issued during the periods shown. Class A Shares were first issued on March 2, March 3, March 4, March 5 and March 10, 2003 for Equity Aggressive Strategy Fund, Conservative Strategy Fund, Balanced Strategy Fund, Moderate Strategy Fund and Aggressive Strategy Fund, respectively.

      SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000, November 25, 2002, December 7, 2004 and February 23, 2005. This plan is referred to as the "Service Plan."

      Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class B, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class B, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class B, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund of Funds' Class B, Class C, Class D, or Class E Shares.

      Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Fund of Funds' Shares, by a vote of a majority of the Independent Trustees.

       Under the Service Plan, the following Funds of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2004:

               Funds of Funds              Class C        Class D     Class E
               --------------              -------        -------     -------
      Equity Aggressive Strategy Fund      $ 381,592    $ 498,363     $ 400,909
      Aggressive Strategy Fund               779,618      901,984       667,670
      Balanced Strategy Fund               1,337,122    1,412,558     1,009,458
      Moderate Strategy Fund                 303,634      525,876       283,505
      Conservative Strategy Fund             163,942      306,715       478,271
      Tax-Managed Global Equity Fund          32,377           NA            NA

No Class B Shares or Shares of the LifePoints Target Date Funds were issued during the period shown.

       UNDERLYING FUND EXPENSES. The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records payable to FRC; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

      Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

      As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.

       FUND OF FUNDS OPERATING EXPENSES. Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. The Funds received exemptive relief from the SEC which allows the Underlying Funds to bear certain direct expenses of the Funds of Funds (Release Nos. IC-23635 (notice) and IC-23676 (order)) pursuant to Special Servicing Agreements. It is currently contemplated that all other operating expenses (legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Funds of Funds, including transfer agency services but not including any services covered by the Funds of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Funds of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Funds of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Funds of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Funds of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Funds of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits pursuant to a Letter Agreement. Those costs include Fund accounting, custody, auditing, legal, and blue sky, as well as organizational, transfer agency, prospectus, shareholder reports, proxy, administrative and miscellaneous expenses.

       PURCHASE, EXCHANGE AND REDEMPTION OF FUND OF FUNDS SHARES. As described in the Prospectus, the Funds of Funds provide you with different classes of shares based upon your individual investment needs.

       Each class of shares of a Fund of Funds represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any distribution or service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

       Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) payments pursuant to the Distribution Plans or the Shareholder Services Plans for that class (ii) transfer agency fees attributable to a specific class of shares, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

       The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees. Class D Shares are only available to employee benefit and other plans , such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Fund shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor, including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs or individual 403(b) plans. Each Fund reserves the right to change the categories of investors eligible to purchase its Shares.

Class A Shares of the LifePoints Funds

         Class A shares are sold at offering price, which is the net asset value plus an initial sales charge as follows.

         The LifePoints Funds receive the entire net asset value of all Class A shares that are sold. The Distributor retains the full applicable sales charge from which it pays the broker/dealer commission shown in the table below.


                                                                                                               Broker/Dealer
                                                         Sales charge               Sales charge                commission
Amount of                                                  as a % of                as a % of net               as a % of
your investment                                         offering price            amount invested             offering price

Less than $50,000.................................          5.75%                      6.10%                      5.00%
$50,000 but less than $100,000....................          4.50%                      4.71%                      3.75%
$100,000 but less than $250,000...................          3.50%                      3.63%                      2.75%
$250,000 but less than $500,000...................          2.50%                      2.56%                      2.00%
$500,000 but less than $1,000,000.................          2.00%                      2.04%                      1.60%
$1,000,000 or more................................            --0--                      --0--                  up to 1.00%

      Investments of $1,000,000 or more. You do not pay an initial sales charge when you buy $1,000,000 or more of Class A Shares. However, if you redeem those Class A Shares within one year of purchase, you will pay a deferred sales charge of 1.00%.

      The Funds' distributor keeps up to approximately 13% of the initial sales charge imposed on Class A Shares. Financial Intermediaries receive the remaining amount of the initial sales charge imposed on Class A Shares and may be deemed to be underwriters of the LifePoints Funds as defined in the Securities Act of 1933. Financial Intermediaries that sell Class A shares may also receive the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class A Shares sold by them.

       Sales Charge Waivers and Reductions

Please see the LifePoints Funds' prospectuses for information about sales charge waivers and reductions, including initial sales charge waivers, cumulative purchase discounts, accumulation privileges, letters of intent, reinstatement privileges, exchange privileges, and deferred sales charge waivers.

Class C Shares of the LifePoints Funds and the Tax-Managed Global Equity Fund

      Financial Intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class D Shares of the LifePoints Funds and LifePoints Target Date Funds

      Financial Intermediaries that sell Class D shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds of Funds' distribution plan at an annual rate equal to up to 0.75% (presently limited to 0.25%) of the average daily net assets represented by the Class D shares sold by them.

Class E Shares of the Funds of Funds

      Financial Intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds of Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class S Shares of the Funds of Funds

      Financial   Intermediaries   will  receive  no  shareholder   services  or
distribution fees for Class S shares.

Minimum Initial Investment Requirements.

      There is currently no required minimum initial investment for Shares of the Funds of Funds. However, each Fund of Funds reserves the right to close any account for Class A, C, E or S Shares whose balance falls below $1,000. Class D Shares are only available to employee benefit and other plans, such as 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing plans, money purchase plans, defined benefit plans and non-qualified deferred compensation plans that consolidate and hold all Shares in plan level or omnibus accounts on behalf of participants. Class D Shares are not available to any other category of investor including, for example, retail non-retirement accounts, traditional or Roth IRA accounts, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs or individual 403(b) plans. Each Fund of Funds reserves the right to change the categories of investors eligible to purchase its Shares.

Uncashed Checks.

      Please make sure you promptly cash checks issued to you by the Funds of Funds. If you do not cash a dividend, distribution, or redemption check, the Funds of Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds of Funds are sure that they have a valid address for you. After 180 days, the Funds of Funds will no longer honor the issued check and, after attempts to locate you, the Funds of Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Referral Fees.

      The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

       VALUATION OF THE FUND OF FUNDS SHARES. The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for regular trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

      Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

       PRICING OF SECURITIES. The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund of Funds that invests in these Underlying Funds which hold portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund of Funds' Shares may change on a day when you will not be able to purchase or redeem that Fund of Funds' Shares. This is because the value of those Underlying Funds' portfolio securities may change on weekends or other days when the Fund of Funds does not price its Shares.

      PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds of Funds and Underlying Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

      The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds of Funds or Underlying Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

      The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

      Information on how the Funds of Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

       PORTFOLIO TURNOVER RATES OF THE FUNDS OF FUNDS. The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Funds of Funds during the year. The Funds of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and (iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

      The portfolio turnover rates for the fiscal years ended October 31, 2004 and 2003 were:


Funds of Funds                             10/31/04           10/31/03
--------------                             --------           --------
Equity Aggressive Strategy Fund                12.46%             17.81%
Aggressive Strategy Fund                        2.22              15.15
Balanced Strategy Fund                          6.42              18.55
Moderate Strategy Fund                          3.99              11.08
Conservative Strategy Fund                      6.18              30.98
Tax-Managed Global Equity Fund                 21.28              59.50

No Shares of the LifePoints Target Date Funds were issued during the periods shown.

       PORTFOLIO TRANSACTION POLICIES AND TURNOVER RATES OF THE UNDERLYING FUNDS. Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' cash reserves. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Mid & Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Underlying Fund (or for another series of FRIC) decides to purchase the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31 2004 and 2003, respectively, were as follows: Diversified Equity Fund, 125% and 110%, Special Growth Fund, 125% and 127%, Quantitative Equity Fund, 91% and 109%, International Securities Fund, 76% and 69%, Diversified Bond Fund, 141% and 147%, Short Duration Bond Fund, 132% and 188%, Multistrategy Bond Fund, 221% and 282%, Real Estate Securities Fund, 38% and 46%, Emerging Markets Fund, 82% and 95%, Tax-Managed Large Cap Fund, 32% and 127%, Tax-Managed Mid & Small Cap Fund, 203% and 82%, and Tax Exempt Bond Fund, 37% and 37%.


         DISCLOSURE OF PORTFOLIO HOLDINGS The Funds of Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund of Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees.


         Disclosure of a Fund of Funds' portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund of Funds and its adviser. Disclosure is permissible only when a Fund of Funds, as determined by the Board of Trustees, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, including duties not to trade on non-public information.


Public Disclosures of Portfolio Holdings Information


         Disclosure of a Fund of Funds' complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund of Funds shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds of Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund of Funds' top ten portfolio holdings as of the last day of each month will be available on the Fund of Funds' website approximately 30 calendar days after the end of such month.


         From time to time rating and ranking organizations such as Standard & Poor's and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund of Funds. In order to facilitate the review of the Funds of Funds by these rating agencies, the Funds of Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund of Funds shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, including duties not to trade on non-public information.


         Portfolio managers and other senior officers of the Funds of Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.


Non-Public Disclosures of Portfolio Holdings Information


         FRIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds of Funds for the purpose of facilitating management of the Funds of Funds' portfolios and receipt of relevant research. FRIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer's securities as either currently held or anticipated to be held by the Funds of Funds or identify Fund of Funds position sizes. In addition, the Funds of Funds' service providers, such as the money managers, custodian, and transfer agent, may receive portfolio holdings information in connection with their services to the Funds of Funds.


Administration of the Portfolio Holdings Disclosure Policies


         The Chief Compliance Officer will exercise oversight of disclosures of the Funds of Funds' portfolio holdings. It is the duty of the Chief Compliance Officer to ensure that all disclosures of the portfolio holdings of a Fund of Funds are in the best interests of such Fund of Funds' shareholders. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund of Funds shareholders and the interests of the Funds of Funds' investment adviser, principal underwriter, or any affiliated person of the Funds of Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds of Funds' Chief Compliance Officer.


         The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds of Funds' Board of Trustees.


       BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager of the Underlying Fund or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

       FRIMCo or a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.

       The Underlying Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used to (i) obtain research services for FRIMCo to assist it in its capacity as a manager of managers, (ii) to generate commission rebates to the Underlying Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions for the Underlying Funds or (iv) to execute portfolio securities transactions selected by money managers. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Underlying Funds, the Underlying Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Underlying Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers direct through FRS based upon asset class, investment style and other factors. FRIMCo, or FRC on FRIMCo's behalf, will effect transactions with or through FRS only to the extent such clients will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients.

       Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of employees in research and investment management roles. The committee acts as an oversight body with respect to the purchases of research services acquired by FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Underlying Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

       FRS or other brokers may also rebate to the Underlying Funds a portion of commissions earned on certain trading by the Underlying Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Underlying Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process.

       FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

      Additionally, a money manager for the Underlying Funds may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use, including possibly research services provided by Russell/Mellon Analytical Services Inc., an affiliate of FRIMCo. Research services provided to a money manager are required by law to benefit the Underlying Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Underlying Funds may benefit from research services provided with respect to trading by those other funds and clients.

       BROKERAGE COMMISSIONS. For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

       YIELD AND TOTAL RETURN QUOTATIONS. The Funds of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.

       Calculation of Average Annual Total Return.

       Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

     Where:       P         =        a hypothetical initial payment of $1,000;
                  T         =        Average annual total return;
                  n         =        Number of years; and
                  ERV       =        Ending redeemable value of a hypothetical
                                     $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

       The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

       Calculation of Average Annual Total Return After Taxes on Distributions. Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVD

     Where:     P           =        hypothetical initial payment of $1,000.
                T           =        average annual total return (after taxes on
                                     distributions).
                n           =        number of years.
                ATVD        =        ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

         Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares.

      Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ATVDR

    Where:      P            =       hypothetical initial payment of $1,000.
                T            =       average annual total return (after taxes on
                                     distributions and redemptions).
                 n           =       number of years.
                ATVDR        =       ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

      The calculation assumes that all dividends and distributions of each Fund of Funds, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

      The taxable amount and the tax character of each distribution is as specified by a Fund of Funds on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

      The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

      The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

      Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

      Yield Quotation. For information on the calculation of yields on certain of the Underlying Funds, see the Prospectuses and Statement of Additional Information for the Underlying Funds.

      Each Fund of Funds may, from time to time, advertise non-standard performance, including average annual total return for periods other than 1, 5 or 10 years or since inception.

      Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

      INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUNDS OF FUNDS

      Each Fund of Funds' investment objective is "non-fundamental." Having a non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund of Funds' shareholders. Certain investment policies and restrictions may only be changed with the approval of a majority of each Fund of Funds' shareholders. The vote of a majority of the outstanding voting securities of each Fund of Funds means the vote of the lesser of (a) 67% or more of the voting securities of the Fund of Funds present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund of Funds are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund of Funds. Other policies and restrictions may be changed by a Fund of Funds without shareholder approval. The Funds of Funds' investment objectives are set forth in the respective Prospectus.

      INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. The fundamental investment restrictions of the Underlying Funds are listed in the next section.

      No Fund of Funds may:

      1. Purchase securities if, as a result of such purchase, the Fund of Funds' investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies.

      Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Fund of Funds' Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market
Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund's investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US banks having net assets in excess of $100,000,000.

      2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

      3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

      5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

      6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

      7. Issue securities senior to the Fund of Funds' presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

      With regards to investment restriction 1, above, the statement that the Funds of Funds will be concentrated in the mutual fund industry means that the Funds of Funds will only invest in shares of other mutual funds. In accordance with each Fund of Funds' investment program as set forth in the prospectus, a Fund of Funds may invest more than 25% of its assets in any one Underlying Fund.

      Each Fund of Funds will also not be concentrated, within the meaning of the 1940 Act, in securities of issuers of a particular industry or group of industries, if the portfolio securities of the Underlying Funds were deemed to be owned directly by the Fund of Funds rather than the Underlying Fund.

      With regards to investment restriction 6, above, each Fund of Funds may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds of Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

      The Funds of Funds do not invest in illiquid securities. The Funds of Funds do not invest in repurchase agreements.

      Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund of Funds may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund of Funds is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund of Funds must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

          INVESTMENT RESTRICTIONS AND POLICIES OF THE UNDERLYING FUNDS

      INVESTMENT RESTRICTIONS. Each Underlying Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. For purposes of the following investment restrictions, any reference to "Fund(s)" shall mean the Underlying Fund(s).

      No Underlying Fund may:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

      4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

      With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

      With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

       Each Underlying Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Underlying Fund may borrow money for purposes of leveraging or investment.

         Under the 1940 Act, each Underlying Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Underlying Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

         An Underlying Fund may, from time to time, take temporary defensive positions that are inconsistent with the Underlying Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, an Underlying Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Underlying Fund's best interests. During a period in which any Underlying Fund takes a temporary defensive position, the corresponding Funds may not achieve their investment objectives.

         The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the principal and additional investments in which the Underlying Funds invest. The Underlying Funds use investment techniques commonly used by other mutual funds. The Glossary located at the back of the SAI describes each of the investment techniques identified below.


------------------------------------ --------------------------------------------------- ------------------------------------------
Underlying Fund                      Principal Investments                               Additional Investments
------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Diversified Equity Fund              Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -warrants                                     exceed 33 1/3 % of total fund assets)
                                           -options                                      Illiquid Securities (limited to 15% of
                                           -convertible debt securities                  fund assets)
                                           -depositary receipts                          Derivatives
                                     Preferred Stocks                                        -write (sell) call and put options on
                                     Equity Derivative  Securities                            securities, securities indexes and
                                     US Government Securities                                 foreign securities(3)
                                     Investment Company Securities (including ETFs)          -purchase options on securities,
                                     Foreign Securities                                        securities indexes and currencies(3)
                                                                                             -interest rate futures contracts, stock
                                                                                              index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)


------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Special Growth Fund                  Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -warrants                                     exceed 33 1/3 % of total fund assets)
                                           -options                                      Illiquid Securities (limited to 15% of
                                           -convertible debt securities                  fund assets)
                                           -depositary receipts                          US Government Securities
                                     Preferred Stocks                                    Derivatives
                                     Equity Derivative Securities                           -write (sell) call and put options on
                                     Investment Company Securities (including ETFs)          securities, securities indexes and
                                     Foreign Securities                                      foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Quantitative Equity Fund             Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -warrants                                     exceed 33 1/3 % of total fund assets)
                                           -options                                      Illiquid Securities (limited to 15% of
                                           -convertible debt securities                  fund assets)
                                           -depositary receipts                          Derivatives
                                     Preferred Stocks                                        -write (sell) call and put options on
                                     Equity Derivative  Securities                            securities, securities indexes and
                                     US Government  Securities                                foreign securities(3)
                                     Investment  Company Securities (including  ETFs)        -purchase options on securities,
                                     Foreign Securities                                       securities indexes and currencies(3)
                                                                                             -interest rate futures contracts,
                                                                                              stock index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)


------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
International Securities Fund        Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Reverse Repurchase Agreements
                                           -warrants                                     Lending Portfolio Securities (not to
                                           -options                                      exceed 33 1/3 % of total fund assets)
                                           -convertible debt securities                  Illiquid Securities (limited to 15% of
                                           -depositary receipts                          fund assets)
                                     Preferred Stocks                                    Derivatives
                                     Equity Derivative Securities                           -forward currency contracts(2)
                                     US Government Securities                               -write (sell) call and put options on
                                     Investment Company Securities (including ETFs)          securities, securities indexes and
                                     Foreign Securities                                      foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Diversified Bond Fund                Debt Securities including corporate debt and        Common Stock Equivalents
                                     mortgage-backed securities                               -convertible debt securities
                                     US Government Securities                            Preferred Stock
                                     Investment Company Securities (including ETFs)      Emerging Markets Debt
                                     Foreign Securities                                  Municipal Obligations
                                                                                         Cash Reserves
                                                                                         Repurchase Agreements(1)
                                                                                         When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Lending Portfolio Securities
                                                                                         (not to exceed 33 1/3% of
                                                                                         total fund assets)
                                                                                         Illiquid Securities (limited to 15%
                                                                                         of fund assets)
                                                                                         Derivatives
                                                                                            -forward currency contracts(2)
                                                                                            -write (sell) call and put options on
                                                                                             securities, securities indexes and
                                                                                             foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)

------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Short Duration Bond Fund             Debt Securities including corporate debt,           Common Stock Equivalents
                                     mortgage-backed securities and below investment          -convertible debt securities
                                     grade or junk bonds                                 Preferred Stock
                                     US Government Securities                            Emerging Markets Debt
                                     Municipal Obligations                               Cash Reserves
                                     Investment Company Securities (including ETFs)      Repurchase Agreements(1)
                                     Foreign Securities                                  When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Lending Portfolio Securities (not
                                                                                         to exceed 33 1/3% of total fund
                                                                                         assets)
                                                                                         Illiquid Securities (limited to 15%
                                                                                         of fund assets)
                                                                                         Derivatives
                                                                                            -forward currency contracts(2)
                                                                                            -write (sell) call and put options on
                                                                                             securities, securities indexes and
                                                                                             foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)

------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Multistrategy Bond Fund              Debt Securities including corporate debt,           Common Stock Equivalents
                                     mortgage-backed securities and below investment          -convertible debt securities
                                     grade or junk bonds                                 Preferred Stock
                                     US Government Securities                            Emerging Markets Debt
                                     Investment Company Securities (including ETFs)      Municipal Obligations
                                     Foreign Securities                                  Cash Reserves
                                     Derivatives                                         Repurchase Agreements(1)
                                          -forward currency contracts(2)                 When issued and forward commitment
                                          -write (sell) call and put options on          securities
                                           securities, securities indexes and            Reverse Repurchase Agreements
                                           foreign securities(3)                         Lending Portfolio Securities (not to
                                          -purchase options on securities,               exceed 33 1/3 % of total fund assets)
                                           securities indexes and currencies(3)          Illiquid Securities (limited to 15% of
                                          -interest rate futures contracts, stock        fund assets)
                                           index futures contracts, foreign
                                           currency contracts and options on
                                           futures(4)

------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Real Estate Securities Fund          Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -warrants                                     exceed 33 1/3 % of total fund assets)
                                           -options                                      Illiquid Securities (limited to 15% of
                                           -convertible debt securities                  fund assets)
                                           -depositary receipts                          Derivatives
                                     Preferred Stocks                                        -write (sell) call and put options on
                                     Equity Derivative  Securities                            securities, securities indexes and
                                     US Government Securities                                 foreign securities(3)
                                     Investment  Company Securities (including ETFs)         -purchase options on securities,
                                     Foreign Securities                                       securities indexes and currencies(3)
                                                                                             -interest rate futures contracts, stock
                                                                                              index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)


------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Emerging Markets Fund                Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Repurchase Agreements(1)
                                           -warrants                                     When issued and forward commitment
                                           -options                                      securities
                                           -convertible debt securities                  Reverse Repurchase Agreements
                                           -depositary receipts                          Lending Portfolio Securities (not to
                                     Preferred  Stocks                                   exceed 33 1/3 % of total fund assets)
                                     Equity  Derivative Securities
                                                                                         Illiquid Securities (limited to 15% of
                                     Debt Securities (below investment grade or junk     fund   assets)
                                     bonds)                                              Derivatives
                                     US Government   Securities                            -forward  currency contracts(2)
                                     Investment Company Securities (including ETFs)         -write (sell) call and put options on
                                     Foreign Securities                                      securities, securities indexes and
                                                                                             foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)

------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Tax-Managed Large Cap Fund           Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -options                                      exceed 33 1/3 % of total fund assets)
                                           -convertible debt securities                  Illiquid Securities (limited to 15% of
                                           -depositary receipts                          fund assets)
                                     Preferred Stocks                                    Derivatives
                                     Equity Derivative Securities                          -write (sell) call and put options on
                                     US Government Securities                               securities, securities indexes and
                                     Investment Company Securities (including ETFs)         foreign securities(3)
                                     Foreign Securities                                    -purchase options on securities,
                                                                                            securities indexes and currencies(3)
                                                                                           -interest rate futures contracts, stock
                                                                                            index futures contracts, foreign
                                                                                            currency contracts and options on
                                                                                            futures(4)


------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Tax-Managed Mid & Small Cap Fund     Common Stocks                                       Cash Reserves
                                     Common Stock Equivalents                            Lending Portfolio Securities (not to
                                           -options                                      exceed 33 1/3 % of total fund assets)
                                           -convertible debt securities                  Illiquid Securities (limited to 15% of
                                           -depositary receipts                          fund assets)
                                     Preferred Stocks                                    Derivatives
                                     Equity Derivative Securities                           -write (sell) call and put options on
                                     US Government Securities                                securities, securities indexes and
                                     Investment Company Securities (including ETFs)          foreign securities(3)
                                     Foreign Securities                                     -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


------------------------------------ --------------------------------------------------- ------------------------------------------
------------------------------------ --------------------------------------------------- ------------------------------------------
Tax Exempt Bond Fund                 US Government Securities                            Cash Reserves
                                     Municipal Obligations                               Repurchase Agreements(1)
                                     Investment Company Securities (including ETFs)      When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Illiquid Securities (limited to 15% of
                                                                                         fund assets)
                                                                                         Derivatives
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)
                                                                                         Credit and Liquidity Enhancements

------------------------------------ --------------------------------------------------- ------------------------------------------

-------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Duration Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

      Cash Reserves. An Underlying Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect an Underlying Fund's performance since securities are sold for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Underlying Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Underlying Funds' cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use a hedging strategy for the Underlying Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Underlying Fund to perform as though its cash reserves were actually invested in those markets while enabling the Underlying Fund to hold cash.

      Each Underlying Fund and its money managers that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment in affiliated money market funds will not exceed 25% of the investing Underlying Funds' total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Underlying Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust
Agreement, including voting rights. However, shares of a money market fund issued to the Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Underlying Funds. In addition to the advisory and administrative fees payable by the Underlying Funds to FRIMCo, each Underlying Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Underlying Funds are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money market Fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Underlying Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services. All assets of the Funds of Funds are allocated to Underlying Funds.

      Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depositary Receipts.

      The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index.

      Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

      FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.


                       INVESTMENTS OF THE UNDERLYING FUNDS

      Repurchase Agreements. An Underlying Fund may enter into repurchase agreements with the seller (a bank or securities dealer) who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

      Reverse Repurchase Agreements. An Underlying Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

      High Risk Bonds. The Underlying Funds, other than the Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of a higher credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

      The Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets and Diversified Bond Funds), 10% of its total assets (in the case of the Short Duration Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Duration Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

      Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB-rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

      Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

      Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

      In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

      Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

      The money managers of the Emerging Markets, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

      Illiquid Securities. No more than 15% of an Underlying Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include
(1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

      The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

      Forward Commitments. An Underlying Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

      Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

      Lending Portfolio Securities. Cash collateral received by an Underlying Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.

      Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

      An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

      Options, Futures and Other Financial Instruments. The Underlying Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Underlying Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose an Underlying Fund to an obligation to another party. The Underlying Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Underlying Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

      Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

      Options And Futures. The Underlying Funds may purchase and sell (write) both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting an Underlying Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Underlying Fund's net assets).

      Options On Securities And Indexes. Each Underlying Fund may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

      Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

      An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

      Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

      Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Underlying Fund.

      An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

      An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

      An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

      If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

      To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

      Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

      An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

      The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

      Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

      If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

      There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

      As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

      If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

      Options On Foreign Currency. An Underlying Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

      Futures Contracts And Options On Futures Contracts. An Underlying Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

       Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

      An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale of an option on a futures contract of the same series.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

      An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

      An Underlying Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

      As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with an Underlying Fund's investment objective and strategies. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

      When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

      A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to- market its open futures positions.

      An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

      Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

      Limitations On Use Of Futures And Options On Futures Contracts. An Underlying Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

      When purchasing a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

      When selling a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

      When selling a call option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

      When selling a put option on a futures contract, an Underlying Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

      The Underlying Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

      The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

      Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

      Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

      There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

      Index Swap Agreements. The Underlying Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Underlying
Funds' investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

      Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Underlying Fund will enter into a swap agreement with any single party if the net amount owned or to be received under existing contracts with that party would exceed 5% of that Underlying Fund's assets.

      The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

      An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Underlying Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.

      Foreign  Currency  Futures  Contracts.   The  Underlying  Funds  are  also
permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

      A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

      The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

      Forward  Foreign  Currency  Exchange   Transactions   ("Forward   Currency
Contracts"). The International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Underlying Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders
(typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If an Underlying Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Underlying Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

      At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

      Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

      The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

      If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

      Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

      The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

      An Underlying Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

      Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by
(1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

      Swap Agreements. The Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

      The Fund may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

      The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

      The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

      Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

      Hedging Strategies. The Underlying Funds may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as hedging strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, an Underlying Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

      Financial futures contracts may be used by the International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

      The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

      Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

      In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

         Depositary Receipts. An Underlying Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

      ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.

       ETF'S or Exchange Traded Funds. The Underlying Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

       Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Underlying Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

       Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

       Preferred Stocks. Preferred stocks are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are "cumulative," meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are "participating" and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

       Convertible Securities. Convertible securities entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, note, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Underlying Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the underlying fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

       Real Estate Investment Trusts. The Underlying Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. An Underlying Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. An Underlying Fund's investments in REITs is also subject to heavy cash flow dependency, defaults by tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

      Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the underlying fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

      Asset-Backed Commercial Paper. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

      Bank   Instruments.   The  Diversified   Bond,  Short  Duration  Bond  and
Multistrategy Bond Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.

      Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.

      STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

      US Government Obligations. The types of US government obligations the Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for
Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

      Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

       Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

      Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

      Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

      Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

       Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA") which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

      Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

      Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

      Risk  Factors.   Prepayment  of  principal  on  mortgage  or  asset-backed
securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

      Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

      Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

      Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                       General  Obligation  Bonds - are secured by the  issuer's
                  pledge of its faith, credit and taxing power for the payment of principal and interest.

                       Revenue  Bonds  - are  payable  only  from  the  revenues
                  derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                       Industrial Development Bonds - are a type of revenue bond
                  and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

         Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                       Tax  Anticipation  Notes - are issued to finance  working
                  capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                       Bond Anticipation  Notes - are issued in expectation of a
                  municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                       Revenue Anticipation Notes - are issued in expectation of
                  receipt of other types of revenues such as certain federal revenues.

                       Construction   Loan   Notes  -  are   sold   to   provide
                  construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                       Pre-Refunded  Municipal  Bonds  -  are  bonds  no  longer
                  secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                       Tax Free  Commercial  Paper - is a promissory  obligation
                  issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                       Variable  Rate Demand Notes - are  municipal  obligations
                  backed by an obligation of a commercial bank, such as a letter of credit, to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

                        Tax  Free  Participation   Certificates-  are  tax  free
                  floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                        A  participation  certificate  gives a Fund an undivided
                  interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                        The institutions issuing the participation  certificates
                  will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund.
                  The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

                           Demand Notes.  The Tax Exempt Bond,  Money Market and
                  Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

                           The  Funds   will   enter   into  put  and   stand-by
                  commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

                           The Tax Exempt Bond,  Money Market and Tax Free Money
                  Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

      Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, 12 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

      Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

      Investment In Emerging Markets. Foreign investment may include emerging market debt and emerging market stock. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

      Foreign Government Securities. Foreign government securities which the Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

      Brady Bonds. The Multistrategy Bond and Short Duration Bond Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

      Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

       Distributions of Net Investment Income. Each Fund of Funds' income consists of dividends it receives from the Underlying Funds, less the estimated expenses of the Fund of Funds. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income (other than certain qualified dividend income, described below), whether you receive them in cash or additional shares.

      If you are an individual investor, a portion of the dividends received by you from certain Funds of Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund of Funds distribution is treated as qualified dividend income to the extent that an Underlying Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, and distributes that income to the Fund of Fund as a qualified dividend, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.

       Distributions of Capital Gain. An Underlying Fund may realize capital gain or loss in connection with sales or other dispositions of its portfolio securities. Any net capital gains may be distributed to a Fund of Funds as capital gain distributions. A Fund of Funds may also derive capital gains and losses in connection with sales of shares of the Underlying Funds. Distributions from net short-term capital gains are taxable to you as ordinary income. Distributions from net long-term capital gains are taxable to you as long-term capital gains, regardless of how long you have owned your shares in a Fund of Funds. Capital gains generally will be distributed by a Fund of Funds once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund of Funds.

       Effect of Foreign Investments on Distributions. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by an Underlying Fund. Similarly, foreign exchange loss realized on the sale of debt securities by an Underlying Fund generally is treated as ordinary loss. This gain when distributed will be taxable to the Fund of Funds as ordinary income, and any loss will reduce an Underlying Fund's ordinary income otherwise available for distribution to the Fund of Funds. This treatment could increase or decrease an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you, and may cause some or all of the Underlying Fund's previously distributed income to be classified as a return of capital to the Fund of Funds. A return of capital generally is not taxable to a Fund of Funds, but reduces the Fund of Funds' tax basis in its shares of the Underlying Fund. Any return of capital in excess of the Fund of Funds' tax basis is taxable to the Fund of Funds as a capital gain.

       Certain Underlying Funds may be subject to foreign withholding taxes on income from certain foreign securities. This could reduce such an Underlying Fund's ordinary income distributions to a Fund of Funds and, in turn, to you.

       Information on the Amount and Tax Character of Distributions. Each Fund of Funds will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund of Funds shares for a full year, a Fund of Funds may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund of Funds. Taxable distributions declared by a Fund of Funds in December to shareholders of record in such month but paid in January are taxable to you as if they were paid in December.

       Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund of Funds has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund of Funds would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund of Funds' earnings and profits.

       Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund of Funds to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund of Funds intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

       Redemption of Fund of Funds Shares. Redemptions (including redemptions in kind) and exchanges of Fund of Funds shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund of Funds shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

       Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund of Funds on those shares.

       Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund of Funds shares is disallowed to the extent that you buy other shares in the Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

       US Government Securities. The income earned on certain US government securities is generally exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund of Funds. Dividends paid by a Fund of Funds may not be exempt from state and local taxes in certain states when the Fund of Funds invests in US government securities only indirectly by investing in an Underlying Fund.

       Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds of Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund of Funds as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

       Investment in Complex Securities. Certain Underlying Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Underlying Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Underlying Fund (possibly causing the Underlying Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Underlying Fund's ability to recognize a loss, and, in limited cases, subject the Underlying Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing and tax character of income distributed by an Underlying Fund to a Fund of Funds and, in turn, to you.

      Non-US Investors. Non-US investors may be subject to US withholding and estate taxes, and are subject to special US tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund of Funds distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and capital gains. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Underlying Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "US real property interests," which the Code defines to include direct holdings of US real property and interests (other than solely as a creditor) in "US real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-US investors and will require such investors to file US income tax returns. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund of Funds.

       Backup Withholding. By law, each Fund of Funds must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien). A Fund of Funds also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 30% for calendar years 2002 and 2003, 29% for calendar years 2004 and 2005, and 28% for calendar years 2006 through 2010.

       At October 31, 2004, certain of the Fund of Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


---------------------------------- ---------------------- -------------------------- -------------------------
          Fund of Funds                  10/31/10                 10/31/11                    Totals
---------------------------------- ---------------------- -------------------------- -------------------------
---------------------------------- ---------------------- -------------------------- -------------------------
Equity Aggressive Strategy               $ 539,797                $ 333,051                 $ 872,848
---------------------------------- ---------------------- -------------------------- -------------------------
---------------------------------- ---------------------- -------------------------- -------------------------
Aggressive Strategy                           ----                2,494,492                 2,494,492
---------------------------------- ---------------------- -------------------------- -------------------------
---------------------------------- ---------------------- -------------------------- -------------------------
Tax-Managed Global Equity                2,177,121                3,565,354                 5,742,475
---------------------------------- ---------------------- -------------------------- -------------------------

                          MONEY MANAGER INFORMATION FOR
                              THE UNDERLYING FUNDS

                             DIVERSIFIED EQUITY FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

         Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

         Institutional   Capital  Corporation  is  controlled  by  its  majority
shareholder, Robert H. Lyon.

         Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

         Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

         MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

         Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc.

         Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

         Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

         Turner Investment Partners,  Inc. is a corporation controlled by Robert
E. Turner.

                            QUANTITATIVE EQUITY FUND

         Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

         Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

         Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

         John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

         J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

         Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

         Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

         Turner Investment Partners Inc., is a corporation  controlled by Robert
E. Turner.

                               SPECIAL GROWTH FUND

         CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

         David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

         Delphi Management, Inc. is 100% owned by Scott Black.

         Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

         Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

         Nicholas-Applegate Capital Management LLC is owned 100% by Allianz of America, a wholly-owned subsidiary of Allianz AG, a publicly traded company.

         TimesSquare Capital Management, LLC ("TimesSquare") is 60% owned by Affiliated Managers Group, Inc., a publicly traded corporation. Employees of TimesSquare own the remaining 40%, with no individual employee beneficially owning 25% or greater.

         Tyee  Capital  Management,   Inc.  is  an  employee-owned   corporation
controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.


                        TAX-MANAGED MID & SMALL CAP FUND

         Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

         Netols  Asset   Management,   Inc.  is   controlled   by  its  majority
shareholder, Jeffrey Netols.

         Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

         Turner Investment Partners, Inc. See: Diversified Equity Fund.

         Westcap Investors, LLC is primarily controlled by Geoff Edelstein, Brad Slocum and Greg Weirick.

                           REAL ESTATE SECURITIES FUND

         AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

         Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

         INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

         RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

         AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman and Oktay Kurbanov.

         Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

         The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

         Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

         Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

         MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

         Mondrian Investment Partners Limited is controlled by senior members of management.

         Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.

                              EMERGING MARKETS FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

         Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

         Genesis Asset Managers, LLP is 99.9% owned by Genesis Fund Managers, LLP. Genesis Fund Managers, LLP is 60% owned, through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis' managers owns the remaining 40% of Genesis Fund Managers, LLP with no individual manager beneficially owning greater than 10%.

         T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

         Wells Capital Management Inc. is a wholly-owned subsidiary of Wells Fargo Bank N.A., a publicly traded company.

                              DIVERSIFIED BOND FUND

         Bear Stearns Asset Management Inc. is a publicly traded company.

         Lehman Brothers Asset Management LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

         Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

         Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

                             MULTISTRATEGY BOND FUND

         Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

         Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

         Morgan Stanley Investment Management Inc. is a wholly-owned, direct subsidiary of Morgan Stanley, a publicly traded company.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

                            SHORT DURATION BOND FUND

         Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

STANDARD & POOR'S RATINGS GROUP ("S&P"):

AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

MOODY'S:

Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

Symbols used are as follows:

MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

SG -- This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

S&P:

A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

-- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

-- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

Note rating symbols are as follows:

SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

Moody's:

Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
Leading market positions in well-established industries.
High rates of return on funds employed.
Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

WR - Withdrawn


S&P:

A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

N.R.  -  An issuer designated N.R. is not rated.

Fitch Investors Service, Inc.:

F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non-investment grade.

B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D - Default. Denotes actual or imminent payment default.

Notes to Short-Term Ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

      The 2004 annual financial statements of the Funds of Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Funds of Funds' Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference. The 2004 annual financial statements of the Underlying Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in the Underlying Funds' Annual Reports to Shareholders. Copies of these Annual Reports are incorporated herein by reference and are available free of charge by calling Russell Investment Services at 1-800-787-7354.

                                    GLOSSARY

      Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

      Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

      Board -- The Board of Trustees of FRIC.

      Cash Reserves -- The Underlying Funds are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by an Underlying Fund or cash held to meet redemption requests or to pay expenses) in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term instruments, the Underlying Funds may use a hedging strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Underlying Funds to perform as though their cash reserves were actually invested in those markets.

      Code -- Internal Revenue Code of 1986, as amended.

      Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

      Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

      Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

      Depositary   receipts  --  These  include  American   Depositary  Receipts
("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

      Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

      Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

      Equity derivative  securities -- These include,  among other  instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

      Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

      FNMA -- Federal National Mortgage Association.

      Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

      Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

      FRC -- Frank Russell Company, consultant to FRIC and to the Funds

      FRIC  --  Frank  Russell  Investment   Company,   an  open-end  management
investment company which is registered with the SEC.

      FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

      Funds -- The 31 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

      Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

      GNMA -- Government National Mortgage Association

      Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

      Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

      Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

      Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

      Moody's -- Moody's Investors Service, Inc., an NRSRO

      Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

      Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

       NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

      NYSE -- New York Stock Exchange

      Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency) A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

      PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

      Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

      Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

      Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

      Russell 1000(R) Index - The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depositary Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

      S&P -- Standard & Poor's Ratings Group, an NRSRO

      S&P 500 -- Standard & Poor's 500 Composite Price Index

      Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

      Statement -- FRIC's Statement of Additional Information.

      Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

      Underlying Funds -- The FRIC Funds in which the Funds of Funds invest in.

      US -- United States

      US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

      Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

      Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

      1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

      1933 Act -- The Securities Act of 1933, as amended.

                        FRANK RUSSELL INVESTMENT COMPANY
                                  909 A Street
                            Tacoma, Washington 98402
                            Telephone 1-800-787-7354

                       STATEMENT OF ADDITIONAL INFORMATION

                                Non-Fund of Funds

                                  March 1, 2005
                      As Supplemented Through May 25, 2005



         Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.

         This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

         Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

         This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the year ended October 31, 2004. Copies of the Funds' Annual Reports accompany this Statement.

         As of the date of this Statement, FRIC is comprised of 34 Funds, 23 of which commenced operations on the date indicated:

Fund                                     Fund Inception Date     Prospectus Date

Equity I                                October 15, 1981          March 1, 2005#
Equity II                               December 28, 1981         March 1, 2005#
Equity Q                                May 29, 1987              March 1, 2005#
Tax-Managed Large Cap                   October 7, 1996           March 1, 2005#
Tax-Managed Mid & Small Cap(1)          December 1, 1999          March 1, 2005#
International                           January 31, 1983          March 1, 2005#
Emerging Markets                        January 29, 1993          March 1, 2005#
Fixed Income I                          October 15, 1981          March 1, 2005#
Fixed Income III                        January 29, 1993          March 1, 2005#
Money Market                            October 15, 1981          March 1, 2005*
Diversified Equity                      September 5, 1985         March 1, 2005#
Special Growth                          September 5, 1985         March 1, 2005#
Quantitative Equity                     May 15, 1987              March 1, 2005#
International Securities                September 5, 1985         March 1, 2005#
Real Estate Securities                  July 28, 1989             March 1, 2005#
Diversified Bond                        September 5, 1985         March 1, 2005#
Short Duration Bond(2)                  October 30, 1981          March 1, 2005#
Multistrategy Bond                      January 29, 1993          March 1, 2005#
Tax Exempt Bond                         September 5, 1985         March 1, 2005#
U.S. Government Money Market            September 5, 1985         March 1, 2005*
Tax Free Money Market                   May 8, 1987               March 1, 2005*
Select Growth                           January 31, 2001          March 1, 2005#
Select Value                            January 31, 2001          March 1, 2005#
---------------------------
(1) On or about March 1, 2002, the Tax-Managed Small Cap Fund was renamed the Tax-Managed Mid & Small Cap Fund.
(2) On September 15, 2004, the Short Term Bond Fund was renamed the Short Duration Bond Fund.
* As  supplemented  through  March 25, 2005.
# As supplemented through May 25, 2005.

Each of the Funds (except the U.S. Government Money Market and Tax Free Money Market Funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Six of the Funds, the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.

Fund                                     Class A      Class C      Class E       Class S    Class I      Class Y
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Equity I                                                              X                        X            X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Equity II                                                             X                        X            X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Equity Q                                                              X                        X            X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Tax-Managed Large Cap                                    X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Tax-Managed Mid & Small Cap                              X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
International                                                         X                        X            X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Emerging Markets                                         X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Fixed Income I                                                        X                        X            X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Fixed Income III                                                      X                        X            X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Money Market                                X                                       X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Diversified Equity                                       X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Special Growth                                           X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Quantitative Equity                                      X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
International Securities                                 X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Real Estate Securities                                   X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Diversified Bond                                         X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Short Duration Bond                                      X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Multistrategy Bond                                       X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Tax Exempt Bond                                          X            X             X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
U.S. Government Money Market                                                        X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Tax Free Money Market                                                               X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Select Growth                                            X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------
Select Value                                             X            X             X          X
-------------------------------------- ------------- ---------- --------------- ---------- ---------- --------------

                                TABLE OF CONTENTS

                      CERTAIN TERMS USED IN THIS STATEMENT
                           ARE DEFINED IN THE GLOSSARY

STRUCTURE AND GOVERNANCE......................................................1
   ORGANIZATION AND BUSINESS HISTORY..........................................1
   SHAREHOLDER MEETINGS.......................................................1
   CONTROLLING SHAREHOLDERS...................................................1
   TRUSTEES AND OFFICERS.....................................................10
OPERATION OF FRIC............................................................17
   SERVICE PROVIDERS.........................................................17
   CONSULTANT................................................................17
   ADVISOR AND ADMINISTRATOR.................................................17
   PORTFOLIO MANAGERS........................................................20
   MONEY MANAGERS............................................................22
   APPROVAL OF INVESTMENT ADVISORY AGREEMENT.................................23
   DISTRIBUTOR...............................................................25
   CUSTODIAN AND PORTFOLIO ACCOUNTANT........................................25
   TRANSFER AND DIVIDEND DISBURSING AGENT....................................26
   ORDER PLACEMENT DESIGNEES.................................................26
   INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM.............................26
   CODES OF ETHICS...........................................................26
   PLAN PURSUANT TO RULE 18f-3...............................................30
   DISTRIBUTION PLANS........................................................31
   SHAREHOLDER SERVICES PLANS................................................32
   FUND EXPENSES.............................................................33
   PURCHASE, EXCHANGE AND REDEMPTION OF FUND SHARES..........................33
   VALUATION OF FUND SHARES..................................................35
   VALUATION OF PORTFOLIO SECURITIES.........................................35
   PORTFOLIO TRANSACTION POLICIES............................................36
   PROXY VOTING POLICIES AND PROCEDURES......................................36
   PORTFOLIO TURNOVER RATE...................................................37
   DISCLOSURE OF PORTFOLIO HOLDINGS..........................................37
   BROKERAGE ALLOCATIONS.....................................................38
   BROKERAGE COMMISSIONS.....................................................39
   YIELD AND TOTAL RETURN QUOTATIONS.........................................42
INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS....................44
   INVESTMENT RESTRICTIONS...................................................45
   INVESTMENT POLICIES.......................................................47
   INVESTMENTS...............................................................56
TAXES........................................................................74
MONEY MANAGER INFORMATION....................................................79
RATINGS OF DEBT INSTRUMENTS..................................................85
FINANCIAL STATEMENTS.........................................................89
GLOSSARY.....................................................................90

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an Amended and Restated Master Trust Agreement dated August 19, 2002, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company. Each of the Funds is diversified.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio - a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time
(1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Class A Shares of the Money Market Fund are not subject to an initial sales charge but are subject to a Rule 12b-1 fee of up to 0.75% (currently limited to 0.15%). Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

At January 31, 2005, the following shareholders owned 5% or more of any Class of any Fund's Shares:

Diversified Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.40%, record.


Diversified Bond Fund - Class E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 26.46%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.96%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 5.16%, record.


Diversified Bond Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 40.91%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 15.10%, record. CONSERVATIVE STRATEGY FUND, C/O FRANK RUSSELL
INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 8.20%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.19%, record.


Diversified Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 11.15%, record.


Diversified Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.52%, record.


Diversified Equity Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 20.39%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 18.85%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 11.10%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.47%, record.


Emerging Markets Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.09%, record.


Emerging Markets Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.69%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 12.02%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 7.17%, record.


Emerging Markets Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.08%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 13.34%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 11.24%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.64%, record.


Equity I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.63%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 14.88%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 11.22%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.02%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 7.85%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 6.77%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.52%, record.


Equity I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 48.16%, record.


Equity I Fund - Class Y - FRTC AS TTEE FOR THE, NATIVE HAWAIIAN TRUST FUND, 711 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5255, 27.05%, record. NEW YORK BOTANICAL GARDEN, POOLED ENDOWMENT, 200TH STREET AND KAZIMIROFF BLVD, BRONX NY 10458, 13.90%, record. EAST BAY COMMUNITY FOUNDATION, GROWTH POOL, DE DOMENICO BLDG, 200 FRANK H OGAWA PLZ, OAKLAND CA 94612- 12.07%, record. VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 11.35%, record. FRANK RUSSELL TRUST COMPANY TTEE, CONTINENTAL AIRLINES PILOT LTD PLAN, UA DTD 11/12/1999, RUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-5111, 10.84%, record. VIRTUA HEALTH FOUNDATION INC, CORPORATE FINANCE DEPT, ATTN ANITA HO ACCOUNTING MANAGER, 20 W STOW RD STE 8, MARLTON NJ 08053-3160, 7.11%, record. EAST BAY COMMUNITY FOUNDATION, BALANCED POOL, DE DOMENICO BLDG, 200 FRANK H OGAWA PLZ, OAKLAND CA 94612- 2005, 5.17%, record.

Equity II Fund - Class E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 20.82%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 15.39%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 14.13%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.89%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.71%, record.


Equity II Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 57.23%, record.


Equity II Fund - Class Y - DANIELS FUND, 101 MONROE ST, DENVER CO 80206-5660, 39.26%, record. FRTC AS TRUSTEE FOR THE, MARGUERITE CASEY FOUNDATION, GRANTOR TRUST EQUITY II, SCOTT MCCAULOU CPA/CASEY FAMILY, 1300 DEXTER AVE N STE 300, SEATTLE WA 98109-3542, 19.85%, record. ALCOA FOUNDATION, ATTN ROBERT WENNEMER, 201 ISABELLA ST, PITTSBURGH PA 15212-5827, 14.04%, record. FRTC AS TTEE FOR THE, NATIVE HAWAIIAN TRUST FUND, 711 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5255, 9.89%, record. STATE STREET BANK & TRUST CO TTEE, PG & E POST RETMNT MEDICAL PL TRUST, NON-MANAGEMENT EMPLOYEES & RETIREES, ATTN: LUKE MCCABE, PO BOX 1992, BOSTON MA 02105-1992, 7.93%, record.


Equity Q Fund - Class E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 21.96%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.80%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 16.55%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 10.55%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 5.02%, record.


Equity Q Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 48.03%, record.


Equity Q Fund - Class Y - ASBURY SERVICES INC, MR LAWRENCE BRADSHAW, 201 RUSSELL AVE, GAITHERSBURG MD 20877-2801, 10.88%, record. DIOCESAN INVESTMENT TRUST OF THE, DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 90026-4209, 9.20%, record. FRTC AS TTEE FOR THE, NATIVE HAWAIIAN TRUST FUND, 711 KAPIOLANI BLVD STE 500, HONOLULU HI 96813-5255, 8.69%, record. SAN ANGELO HEALTH FOUNDATION, ATTN TOM EARLY, PO BOX 3550, SAN ANGELO TX 76902-3550, 7.58%, record. TRIANGLE COMMUNITY FOUNDATION, CORE EQUITY, 4813 EMPEROR BLVD STE 130, DURHAM NC 27703-8467, 6.92%, record. BATTLE CREEK COMMUNITY FOUNDATION, STABILITY FUND, ATTN BRENDA HUNT CFRE, ONE RIVERWALK CENTRE, 34 W JACKSON STREET, BATTLE CREEK MI 49017-3542, 6.17%, record. CARL B & FLORENCE E KING, FOUNDATION, ATTN CISSY MOSES, 2929 CARLISLE ST STE 222, DALLAS TX 75204-1079, 5.86%, record. VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 5.00%, record.


Fixed Income I Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 53.60%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 18.13%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 7.59%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 7.26%, record. AST TRUST COMPANY TTEE, KARR TUTTLE CAMPBELL, RETIREMENT SAVINGS PLAN, 2390 E CAMELBACK RD STE 240, PHOENIX AZ 85016-3434, 5.45%, record.


Fixed Income I Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 25.79%, record. AG FINANCIAL SERVICES GROUP, SELECT RETIREMENT PLAN 403(B), STRATEGY A, 1661 N BOONVILLE AVE, SPRINGFIELD MO 65803- 9.40%, record. RAYMOND JAMES FINANCIAL SERVICES, 880 CARILLON PARKWAY, ST PETERSBURG, FL, 33716, 5.16%, record.


Fixed Income I Fund - Class Y - VIRTUA WEST JERSEY, HEALTH SYSTEM INC, MR ROBERT OSLER, 20 WEST STOW ROAD STE 8, MARLTON NJ 08053-3160, 13.98%, record. TOYOTA USA FOUNDATION INC, TREAS ANALYTICS DEPT MAIL STOP G315, 19001 S WESTERN AVE, TORRANCE CA 90501-1106, 9.29%, record. THE MONTEREY BAY AQUARIUM, FOUNDATION, ATTN MR EDWARD PROHASKA, 886 CANNERY ROW, MONTEREY CA 93940- 8.74%, record. DIOCESAN INVESTMENT TRUST OF THE, DIOCESE OF LOS ANGELES, EPISCOPAL DIOCESE OF LOS ANGELES, TED FORBATH CHIEF FINANCIAL OFFICER, 840 ECHO PARK AVENUE, LOS ANGELES CA 90026-4209, 8.43%, record. TRIANGLE COMMUNITY FOUNDATION, CORE FIXED INCOME, CAMBRIDGE HALL, 4813 EMPEROR BLVD STE 130, DURHAM NC 27703-8467, 6.58%, record. BATTLE CREEK COMMUNITY FOUNDATION, STABILITY FUND, ATTN BRENDA HUNT CFRE, ONE RIVERWALK CENTRE, 34 W JACKSON STREET, BATTLE CREEK MI 49017-3542, 5.43%, record. FRANK RUSSELL TRUST COMPANY TTEE, CONTINENTAL AIRLINES PILOT LTD PLAN, UA DTD 11/12/1999, RUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-5111, 5.25%, record.


Fixed Income III Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 31.76%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 25.45%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 22.54%, record. SEI TRUST COMPANY, C/O IAG BEARD ACCOUNTS, ATTN MUTUAL FUNDS ADMINSTRATOR, ONE FREEDOM VALLEY DR, OAKS PA 19456, 9.99%, record. INVESCO TRUST CO TTEE, FBO NORWOOD CLINIC 401K PSP, PO BOX 105779, ATLANTA GA 30348-5779, 8.72%, record.


Fixed Income III Fund - Class I NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.94%, record. RAYMOND JAMES FINANCIAL SERVICES, 880 CARILLON PARKWAY, ST PETERSBURG, FL, 33716, 8.30%, record.


International Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.94%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 21.61%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 13.92%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 11.53%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 5.01%, record.


International Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.10%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 5.23%, record.


International Fund - Class Y - FRANK RUSSELL TRUST COMPANY IM, UNDER THE CASEY FAMILY PROGRAMS, RUSSELL INVEST GRP CLNT SRVC CNTR, 909 A ST 7TH FLOOR, TACOMA WA 98402-5120, 51.39%, record. FRTC AS TTEE, FOR THE MARGUERITE CASEY FOUNDATION, GRANTOR TRUST INTERNATIONAL, SCOTT MCCAULOU CPA/CASEY FAM PROG, 1300 DEXTER AVE N STE 300, SEATTLE WA 98109-3542, 16.78%, record. SUNTRUST BANK INC CUSTODIAN, FOR SCI CORPORATION, PO BOX 105870, ATLANTA GA 30348-5870, 10.32%, record. NATIONAL FIDUCIARY SERVICES NA, ATTN MUTUAL FUNDS SCI, 10411 WESTHEIMER RD STE 200, HOUSTON TX 77042-3500, 7.36%, record.


International Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.10%, record.


International Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.59%, record.


International Securities Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 23.42%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 17.90%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 10.59%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 9.90%, record.


Money Market Fund - Class A - NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 12.35%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 10.49%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 6.17%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 6.17%, record. NORTHWESTERN MUTUAL INVESTMENT SERVICES LLC, 611 EAST WISCONSIN AVE, SUITE 300, MILWAUKIE, WI, 53202, 5.74%, record.


Money  Market  Fund - Class S - STATE  STREET  BANK & TRUST  COMPANY,  FBO  FRIC
SECURITIES LENDING, PORTFOLIO, 2 AVENUE DE LAFAYETTE UNIT ECA1, BOSTON MA 02111-1724, 27.66%, record.


Multistrategy Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.30%, record.


Multistrategy Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.61%, record.


Multistrategy Bond Fund - Class S - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 38.28%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 24.64%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.89%, record.


Quantitative Equity Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.25%, record.


Quantitative Equity Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.70%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 8.03%, record.


Quantitative Equity Fund - Class S BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 19.38%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 17.91%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 10.55%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.03%, record.


Real Estate Securities Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.83%, record.


Real Estate Securities Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.10%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 15.30%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.08%, record. FM CO, HUNTINGTON NATIONAL BANK, 7 EASTON OVAL EA4E70, COLUMBUS OH 43219-6010, 6.02%, record.


Real Estate Securities Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.05%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 11.16%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 8.63%, record.


Select Growth Fund - Class C - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 12.03%, record.


Select Growth Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 50.06%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 22.48%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 9.77%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 6.23%, record.


Select Growth Fund - Class I - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 29.58%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 24.16%, record. APEX FOUNDATION, ATTN CRAIG STEWART, ONE 100TH AVE NE, BELLEVUE WA 98004-5629, 6.92%, record.


Select Growth Fund - Class S - THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 36.75%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 23.16%, record.


Select Value Fund - Class C THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 5.63%, record.

Select Value Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.04%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 17.22%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.05%, record. SEI TRUST COMPANY, C/O IAG BEARD ACCOUNTS, ATTN MUTUAL FUNDS ADMINSTRATOR, ONE FREEDOM VALLEY DR, OAKS PA 19456, 6.42%, record.


Select Value Fund - Class I - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 36.38%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 25.18%, record. APEX FOUNDATION, ATTN CRAIG STEWART, ONE 100TH AVE NE, BELLEVUE WA 98004-5629, 5.08%, record.


Select Value Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 26.21%, record. THE NORTHWESTERN MUTUAL LIFE INS CO, 720 E WISCONSIN AVE, ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 14.28%, record.


Short Duration Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 13.51%, record.


Short Duration Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.82%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 9.53%, record. IDAHO TRUST NATIONAL BANK, 608 NORTHWEST BLVD STE 300, COEUR D ALENE ID 83814-2174, 8.49%, record.


Short  Duration  Bond Fund - Class S -  CONSERVATIVE  STRATEGY  FUND,  C/O FRANK
RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 24.68%, record. MODERATE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 21.07%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.53%, record.


Special Growth Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.87%, record.


Special Growth Fund - Class E - PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 43.03%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 12.88%, record. PRINCOR FINANCIAL SERVICES, 245 LONG HILL ROAD, MIDDLETOWN, CT, 06457-4063, 7.58%, record.


Special Growth Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 17.64%, record. BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 15.40%, record. AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 12.33%, record. EQUITY AGGRESSIVE STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.90%, record.


Tax Exempt Bond Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 8.86%, record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 7.46%, record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 7.03%, record.


Tax Exempt Bond Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.16%, record. REBECCA W RISO TRUST, 118 VIA FLORENZA, PALM BEACH GARDENS FL 33418-6203, 5.78%, record.


Tax Exempt Bond Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.97%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 6.53%, record.


Tax Free Money Market Fund - Class S - SEI TRUST CO C/O CBWM, ONE FREEDOM VALLEY DR, OAKS PA 19456, 36.49%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 21.80%, record. MARIL & CO, FBO NORTHWESTERN MUTUAL TRUST, 1000 N WATER ST ACM # TR14, MILWAUKEE WI 53202-6648, 9.70%, record. MFS INSTITUTIONAL ADVISORS, ACCOUNT # GU81, C/O FRANK RUSSELL INV MGMT CO, ATTN OPERATIONS DEPT, PO BOX 1616, TACOMA WA 98401-1616, 7.17%, record. NIAGARA MOHAWK POWER CORPORATION, ATTN NANCY KELLOGG, 25 RESEARCH DR, WESTBOROUGH MA 01582-0001, 5.33%, record.


Tax-Managed Global Equity Fund - Class C - A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 7.38%, record. NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 7.29%, record.


Tax-Managed Global Equity Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 20.87%, record. A.G. EDWARDS & SONS, INC., ONE NORTH JEFFERSON, ST LOUIS, MO, 63103, 12.39%, record.


Tax-Managed Large Cap Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 18.24%, record.


Tax-Managed Large Cap Fund - Class E - REBECCA W RISO TRUST, 118 VIA FLORENZA, PALM BEACH GARDENS FL 33418-6203, 5.39%, record.


Tax-Managed Large Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 38.53%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 15.39%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 7.48%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 6.97%, record.


Tax-Managed Mid & Small Cap Fund - Class C - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 10.97%, record.


Tax-Managed Mid & Small Cap Fund - Class E - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 22.43%, record.

 Tax-Managed Mid & Small Cap Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 54.24%, record. INDIANA TRUST 5, INDIANA TRUST & INVESTMENT, MANAGEMENT COMPANY, P.O. BOX 5149, MISHAWAKA IN 46546-5149, 9.05%, record. TAX MANAGED GLOBAL EQUITY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 5.63%, record. CHARLES SCHWAB, 101 MONTGOMERY STREET, MUTUAL FUNDS, SAN FRANCISCO, CA, 94104-4122, 5.21%, record.


U.S. Government Money Market Fund - Class S - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.31%, record. NATIONAL ADVISORS TRUST CO FSB, 10881 LOWELL AVE STE 100, OVERLAND PARK KS 66210-1666, 14.42%, record. LP95 LLC, COLORADO LTD LIABILITY CO, 2315 BRIARGATE PKWY STE 100, COLORADO SPGS CO 80920-7646, 11.68%, record.

At January 31, 2005, the following shareholders could be deemed to "control" the following Funds because such shareholder owns more than 25% of the voting Shares of the indicated Fund. A shareholder who "controls" a Fund has the ability to exert a greater influence over the outcome of any proposals on which it is entitled to vote concerning the Fund than do non-controlling shareholders.

Diversified Bond Fund - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 38.24%, record.

Equity I Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 41.23%, record.

Equity II Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 42.81%, record.

Equity Q Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.70%, record.

Fixed Income III Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 45.71%, record.

International Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.55%, record.

Money Market Fund - STATE STREET BANK & TRUST COMPANY, FBO FRIC SECURITIES LENDING, PORTFOLIO, 2 AVENUE DE LAFAYETTE UNIT ECA1, BOSTON MA 02111-1724, 27.58%, record.

Multistrategy Bond Fund - BALANCED STRATEGY FUND, C/O FRANK RUSSELL INVESTMENT CO., PO BOX 1616, TACOMA WA 98401-1616, 35.94%, record.

Select Growth Fund - THE  NORTHWESTERN  MUTUAL LIFE INS CO, 720 E WISCONSIN AVE,
ATTN: NANCE SARVER, MILWAUKEE WI 53202-4703, 31.27%, record.

Select Value Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 28.60%, record.

Tax Exempt Bond Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 43.20%, record.

Tax Free Money Market Fund - SEI TRUST CO C/O CBWM, ONE FREEDOM VALLEY DR, OAKS PA 19456, 36.49%, record.

Tax-Managed Large Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 37.08%, record.

Tax-Managed Mid & Small Cap Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 51.48%, record.

U.S. Government Money Market Fund - NATIONAL FINANCIAL SERVICES CO CUST, FOR THE EXCLUSIVE BENEFIT OF OUR CUSTOMERS, ONE WORLD FINANCIAL CENTER, ATTN MUTUAL FUNDS DEPT 5TH FLOOR, 200 LIBERTY ST, NEW YORK NY 10281-1003, 35.31%, record.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also four Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls, and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' independent auditors and the full Board. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Ms. Kristianne Blake and Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Audit Committee held six meetings. FRIC's Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of FRIC's custodian, reviews both the audit and non-audit work of FRIC's independent auditors, submits a recommendation to the Board as to the selection of independent auditors, and pre-approves (i) all audit and non-audit services to be rendered by the auditors for FRIC, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, relating to the operations and financial reporting of FRIC, and (iii) all non-audit services relating to the operations and financial reporting of FRIC, provided to FRIMCo, or any affiliate thereof that provides ongoing services to FRIC, by any auditors with an ongoing relationship with FRIC.

The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of FRIC for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending October 31, 2004, the Nominating and Governance Committee held six meetings.

FRIC paid in aggregate $715,874 for the fiscal year ended October 31, 2004 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance, lead trustee and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. Effective November 1, 2004, the audit committee chairperson will receive an additional fee. FRIC's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of Frank Russell Investment Company ("FRIC"), which has 39 funds, and Russell Investment Funds ("RIF"), which has 5 funds. Each of the trustees is a trustee of both FRIC and RIF. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.


                                                                                                      No. of
                                                                                                    Portfolios
                                                                                                        in
                                                                                                     Russell
                                Position(s)                                                           Fund
                                 Held With                                                            Complex          Other
                                  Fund and                            Principal Occupation(s)        Overseen      Directorships
                                 Length of                                    During the                 by            Held
 Name, Age, Address             Time Served     Term of Office               Past 5 Years             Trustee       by Trustee
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------
     INTERESTED TRUSTEES
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------
*Lynn L. Anderson,              Trustee         Appointed until         Vice Chairman, FRC                39          Trustee,
Born April 22, 1939             since 1987      successor is            Chairman of the Board,                        The SSgA
                                                duly elected and            FRIC and RIF                              Funds
909 A Street                                    qualified               CEO, Russell Fund                             (investment
Tacoma, Washington                                                          Distributors, Inc.                        company)
98402-1616                                                                  (broker-dealer "RFD"))
                                                                        President and Chairman of
                                                                            the Board, SSgA Funds
                                                                            (investment company)
                                                                        Chairman of the Board, FRTC
                                                                        Until July 2004, Director,
                                                                            Frank Russell
                                                                            Investments (Ireland)
                                                                            Limited (Irish limited
                                                                            company) and Frank
                                                                            Russell Investments
                                                                            (Cayman) Ltd. (manager
                                                                            of variable capital
                                                                            investment companies)
                                                                        Until October 2002,
                                                                            President and CEO,
                                                                            FRIC and RIF
                                                                        Until January 2005,
                                                                            Chairman of the Board,
                                                                            RFD and FRIMCo
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------

------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------
*Michael J.A. Phillips,         Trustee         Appointed until         Chairman of the Board, FRC        39          None
Born January 20, 1948           Since 2002      successor is            1990 - 2003, President, FRC
                                                duly elected and        1993 - 2003, CEO, FRC
909 A Street                                    qualified.              Trustee, FRIC and RIF
Tacoma, Washington                                                      Director, FRTC; Frank
98402-1616                                                                  Russell Investments
                                                                            (Suisse) S.A.
                                                                            (global investment
                                                                            services); Frank
                                                                            Russell Company
                                                                            Limited (consultant
                                                                            to institutional
                                                                            investors in
                                                                            Europe and the UK)
                                                                        Chairman of the Board and
                                                                            President, Russell
                                                                            20-20 Association; and
                                                                            Frank Russell
                                                                            Investments
                                                                            (Delaware), Inc.
                                                                            (general partner in
                                                                            various limited
                                                                            partnerships ("FRIDI"))
                                                                        Until 2004, Director,
                                                                            Russell Investment
                                                                            Group Pty. Limited
                                                                            (consultant to
                                                                            superannuation funds
                                                                            in Australia); and
                                                                            Frank Russell Japan
                                                                            Co., Ltd. (consultant
                                                                            to institutional
                                                                            investors in Japan)
                                                                        Director, Harold LeMay
                                                                            Museum (classic car
                                                                            museum)
                                                                        Advisory board member,
                                                                            University of
                                                                            Washington, Tacoma
                                                                            (educational
                                                                            institution)
------------------------------ --------------- ------------------- --------------------------------- ----------- ------------------

* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.


                                 Position(s)                                                        No. of
                                  Held With                                                     Portfolios in
                                  Fund and                                                       Russell Fund         Other
                                  Length of                         Principal Occupation(s)        Complex         Directorships
                                    Time                                  During the             Overseen by          Held
      Name, Age, Address           Served      Term of Office            Past 5 Years              Trustee         by Trustee
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

     INDEPENDENT TRUSTEES

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Paul E. Anderson,                 Trustee      Appointed until   o    1996 to present,                39             None
Born October 15, 1931             since 1984   successor is           President, Anderson
                                               duly                   Management Group LLC
                                               elected and            (private investments
909 A Street                                   qualified              consulting)
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Kristianne Blake,                 Trustee      Appointed until   o    President,                  39            o    Trustee
Born January 22, 1954             since 2000   successor is           Kristianne                                     WM Group
                                               duly                   Gates Blake, P.S.                             of Funds
                                               elected and            (accounting services)                         (investment
909 A Street                                   qualified                                                             company);
Tacoma, Washington                                                                                               o   Director,
98402-1616                                                                                                           Avista Corp


-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Daniel P. Connealy                Trustee      Appointed until   o    June 2004 to                39            o    Director,
Born June 6, 1946                 since        successor is           present, Senior Vice                           Gold Banc
                                  2003         duly                   President and Chief                            Corporation,
909 A Street                                   elected and            Financial Officer,                             Inc.
Tacoma, Washington                             qualified              Waddell & Reed
98402-1616                                                            Financial, Inc.
                                                                 o    2003, Retired
                                                                 o    2001 - 2003, Vice
                                                                      President and Chief
                                                                      Financial Officer,
                                                                      Janus Capital Group Inc.
                                                                 o    1979 - 2001, Audit
                                                                      and Accounting Partner,
                                                                      PricewaterhouseCoopers
                                                                      LLP
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Jonathan Fine                     Trustee      Appointed until   o    President and Chief             39             None
Born July 8, 1954                 since        successor is           Executive Officer,
                                  2004         duly                   United Way of King
909 A Street                                   elected and            County, WA
Tacoma, Washington                             qualified         o    1996 - 2000, Chief
98402-1616                                                            Executive Officer,
                                                                      Seattle/King County
                                                                      Chapter of the American
                                                                      Red Cross
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Lee C. Gingrich,                  Trustee      Appointed until   o    Retired since 1995              39             None
Born October 6, 1930              since 1984   successor is
                                               duly
                                               elected and
909 A Street                                   qualified
Tacoma, Washington
98402-1616
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Raymond P. Tennison, Jr.          Trustee      Appointed until   o    Currently,                      39             None
Born December 21, 1955            since 2000   successor is           President,
                                               duly                   Simpson Investment
                                               elected and            Company and several
909 A Street                                   qualified              additional subsidiary
Tacoma, Washington                                                    companies, including
98402-1616                                                            Simpson Timber Company,
                                                                      Simpson Paper Company
                                                                      and Simpson Tacoma
                                                                      Kraft Company

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------

-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
-------------------------------- ------------ ------------------ ------------------------------ --------------- ------------------
Julie W. Weston,                  Trustee      Appointed until   o    Retired since 2000              39             None
Born October 2, 1943              since 2002   successor is      o    1987 to 2000,
                                               duly                   Arbitrator,
                                               elected and            The American Arbitration
909 A Street                                   qualified              Association Commercial
Tacoma, Washington                                                    Panel
98402-1616                                                       o    1995 to 1999,
                                                                      Hearing
                                                                      Officer, University of
                                                                      Washington
                                                                 o    1987 to 2002,
                                                                      Director, Smith Barney
                                                                      Fundamental Value Fund



                                                                                                    No. of
                              Position(s)                                                       Portfolios in
                               Held With                                                         Russell Fund         Other
                                Fund and                            Principal Occupation(s)        Complex         Directorships
        Name, Age,             Length of                                   During the            Overseen by          Held
          Address             Time Served      Term of Office             Past 5 Years             Trustee         by Trustee
---------------------------- --------------- -------------------- ----------------------------- --------------- ------------------
---------------------------- --------------- -------------------- ----------------------------- --------------- ------------------

     TRUSTEES EMERITUS
---------------------------- --------------- -------------------- ----------------------------- --------------- ------------------
*George F. Russell, Jr.,      Trustee         Until resignation        Director Emeritus,             39        None
Born July 3, 1932             Emeritus and    or removal                   Frank Russell
                              Chairman                                     Company
909 A Street                  Emeritus                                     (investment
Tacoma, Washington            since 1999                                   consultant to
98402-1616                                                                 institutional
                                                                           investors
                                                                           ("FRC")); and
                                                                           FRIMCo
                                                                       Chairman Emeritus,
                                                                           FRIC and RIF;
                                                                           Frank Russell
                                                                           Securities, Inc.
                                                                           (broker-dealer and
                                                                           investment advisor
                                                                           ("FRS")); Russell
                                                                           20-20 Association
                                                                           (non-profit
                                                                           corporation); and
                                                                           Frank Russell
                                                                           Trust Company
                                                                           (non-depository
                                                                           trust company
                                                                           ("FRTC"))
                                                                       Chairman, Sunshine
                                                                           Management
                                                                           Services, LLC
                                                                           (investment
                                                                           advisor)
---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
Paul Anton, Ph.D.,            Trustee          Five year term     o        Retired since 1997         39             None
Born December 1, 1919         Emeritus                            o        Trustee of FRIC
                              since 2003                                   and RIF
                                                                           Until 2002
909 A Street
Tacoma, Washington
98402-1616

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
William E. Baxter,            Trustee          Five year term     o    Retired since 1986             39             None
Born June 8, 1925             Emeritus                            o    Trustee of FRIC
                              since 2004                               and RIF
                                                                       Until 2004
909 A Street
Tacoma, Washington
98402-1616

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------
Eleanor W. Palmer,            Trustee          Five year term     o    Retired since 1981             39             None
Born May 5, 1926              Emeritus                            o    Trustee of FRIC
                              since 2004                               and RIF
                                                                       Until 2004
909 A Street
Tacoma, Washington
98402-1616

---------------------------- ---------------- ------------------- ----------------------------- --------------- ------------------

* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.



                                  Position(s) Held                                       Principal Occupation(s)
          Name, Age,            With Fund and Length                                            During the
           Address                 of Time Served       Term of Office                         Past 5 Years
------------------------------- ---------------------- ------------------ -------------------------------------------------------

           OFFICERS
------------------------------- ---------------------- ------------------ -------------------------------------------------------
Cheryl Wichers                  Chief Compliance       Until successor    o     Chief Compliance Officer, FRIC
Born December 16, 1966          Officer since 2005     is chosen and      o     Chief Compliance Officer, RIF
                                                       qualified by       o     Chief Compliance Officer, FRIMCo
909 A Street                                           Trustees           o     April 2002-May 2005, Manager, Global
Tacoma, Washington                                                              Regulatory Policy
98402-1616                                                                o     1998-2003, Compliance Supervisor, Russell
                                                                                Investment Group
                                                                          o     1990 - 1996, Staff Accountant, Russell
                                                                                Investment Group

------------------------------- ---------------------- ------------------ ----------------------------------------------------
Greg J. Stark,                  President and Chief    Until successor    o     President and CEO, FRIC and RIF
Born May 3, 1968                Executive Officer      is chosen and      o     Chairman of the Board, President and CEO,
                                since 2004             qualified by             FRIMCo
909 A Street                                           Trustees           o     Chairman of the Board and President, RFD and
Tacoma, Washington                                                              Russell Insurance Agency, Inc. (insurance agency
98402-1616                                                                      ("RIA"))
                                                                          o     Until 2004, Managing Director of Individual
                                                                                Investor Services, FRC
                                                                          o     2000 to 2004, Managing Director, Sales and
                                                                                Client Service, FRIMCo
                                                                          o     1998 to 2000, Representative Director, Frank
                                                                                Russell Company, Ltd. (asset manager in Japan)

------------------------------- ---------------------- ------------------ ----------------------------------------------------
Mark E. Swanson,                Treasurer and Chief     Until successor   o     Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963          Accounting Officer      is chosen and           and RIF
                                since 1998              qualified by      o     Director, Funds Administration, FRIMCo, FRTC
                                                        Trustees                and RFD
                                                                          o     Treasurer and Principal Accounting Officer,
                                                                                SSgA Funds
909 A Street
Tacoma, Washington
98402-1616
------------------------------- ---------------------- ------------------ ----------------------------------------------------
Thomas F. Hanly,                 Chief Investment       Until removed by  o     Chief Investment Officer, FRIC, RIF, FRC,
Born November 17, 1964           Officer since 2004     Trustees                FRTC
                                                                          o     Director and Chief Investment Officer,
909 A Street                                                                    FRIMCo and RFD
Tacoma, Washington                                                        o     Director, Frank Russell International
98402-1616                                                                      Services Co., Inc. (provide services to U.S.
                                                                                personnel secunded to overseas enterprises
                                                                                ("FRISCo"))
                                                                          o     1999 to 2003, Chief Financial Officer, FRC,
                                                                                FRIC and RIF
------------------------------- ---------------------- ------------------ ----------------------------------------------------
------------------------------- ---------------------- ------------------ ----------------------------------------------------
Karl J. Ege,                     Secretary and          Until removed by  o     Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941             General Counsel        Trustees                FRIMCo, FRTC, and RFD
                                 since 1994                               o     Secretary, General Counsel and Managing
909 A Street                                                                    Director of Law and Government Affairs, FRC
Tacoma, Washington                                                        o     Director, Secretary and General Counsel,
98402-1616                                                                      Frank Russell Capital Inc. (investment advisor);
                                                                                Russell Real Estate Advisors, Inc. (real estate
                                                                                investment advisor)
                                                                          o     Director and Secretary, Russell 20-20
                                                                                Association; RIA; A Street Investment Associates,
                                                                                Inc. (real estate leasing); FRIDI; and FRISCo
                                                                          o     Director and Assistant Secretary, Frank
                                                                                Russell Company Limited and Russell Systems Limited
                                                                                (limited company)
                                                                          o     Director, FRS, Russell Investment Group Pty.
                                                                                Ltd.; Frank Russell Japan Co., Ltd. (holding
                                                                                company); Frank Russell Investment Company Plc
                                                                                Frank Russell Institutional Funds Plc, Frank
                                                                                Russell Multi-Manager Funds plc; Frank Russell
                                                                                Investment Company II plc, Frank Russell Investment
                                                                                Company III plc, Russell Alternative Investment
                                                                                Fund plc, and Russell Diversified Alternatives Fund
                                                                                (each, an investment company); Frank Russell Asset
                                                                                Management (Cayman) LLC (general partner of limited
                                                                                partnerships); Russell Investment Group Limited
                                                                                (institutional consultant); Russell Investment
                                                                                Management Ltd. (institutional investment
                                                                                management); Russell Investment Group Private
                                                                                Limited (investment and fund management advisory
                                                                                services); and Frank Russell Investments (Ireland)
                                                                                Ltd.
                                                                          o     Statutory Auditor, Frank Russell Company,
                                                                                Ltd. (asset management and consulting)



                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004


                                                                                                           TOTAL COMPENSATION
                                    AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL        FROM FRIC AND RUSSELL
                                   COMPENSATION        BENEFITS ACCRUED AS          BENEFITS UPON             FUND COMPLEX
     INTERESTED TRUSTEES            FROM FRIC         PART OF FRIC EXPENSES           RETIREMENT            PAID TO TRUSTEES
     --------------------           ---------         ---------------------           ----------            ----------------

Lynn L. Anderson                    $   0                      $ 0                       $ 0                     $   0
Michael J. Phillips                 $   0                      $ 0                       $ 0                     $   0
    INDEPENDENT TRUSTEES
Paul E. Anderson                  $93,600                      $ 0                       $ 0                   $97,500
Kristianne Blake                  $87,360                      $ 0                       $ 0                   $91,000
Daniel P. Connealy                $79,200                      $ 0                       $ 0                   $82,500
Jonathan Fine*                    $31,634                      $ 0                       $ 0                   $32,952
Lee C. Gingrich                   $89,760                      $ 0                       $ 0                   $93,500
Raymond P. Tennison, Jr.          $83,520                      $ 0                       $ 0                   $87,000
Julie W. Weston                   $84,000                      $ 0                       $ 0                   $87,500
      TRUSTEES EMERITUS
George F. Russell, Jr.              $   0                      $ 0                       $ 0                     $   0
Paul Anton, PhD.                  $39,936                      $ 0                       $ 0                   $41,600
William E. Baxter**               $61,105                      $ 0                       $ 0                   $63,651
Eleanor W. Palmer***              $65,759                      $ 0                       $ 0                   $68,499

*        Mr. Fine was elected to the Board of Trustees effective May 24, 2004.
**       Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.
***      Ms. Palmer was elected Trustee Emeritus effective May 26, 2004.

                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004

------------------------------ ------------------------------------------------------------- --------------------------------------
                                                                                               AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                                 SECURITIES IN ALL REGISTERED
                                                                                                 INVESTMENT COMPANIES OVERSEEN
                                                  DOLLAR RANGE OF EQUITY                          BY TRUSTEES IN RUSSELL FUND
    INTERESTED TRUSTEES                          SECURITIES IN EACH FUND                                    COMPLEX
------------------------------ ------------------------------------------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Lynn L. Anderson*               None                                                          Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Michael J. Phillips*            None                                                          $50,001-$100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ ------------------------------------------------------------- --------------------------------------
    INDEPENDENT TRUSTEES
------------------------------ ------------------------------------------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Paul E. Anderson                None                                                          **
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Kristianne Blake                Equity Q                          Over $100,000               Over $100,000
                                Select Value                      Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Daniel P. Connealy              Equity I                          $50,001-$100,000            Over $100,000
                                Fixed Income III                  $10,001-$50,000
                                International                     $10,001-$50,000
                                Emerging Markets                  $10,001-$50,000
                                Select Growth                     $10,001-$50,000
                                Select Value                      $10,001-$50,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Jonathan Fine                   Equity Q                          $10,001-$50,000             Over $100,000
                                Fixed Income III                  $10,001-$50,000
                                International                     $10,001-$50,000
                                Emerging Markets                  $10,001-$50,000
                                Real Estate Securities            $10,001-$50,000
                                Select Value                      $10,001-$50,000
                                Short Duration Bond               $10,001-$50,000
                                Tax Exempt Bond                   $10,001-$50,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Lee C. Gingrich                 Equity II                         $10,001-$50,000             Over $100,000
                                Equity Q                          $10,001-$50,000
                                Real Estate Securities            $50,001-$100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Raymond P. Tennison, Jr.        Equity I                          Over $100,000               Over $100,000
                                Equity II                         Over $100,000
                                Equity Q                          $50,001-$100,000
                                International                     $50,001-$100,000
                                Real Estate Securities            $10,001-$50,000
                                Select Value                      $50,001-$100,000
                                Tax Exempt Bond                   $10,001-$50,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Julie W. Weston                 Equity II                         $10,001-$50,000             $50,001-$100,000
                                Fixed Income I                    $1-$10,000
                                Fixed Income III                  $10,001-$50,000
                                International                     $1-$10,000
                                Real Estate Securities            $10,001-$50,000
                                Tax Exempt Bond                   $1-$10,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ ------------------------------------------------------------- --------------------------------------
      TRUSTEES EMERITUS
------------------------------ ------------------------------------------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
George F. Russell, Jr.          Tax-Managed Mid & Small Cap       Over $100,000               Over $100,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Paul Anton, Ph.D.               Equity II                         $10,001-$50,000             $50,001-$100,000
                                International                     $10,001-$50,000
                                Emerging Markets                  $1-$10,000
                                Real Estate Securities            $10,001-$50,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
William E. Baxter               Equity Q                          $1-$10,000                  $1-$10,000
------------------------------ --------------------------------- --------------------------- --------------------------------------
------------------------------ --------------------------------- --------------------------- --------------------------------------
Eleanor W. Palmer               None                                                          $0
------------------------------ --------------------------------- --------------------------- --------------------------------------

*Mr. Lynn Anderson and Mr. Phillips are participants in the FRC deferred compensation plan, which beneficially owns securities of RIF. Mr. Anderson and Mr. Phillips do not have beneficial ownership of RIF securities through their participation in the plan.
**On January 7, 2005, Mr. Paul Anderson purchased over $100,000 of a Fund in the Russell Fund Complex.



                                OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant and Trade Placement Agent      Frank Russell Company

Advisor, Administrator, Transfer and      Frank Russell Investment Management
Dividend Disbursing Agent                    Company

Money Managers                            Multiple professional discretionary
                                            investment management organizations

Custodian and Portfolio Accountant        State Street Bank and Trust Company

CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, and trade placement services to FRIC and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture, and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation, and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo, with the assistance of FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates Fund assets among money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager arranges for execution of portfolio securities transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. (See, "Investment Policies-Cash Reserves.") FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and U.S. Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of the average daily net asset value of each Fund. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds (except the Tax Exempt Bond Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves and collateral for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in the Tax Free Money Market Fund is 0.25%.

The Funds paid FRIMCo the following advisory fees (gross of reimbursements and/or waivers) for the fiscal years ended October 31, 2004, October 31, 2003 and October 31, 2002, respectively:

                                                                                                    Annual rate
                                                                                           (as a % of average daily net
                Fund                                     $Amount Paid                                assets)
                ----                  ---------------------------------------------------  ----------------------------
                                      ----------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----

Diversified Equity                      $13,435,580       $8,858,252       $8,522,028        0.73%      0.73%      0.73%
Special Growth                            6,689,189        5,356,553        5,841,564        0.90%      0.90%      0.90%
Quantitative Equity                      14,320,815        9,657,060        9,164,790        0.73%      0.73%      0.73%
International Securities                 14,088,594        8,855,554        7,802,990        0.90%      0.90%      0.90%
Real Estate Securities                    8,495,904        5,792,981        5,333,647        0.80%      0.80%      0.80%
Diversified Bond                          4,736,838        3,796,822        3,070,332        0.40%      0.40%      0.40%
Multistrategy Bond                        6,981,735        4,458,421        3,820,888        0.60%      0.60%      0.60%
Tax Exempt Bond                             549,244          477,966          472,477        0.30%      0.30%      0.30%
U.S. Government Money Market                114,686          162,820          161,329        0.20%      0.20%      0.20%
Tax Free Money Market                       272,071          288,935          352,190        0.20%      0.20%      0.20%
Equity I                                  4,180,776        3,666,182        4,587,880        0.55%      0.55%      0.55%
Equity II                                 6,297,505        5,047,700        5,251,283        0.70%      0.70%      0.70%
Equity Q                                  7,215,402        7,995,558        8,308,209        0.55%      0.55%      0.55%
Tax-Managed Large Cap                     2,437,197        2,273,391        3,149,980        0.70%      0.70%      0.70%
Tax-Managed Mid & Small Cap               1,183,492          917,895          971,267        0.98%      0.98%      0.98%
International                             9,202,521        6,962,449        7,303,257        0.70%      0.70%      0.70%
Emerging Markets                          5,680,194        3,684,130        3,698,014        1.15%      1.15%      1.15%
Fixed Income I                            2,757,774        3,077,806        3,215,315        0.25%      0.25%      0.25%
Fixed Income III                          1,818,645        1,488,835        1,758,886        0.50%      0.50%      0.50%
Short Duration Bond                       4,915,805        3,752,880        2,316,334        0.45%      0.45%      0.45%
Money Market                              5,721,202        3,899,267        3,874,832        0.20%      0.20%      0.20%
Select Value                              1,777,257          465,137          419,589        0.70%      0.70%      0.70%
Select Growth                               837,476          553,617          556,812        0.80%      0.80%      0.80%


FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets. The following paragraphs list the current waivers and those that were in effect during the last three fiscal years.

For the Money Market Fund, FRIMCo has contractually agreed to waive, until February 28, 2006, 0.15% of its 0.25% combined advisory and administrative fee. FRIMCo waived fees in the amounts of $2,906,032, $2,924,451and $4,303,054 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $1,937,508, $1,949,633 and $2,836,296 for the fiscal years ended October 31,
2002, 2003 and 2004, respectively.

For the U.S. Government Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.25% combined advisory and administrative fee, to the extent that Fund expenses exceeded 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $151,294, $54,158 and $0 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. The Fund paid $50,368, $149,367 and $143,357 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

For the Tax Free Money Market Fund, prior to March 1, 2003, FRIMCo had contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees. FRIMCo waived fees in the amounts of $176,103, $47,496 and $0 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $264,139, $313,673 and $340,089 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively.

For the Tax-Managed Mid & Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its 1.03% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $283,457, $221,976 and $112,624 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively. There was no reimbursement for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $741,115, $742,751 and $1,131,250 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

For the Short Duration Bond Fund, FRIMCo had contractually agreed to waive, until February 29, 2004, up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund on an annual basis. Until February 28, 2003 FRIMCo had contractually agreed to waive up to the full amount of its 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.47% of average daily net assets of that Fund on an annual basis. Fund-level expenses for the Fund do not include administrative fees, 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $965,164, $1,336,988 and $293,361 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees of $1,654,785, $2,832,879 and $5,168,645 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

For the Class Y Shares of each Institutional Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2006, up to the full amount of its transfer agency fees to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. For the fiscal years ended October 31, 2002, 2003 and 2004, respectively, FRIMCo did not waive any portion of its transfer agency fees for any of the Institutional Funds.

For the Select Growth Fund, FRIMCo has contractually agreed to waive at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for each of Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive, up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceeded 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amounts of $382,414, $336,433 and $222,875 for the fiscal years ended October 31, 2002,
2003 and 2004, respectively.

For the Select Value Fund, FRIMCo has contractually agreed to waive at least until February 28, 2006, up to the full amount of its transfer agency fees, administrative fees, and advisory fees, to the extent that expenses for Class C, Class E, Class I and Class S exceed 2.25%, 1.40%, 0.95% and 1.15%, respectively, of the average daily net assets of each such class on an annual basis. If a waiver of advisory fees is required for any class of shares of the Fund, advisory fees will be waived equally across all classes of the Fund. This may result in a waiver amount that is greater than what is required to reduce total net operating expenses for Class C, Class E, Class I and Class S to 2.25%, 1.40%, 0.95% and 1.15%, respectively. Prior to March 1, 2003, FRIMCo had contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, prior to March 1, 2003, after applying the foregoing waiver, FRIMCo contractually agreed to waive up to the full amount of its transfer agency fees to the extent transfer agency fees for Class C, E, S or I exceed 0.26%. 0.26%, 0.26% or 0.01%, respectively, of the average daily net assets of those Classes on an annual basis. FRIMCo waived fees in the amount of $328,337, $232,023 and $13,123 for the fiscal years ended October 31, 2002, 2003 and 2004, respectively.

Effective   September  15,  2004,  for  the  Equity  I,  Equity  II,  Equity  Q,
International, Fixed Income I and Fixed Income III Funds, FRIMCo has contractually agreed to waive 0.02% of its 0.05% administrative fee. For the fiscal year ended October 31, 2004 FRIMCo waived administrative fees in the amounts of $20,599, $23,109, $34,853, $35,283, $27,035 and $10,781 for the
Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, respectively.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. The table in the next section entitled "Money Managers" sets forth the fees paid to money managers. The following table sets forth the net advisory fees retained by FRIMCo:

                                                                                                    Annual rate
                                                                                           (as a % of average daily net
                Fund                                     $Amount Paid                                assets)
                ----                  ---------------------------------------------------  ----------------------------
                                      ----------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----
Diversified Equity                       $9,538,985       $6,410,131       $6,080,573        0.52%      0.53%      0.52%
Special Growth                            3,668,372        2,923,787        3,175,792        0.49%      0.49%      0.49%
Quantitative Equity                      11,420,719        7,532,730        6,953,020        0.58%      0.57%      0.55%
International Securities                  9,353,876        5,811,168        4,863,914        0.60%      0.59%      0.56%
Real Estate Securities                    5,878,630        3,957,490        3,560,917        0.55%      0.55%      0.53%
Diversified Bond                          4,032,955        3,208,982        2,613,541        0.34%      0.34%      0.34%
Multistrategy Bond                        5,524,967        3,452,012        2,932,003        0.47%      0.46%      0.46%
Tax Exempt Bond                             169,482          141,502          140,192        0.09%      0.09%      0.09%
U.S. Government Money Market                114,686          162,820          161,329        0.20%      0.20%      0.20%
Tax Free Money Market                       155,823          167,905          215,411        0.11%      0.12%      0.12%
Equity I                                  2,564,417        2,287,617        2,805,903        0.34%      0.34%      0.34%
Equity II                                 2,580,563        2,074,756        2,200,492        0.29%      0.29%      0.29%
Equity Q                                  5,336,308        5,650,891        5,673,702        0.41%      0.39%      0.38%
Tax-Managed Large Cap                     1,418,202        1,387,293        2,004,628        0.41%      0.43%      0.45%
Tax-Managed Mid & Small Cap                 662,608          520,389          547,060        0.55%      0.56%      0.56%
International                             5,124,416        3,746,862        3,736,892        0.39%      0.38%      0.36%
Emerging Markets                          3,112,728        1,958,245        1,948,279        0.63%      0.61%      0.61%
Fixed Income I                            2,171,273        2,386,726        2,442,945        0.20%      0.19%      0.19%
Fixed Income III                          1,378,738        1,088,804        1,268,815        0.38%      0.37%      0.36%
Short Duration Bond                       3,457,651        2,436,916        1,415,268        0.32%      0.29%      0.28%
Money Market                              5,721,202        3,899,267        3,874,832        0.20%      0.20%      0.20%
Select Value                              1,134,872          264,023          228,940        0.45%      0.45%      0.46%
Select Growth                               530,283          367,044          373,430        0.51%      0.48%      0.45%


FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

PORTFOLIO MANAGERS. The FRIMCo Managers (FRIMCo's officers and employees who manage the Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by FRIMCo with salaries, bonuses, profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses are based on the FRIMCo Manager's managed accounts previous fiscal year's pre-tax performance, which performance is measured both quantitatively (evaluated based on the performance of the accounts versus relevant market indexes and peer groups, with both 1 and 3-year horizons included) and qualitatively (evaluated based on the FRIMCo Manager's quality of decisions made for the accounts, contributions to client services efforts and improvement of FRIMCo's investment process). Bonus determinations are made based on performance of all accounts managed by a FRIMCo Manager taking into consideration the number of accounts and the assets under management in each account. The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:


------------------------------------------ --------------------------------------------------------------------------
Equity I Fund                              Lipper Large-Cap Core Funds Average
Diversified Equity Fund                    Russell 1000 Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Equity Q Fund                              Lipper Large-Cap Core Funds Average
Quantitative Equity Fund                   Russell 1000 Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Equity II Fund                             Lipper Small-Cap Core Funds Average
Special Growth Fund                        Lipper Mid-Cap Core Funds Average
                                           Russell 2500 Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
International Fund                         Lipper International Funds Average
International Securities Fund              MSCI EAFE Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Fixed Income I Fund                        Lipper Intermediate Investment Grade Debt Funds Average
Diversified Bond Fund                      Lehman Brothers Aggregate Bond Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Fixed Income III Fund                      Lipper Corporate Debt Funds BBB-Rated Average
Multistrategy Bond Fund                    Lipper Intermediate Investment Grade Debt Funds Average
                                           Lehman Brothers Aggregate Bond Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Select Growth Fund                         Lipper Large-Cap Growth Funds Average
                                           Russell 1000 Growth Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Select Value Fund                          Lipper Large-Cap Value Funds Average
                                           Russell 1000 Value Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Tax-Managed Large Cap Fund                 Lipper Large-Cap Core Funds Average
                                           S&P 500 Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Tax-Managed Mid & Small Cap Fund           Lipper Mid-Cap Core Fund Average
                                           Russell Small Cap Completeness Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Real Estate Securities Fund                Lipper Real Estate Funds Average
                                           NAREIT Equity REIT Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Emerging Markets Fund                      Lipper Emerging Markets Funds Average
                                           MSCI Emerging Markets Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Short Duration Bond Fund                   Lipper Short-Investment Grade Debt Funds Average
                                           Merrill Lynch US Treasuries 1-3 Yr
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Tax Exempt Bond Fund                       Lipper Intermediate Municipal Debt Funds Average
                                           Lipper Short Intermediate Municipal Debt Funds Average
                                           Lehman Brothers Municipal 1-10 Yr
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Money Market Fund                          Lipper Money Market Funds
                                           Citigroup 3-Month Treasury Bill Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
US Government Money Market Fund            Lipper U.S. Government Money Market Funds
                                           Citigroup 3-Month Treasury Bill Index
------------------------------------------ --------------------------------------------------------------------------
------------------------------------------ --------------------------------------------------------------------------
Tax-Free Money Market Fund                 Lipper Tax-Exempt Money Market Funds
                                           Citigroup 3-Month Treasury Bill Index
------------------------------------------ --------------------------------------------------------------------------

         Profitsharing contributions are made quarterly and are calculated as a percentage of the FRIMCo Manager's salary. The percentage is fixed and is the same for all FRIMCo employees who receive profitsharing contributions.

         The long-term incentive plan provides for future cash payments the value of which is tied to FRC's financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a FRIMCo Manager's manager and approved by senior executives.

         FRIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the FRIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of those Russell Investment Funds selected by the FRIMCo Manager.

      EQUITY SECURITIES BENEFICIALLY OWNED BY FRIMCO MANAGERS IN THE FUNDS
             THEY MANAGE FOR THE FISCAL YEAR ENDED OCTOBER 31, 2004

  -------------------------------- ---------------------------------------------

                                                    DOLLAR RANGE OF EQUITY
          FRIMCO MANAGERS                       SECURITIES IN THE FUNDS MANAGED
           OF THE FUNDS                              BY THE FRIMCO MANAGER
  -------------------------------- ---------------------------------------------
  -------------------------------- ------------- -------------------------------
  Bruce A. Eidelson                 None         Real Estate Securities
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
  Robert E. Hall                    None         Emerging Markets
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
  Jeffrey T. Hussey                 None         Fixed Income I
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
                                    None         Fixed Income III
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
                                    None         Diversified Bond
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
                                    None         Multistrategy Bond
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
  Dennis Jensen                     None         Select Value
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
  James A. Jornlin                  None         International
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
                                    None         International Securities
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
  Tom Monroe                        None         Equity Q
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
                                    None         Quantitative Equity
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
  Erik W. Ogard                     None         Equity II
  -------------------------------- ------------- -------------------------------
  -------------------------------- ------------- -------------------------------
                                    None         Special Growth
  -------------------------------- ------------- -------------------------------

 -------------------------------- ----------------------------------------------

                                                   DOLLAR RANGE OF EQUITY
         FRIMCO MANAGERS                       SECURITIES IN THE FUNDS MANAGED
          OF THE FUNDS                              BY THE FRIMCO MANAGER
 -------------------------------- ----------------------------------------------
 -------------------------------- ------------- --------------------------------
 Michael R. Ruff                   None         Short Duration Bond
 -------------------------------- ------------- --------------------------------
 -------------------------------- ------------- --------------------------------
                                   None         Tax Exempt Bond
 -------------------------------- ------------- --------------------------------
 -------------------------------- ------------- --------------------------------
 Stephen W. Skatrud                None         Tax-Managed Large Cap
 -------------------------------- ------------- --------------------------------
 -------------------------------- ------------- --------------------------------
                                   None         Tax-Managed Mid & Small Cap
 -------------------------------- ------------- --------------------------------
 -------------------------------- ------------- --------------------------------
                                   None         Select Growth
 -------------------------------- ------------- --------------------------------
 -------------------------------- ------------- --------------------------------
 Dennis J. Trittin                 None         Equity I
 -------------------------------- ------------- --------------------------------
 -------------------------------- ------------- --------------------------------
                                   None         Diversified Equity
 -------------------------------- ------------- --------------------------------

                    OTHER ACCOUNTS MANAGED BY FRIMCO MANAGERS
                   AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                             AS OF OCTOBER 31, 2004

------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
FRIMCo             Number of       Assets Under    Number of       Assets Under     Other Types     Assets Under    Asset Total
Manager            Registered      Management      Pooled          Management       of Accounts     Management      (in millions)
                   Investment      (in millions)   Investment      (in millions)                    (in millions)
                   Companies                       Vehicles
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Bruce A. Eidelson        1                 $341.4        1                   $46.8        0                     $0          $388.2
                                                                                                                            ======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Robert E. Hall           0                      0        3                 1,010.8        0                      0         1,010.8
                                                                                                                           =======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Jeffrey T. Hussey        1                  170.0        6                13,809.9        3                  786.5        14,766.4
                                                                                                                          ========
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Dennis Jensen            0                      0        1                   287.2        0                      0           287.2
                                                                                                                             =====
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
James A. Jornlin         1                  236.3        5                 5,815.9        1                  138.0         6,190.2
                                                                                                                           =======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Tom Monroe
                         0                      0        9                 7,658.0        3                  800.0         8,458.0
                                                                                                                           =======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Erik W. Ogard            1                  177.0        5                 3,612.3        2                  544.2         4,333.5
                                                                                                                           =======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Michael R. Ruff          0                      0        2                   736.5        1*               1,043.1         1,779.6
                                                                                                                           =======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Stephen W.
Skatrud                  0                      0        3                   582.0       0**                     0           582.0
                                                                                                                             =====
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------
Dennis J. Trittin        1                  312.3        3                 5,051.9        1                  837.6         6,201.8
                                                                                                                           =======
------------------ --------------- --------------- --------------- ---------------- --------------- --------------- ---------------

* Does not include 8 accounts that are part of Russell Managed Portfolios, a managed separate accounts program sponsored by FRIMCo. Mr. Ruff does not exercise investment discretion over these accounts.
** Does not include 1,604 accounts that are part of Russell Managed Portfolios, a managed separate accounts program sponsored by FRIMCo. Mr. Skatrud does not exercise investment discretion over these accounts.

MONEY MANAGERS. Except with respect to the Money Market and U.S. Government Money Market Funds, the Funds' money managers are not affiliates of FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended October 31, 2004, 2003 and 2002, management fees paid to the money managers were:

                                                                                                    Annual rate
                                                                                           (as a % of average daily net
                Fund                                     $Amount Paid                                assets)
                ----                  ---------------------------------------------------  ----------------------------
                                      ----------------- ---------------- ----------------
                                            2004             2003             2002           2004       2003       2002
                                            ----             ----             ----           ----       ----       ----
Diversified Equity                       $3,896,595       $2,448,121       $2,441,455        0.21%      0.20%      0.21%
Special Growth                            3,020,817        2,432,766        2,665,772        0.41%      0.41%      0.41%
Quantitative Equity                       2,900,096        2,124,330        2,211,770        0.15%      0.16%      0.18%
International Securities                  4,734,718        3,044,386        2,939,076        0.30%      0.31%      0.34%
Real Estate Securities                    2,617,274        1,835,491        1,772,730        0.25%      0.25%      0.27%
Diversified Bond                            703,883          587,840          456,791        0.06%      0.06%      0.06%
Multistrategy Bond                        1,456,768        1,006,409          888,885        0.13%      0.14%      0.14%
Tax Exempt Bond                             379,762          336,464          332,285        0.21%      0.21%      0.21%
Tax Free Money Market                       116,248          121,030          136,779        0.09%      0.08%      0.08%
Equity I                                  1,616,359        1,378,565        1,781,977        0.21%      0.21%      0.21%
Equity II                                 3,716,942        2,972,944        3,050,791        0.41%      0.41%      0.41%
Equity Q                                  1,879,094        2,344,667        2,634,507        0.14%      0.16%      0.17%
Tax-Managed Large Cap                     1,018,995          886,098        1,145,352        0.29%      0.27%      0.25%
Tax-Managed Mid & Small Cap                 520,884          397,506          424,207        0.43%      0.42%      0.42%
International                             4,078,105        3,215,587        3,566,365        0.31%      0.32%      0.34%
Emerging Markets                          2,567,466        1,725,885        1,749,735        0.52%      0.54%      0.54%
Fixed Income I                              586,501          691,080          772,370        0.05%      0.06%      0.06%
Fixed Income III                            439,907          400,031          490,071        0.12%      0.13%      0.14%
Short Duration Bond                       1,458,154        1,315,964          901,066        0.13%      0.16%      0.17%
Select Value                                642,385          201,114          190,649        0.25%      0.25%      0.24%
Select Growth                               307,193          186,573          183,382        0.29%      0.32%      0.35%

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the advisory agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on February 23, 2005. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the providers to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").

In evaluating the advisory agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund other than the Money Market Fund and U.S. Government Money Market Fund (the Internally Managed Funds"), operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, an advisory fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the adviser's style and investment philosophy. FRIMCo manages the Internally Managed Funds in this other manner. All Funds, other than the Internally Managed Funds, have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the advisory agreement for determining, implementing and maintaining the investment program for each Fund. With the exception of the Internally Managed Funds, assets of each Fund have been allocated among multiple Money Managers. The assets of the Internally Managed Funds are managed by FRIMCo using its own individual portfolio managers.

With respect to the Funds other than the Internally Managed Funds, FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the functions of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectuses for the Funds emphasize to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers (in the case of Funds other than the Internally Managed Funds), and describe the manner in which such Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

In addition to these general factors relating to the manager of managers structure of the Funds (other than the Internally Managed Funds), the Trustees considered, with respect to each such Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the advisory agreement with FRIMCo, including the following:

1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

         2. The advisory fee paid by the Fund to FRIMCo and the fact that it encompasses all investment advisory fees paid by the Fund, including the fees for any Money Managers of such Fund;

         3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

         4. Information provided by FRIMCo as to investment advisory fees paid by Comparable Funds;

         5. Information provided by FRIMCo as to expenses incurred by the Fund and Comparable Funds;

         6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from the Fund; and

         7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund.

In evaluating the various factors, the Board (in the case of Funds other than Internally Managed Funds and Single Manager Fund) took into account the particular objectives and attributes of the manager of managers structure, including its impact on Fund performance, operating expenses and FRIMCo's profitability.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds other than the Internally Managed Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund selected by its shareholders in purchasing their shares.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

         1. Assessments provided by FRIMCo as part of the Agreement Renewal Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for each Fund segment under its management;

         2. FRIMCo's determination that continuation of the Money Manager's services would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole;

         3. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the advisory agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment advisory fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

         4. FRIMCo's belief that the Money Manager's fees, as proposed at the meeting, are competitive and reasonable; Agreement Renewal Information as to the aggregate investment advisory fees paid by each Fund; and FRIMCo's belief that the aggregate investment advisory fees paid by each Fund are competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the advisory agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor distributes shares of the Funds continuously, but reserves the right to suspend or discontinue distribution on that basis. The Distributor is not obligated to sell any specific amount of Fund shares. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

         CUSTODY:

Domestic Custody
     o    First $10 billion in average daily net assets - .005%,
     o    Over $10 billion - .004%.

Global Custody
     o First $1 billion in month end net assets - 0.06% - 0.35% depending on the geographic classification of the investments in the international funds,
     o Over $1 billion - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
     o A transaction charge ranging from $20 - $110 depending on the geographic classification of the investments in the international funds.

All Custody
     o Portfolio transaction charges range from $5.00 - $25.00 depending on the type of transaction;
     o    Futures and Options charges are $5.00;
     o Monthly pricing fees of $375.00 per portfolio and $8.25 per security (not applicable to money market funds);
     o    Annual fee per fund using fair valuation pricing service of $4,000;
     o    On-line access charges of $2,500 per fund; and
     o Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

         FUND ACCOUNTING (subject to a minimum fund accounting fee per fund of $30,000):

Domestic Fund Accounting
     o    $7,500 per portfolio; and
     o    0.0125% of average daily net assets.

International  Fund  Accounting
     o    $7,500 per portfolio per year; and
     o    0.02% of month end net assets.

Yield Calculation Services
     o    $4,200 per fixed income fund.

Tax Accounting Services
     o    $3,000 per fund annually (not applicable to money market funds).
     o Wash sales $1,000 per fund annually (not applicable to money market funds).
     o Qualified dividend income reporting $500 per fund (for up to 3 reports per fund in calendar year).

Multiple Class Charges. In addition to the charges listed above, the Funds pay multiple class charges as follows: 1 class, no charge; each additional class, $5,100 annually per class.

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. FRIMCo retains a portion of this fee for its services provided to FRIC and pays the balance to unaffiliated agents who assist in providing these services. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order at the time such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with Public Accounting Oversight Board and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.

CODES OF ETHICS. FRIC, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.



 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
                                                               Are  investments  in                   Does the code contain
                                       Personal  investing    securities owned by the               all of the required Rule
           MONEY MANAGER                    allowed?          advised sub-trust allowed?                  17j-1 provisions?
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 AEW Management and Advisors, L.P.   Yes                     No                                    Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Alliance Capital Management L.P.    Yes                     Yes, but not in securities with       Yes
 through its Bernstein Investment                            pending or possible client buy or
 Research and Management Unit                                sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 AQR Capital Management, LLC         Yes                     Yes, but not in securities on a       Yes
                                                             restricted list
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Ark Asset Management Co., Inc.      Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Aronson + Johnson + Ortiz, LP       Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Arrowstreet Capital, Limited        Yes                     Yes, subject to blackout periods      Yes
 Partnership
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Axiom International Investors LLC   Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Bear Stearns Asset Management Inc.  Yes                     Yes, subject to blackout periods      Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 CapitalWorks Investment Partners,   Yes                     Yes, but not in securities with       Yes
 LLC                                                         pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Chartwell Investment Partners       Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 David J. Greene and Company, LLC    Yes                     Yes                                   Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Delaware Management Company, a      Yes                     Yes, but not in securities with       Yes
 series of Delaware Management                               pending or possible client buy or
 Business Trust                                              sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Delphi Management, Inc.             Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 DePrince, Race & Zollo, Inc.        Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Fidelity Management & Research      Yes                     Yes, but cannot purchase closed-end   Yes
 Company                                                     funds for which Fidelity performs
                                                             pricing and bookkeeping, securities
                                                             of certain broker-dealers or
                                                             interests in hedge funds and
                                                             investment clubs
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Frank Russell Investment            Yes                     Yes, but not in securities with       Yes
 Management Company                                          pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Franklin Portfolio Associates, LLC  Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders, also, certain persons
                                                             may not invest in securities of
                                                             financial services organizations
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Fuller & Thaler Asset Management,   Yes                     Yes, but not in securities with       Yes
 Inc.                                                        pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Genesis Asset Managers , LLP        Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Goldman Sachs Asset Management,     Yes                     Yes, but not in securities with       Yes
 L.P.                                                        pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Gould Investment Partners LLC       Yes                     Yes                                   Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Heitman Real Estate Securities LLC  Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Institutional Capital Corporation   Yes                     No                                    Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 INVESCO Institutional (N.A.),       Yes                     Yes, but not in securities on a       Yes
 Inc., through its INVESCO Real                              restricted list
 Estate Division
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Iridian Asset Management LLC        Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 J.P. Morgan Investment  Management  Yes                     Yes, but not in securities with       Yes
 Inc.                                                        pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Jacobs Levy Equity Management,      Yes                     Yes, but not in securities with       Yes
 Inc.                                                        pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 John A. Levin & Co., Inc.           Yes                     Yes, subject to blackout periods      Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Kayne Anderson Rudnick Investment   Yes                     Yes, but not in securities on a       Yes
 Management, LLC                                             restricted list
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Lehman Brothers Asset Management    Yes                     Yes, but not in securities with       Yes
 LLC                                                         pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Marsico Capital Management          Severely restricts      No                                    Yes
 Company, LLC                        personal trading except
                                     for certain specific
                                     transactions  such as
                                     the   purchase  of
                                     mutual fund shares,
                                     commercial paper, etc.
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Marvin & Palmer Associates, Inc.    Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Merganser Capital Management L.P.   Yes                     Yes, but may not enter into           Yes
                                                             transactions that may result in
                                                             conflicts of interest with clients
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 MFS Institutional Advisors, Inc.    Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Mondrian Investment Partners Ltd.   Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Montag & Caldwell, Inc.             Yes                     Yes, but not in securities on a       Yes
                                                             restricted stock list
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Morgan Stanley Investment           Yes                     Yes, but not in securities with       Yes
 Management Inc.                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Netols Asset Management, Inc.       Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Neuberger Berman Management         Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Nicholas-Applegate Capital          Yes                     Yes, but not in securities that       Yes
 Management LLC                                              have been purchased or sold by a
                                                             client within the last 3 days or
                                                             with pending or possible client buy
                                                             or sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Pacific Investment Management       Yes, but must use a     Yes, but not in securities with       Yes
 Company LLC                         registered broker for   pending or possible client buy or
                                     transactions in         sell orders
                                     publicly traded
                                     securities
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Parametric Portfolio Associates     Yes                     Yes, but not in securities with       Yes
 LLC                                                         pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 RREEF America L.L.C.                Yes                     Yes, but transactions in securities   Yes
                                                             with pending or possible client buy
                                                             or sell orders require prior
                                                             approval
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Sands Capital Management, Inc.      Yes                     Yes, subject to blackout periods      Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Schneider Capital Management        Yes                     Yes, but not in securities with       Yes
 Corporation                                                 pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Standish Mellon Asset Management    Yes                     Yes, subject to blackout periods,     Yes
 Company LLC                                                 however, transactions in securities
                                                             on a restricted list, transactions
                                                             in securities of financial services
                                                             organizations and margin and option
                                                             transactions are prohibited
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 STW Fixed Income Management Ltd.    Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Suffolk Capital Management, LLC     Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders or in securities of
                                                             which 10% or more are held in
                                                             portfolios managed by Suffolk
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Systematic Financial Management,    Yes                     Yes, but not in securities with       Yes
 L.P.                                                        pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 T. Rowe Price International, Inc.   Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 The Boston Company Asset            Yes                     Yes, but not in securities with       Yes
 Management, LLC                                             pending or possible client buy or
                                                             sell orders, also, certain persons
                                                             may not purchase securities issued
                                                             by financial services organizations
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 TimesSquare Capital Management,     Yes                     Yes, but not in securities with       Yes
 Inc.                                                        pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Turner Investment Partners, Inc.    Yes                     Yes, but not in securities in which   Yes
                                                             the adviser has a long or short
                                                             position or with pending or
                                                             possible client buy or sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Tyee Capital Management, Inc.       Yes                     Yes, subject to blackout periods      Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Wellington Management Company, LLP  Yes                     Yes, subject to blackout periods      Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Wells Capital Management            Yes                     Yes, but not in securities with       Yes
 Incorporated                                                pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Westcap Investors, LLC              Yes                     Yes, but not in securities with       Yes
                                                             pending or possible client buy or
                                                             sell orders
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------
 Western Asset Management Company    Yes                     Yes, subject to blackout periods      Yes
 ----------------------------------- ----------------------- ------------------------------------- ----------------------------

PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. The Board has taken the following actions:

     o At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund").
     o At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds.
     o On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes.
     o On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund and Tax-Managed Global Equity Fund.
     o On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds.
     o On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund, (iii) to create Class E Shares of the Tax-Managed Mid & Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the money market funds as Class I Shares and create new Class A and Class S Shares of the money market funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge.
     o On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the money market funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the money market funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund.
     o On February 25, 2002, the Board amended the Rule 18f-3 Plan to add Class I and Class Y to each of the Real Estate Securities and Short Duration Bond Funds.
     o On October 8, 2002, the Board amended the Rule 18f-3 Plan to create Class A, Class B and Class C Shares of the Russell Multi-Manager Principal Protected Fund.
     o On November 25, 2002, the Board amended the Rule 18f-3 Plan with respect to all FRIC Funds, other than the Russell Multi-Manager Principal Protected Fund, to remove the Class A Shares from the Shareholder Services Plan and to add the Class A Shares to the 12b-1 Distribution Plan.
     o On August 24, 2004, the Board amended the Rule 18f-3 Plan to create Class D, Class E and Class S Shares of the 2010 Strategy, 2020 Strategy, 2030 Strategy and 2040 Strategy Funds (the "Target Date Funds").
     o On February 23, 2005, the Board amended the Rule 18f-3 Plan to create Class A and Class C Shares of the Target Date Funds.

For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLANS. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which mutual funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that mutual funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Each Multiple Class Fund has adopted a distribution plan (the "Distribution Plan") in accordance with the Rule.

Description of the Distribution Plan for Multiple Class Funds
In adopting the Distribution Plan for each Multiple Class Fund, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of any Distribution Plan or in any agreements entered into in connection with any Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan for each Multiple Class Fund, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believed that the Distribution Plan was expected to result in increased sales and asset retention for those Multiple Class Funds by enabling those Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a particular Multiple Class Fund would have.

For each Multiple Class Fund, the 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class A, Class B and Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class A, Class B or Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

For each Multiple Class Fund, the Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class A, Class B and Class C Shares for any activities or expenses primarily intended to result in the sale of Class A, Class B and Class C Shares of such Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote") and a vote of the Trustees, including a majority of the Independent Trustees. For the Multiple Class Funds, the Distribution Plan does not provide for those Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures are incurred, must be made to the Trustees for their review. To remain in effect, the Distribution Plan must be approved annually by a vote of the Trustees, including a majority of the Independent Trustees. Also, any material amendments must be approved by a vote of the Trustees, including a majority of the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. For each Multiple Class Fund, the Distribution Plan is terminable without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (i) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (ii) a 1940 Act Vote.

Selling Agent Agreements for Multiple Class Funds
Under the Distribution Plans, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the fiscal years ended October 31, 2004, 2003 and 2002 (these amounts were for compensation to dealers):

                                            10/31/04       10/31/03    10/31/02

            Diversified Equity              $622,945       $338,457    $201,641
            Special Growth                   332,521        186,970     118,123
            Quantitative Equity              637,723        341,075     206,577
            International Securities         500,251        229,659     130,226
            Real Estate Securities           352,192        169,311      78,232
            Diversified Bond                 314,307        237,657     143,132
            Tax-Managed Large Cap             95,641         64,668      61,172
            Tax-Managed Mid & Small Cap       43,787         29,575      23,885
            Short Duration Bond              304,817        228,057      54,654
            Multistrategy Bond               338,516        227,466     141,236
            Tax Exempt Bond                   82,134         64,937      29,167
            Emerging Markets                 127,329         57,410      30,554
            Select Growth                     37,410         13,968      10,819
            Select Value                     106,183         21,383      15,906

No Class A or Class B Shares of any Fund were issued or outstanding during the periods shown.

SHAREHOLDER SERVICES PLANS. A majority of the Trustees, including a majority of Independent Trustees, adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds. This services plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999, August 7, 2000, November 25, 2002, December 7, 2004 and February 23, 2005. This plan is referred to as the "Service Plan."

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class B, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class B, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class B, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the fiscal year ended October 31, 2004:

                                                 Class C              Class E
            Diversified Equity                  $207,648             $102,535
            Special Growth                       110,840               59,220
            Quantitative Equity                  212,574              110,812
            International Securities             166,750               81,988
            Real Estate Securities               117,397               54,553
            Diversified Bond                     104,769               96,838
            Tax-Managed Large Cap                 31,880               13,729
            Tax-Managed Mid & Small Cap           14,596                2,530
            Short Duration Bond                  101,606               55,414
            Equity I                               -----               81,215
            Equity II                              -----              162,243
            Fixed I                                -----               68,198
            Fixed III                              -----               17,454
            International                          -----               80,333
            Equity Q                               -----              117,341
            Emerging Markets                      42,443               29,430
            Multistrategy Bond                   112,839               64,826
            Tax Exempt Bond                       27,378               16,171
            Select Growth                         12,470               13,635
            Select Value                          35,394               21,417

No Class B Shares of any Fund were issued during the period shown.

FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, Tax Free Money Market and Tax-Managed Large Cap Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2005 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE,   EXCHANGE  AND  REDEMPTION  OF  FUND  SHARES.  As  described  in  the
Prospectus, the Funds provide you with different classes of shares based upon your individual investment needs.

Each class of shares of a Fund represents an interest in the same portfolio of investments. Each class is identical in all respects except that each class bears its own class expenses, including distribution and service fees, and each class has exclusive voting rights with respect to any service plan applicable to its shares. As a result of the differences in the expenses borne by each class of shares, net income per share, dividends per share and net asset value per share will vary for each class of shares. There are no conversion, preemptive or other subscription rights.

Shareholders of each class will share expenses proportionately for services that are received equally by all shareholders. A particular class of shares will bear only those expenses that are directly attributable to that class, where the type or amount of services received by a class varies from one class to another. The expenses that may be borne by specific classes of shares may include (i) transfer agency fees attributable to a specific class of shares, (ii) payments pursuant to a distribution plan or shareholder services plan for that specific class, (iii) printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxy statements to current shareholders of a specific class of shares, (iv) SEC and state securities registration fees incurred by a specific class, (v) the expense of administrative personnel and services required to support the shareholders of a specific class of shares, (vi) litigation or other legal expenses relating to a specific class of shares, (vii) audit or accounting expenses relating to a specific class of shares, (viii) the expense of holding meetings solely for shareholders of a specific class and (ix) any additional incremental expenses subsequently identified and determined to be properly allocated to one or more classes of shares.

The following classes of shares are available for purchase. See the applicable Prospectus for a discussion of factors to consider in selecting which class of shares to purchase and for applicable service/distribution fees.

Class A Shares of the Money Market Fund

Class A shares of the Money Market Fund are sold without an initial sales charge. Financial Intermediaries that sell Class A shares will receive the distribution fee payable under the Distribution Plan at an annual rate equal to 0.75% (presently limited to 0.15%) of the average daily net assets represented by the Class A shares sold by them.

Class C Shares of all Funds

Financial intermediaries that sell Class C shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class C shares sold by them and the distribution fee payable under the Funds'
Distribution Plan at an annual rate equal to 0.75% of the average daily net assets represented by the Class C shares sold by them.

Class E Shares of all Funds

Financial intermediaries that sell Class E shares will receive the shareholder services fee payable under the Funds' shareholder services plan at an annual rate equal to 0.25% of the average daily net assets represented by Class E shares sold by them.

Class I, S and Y Shares of all Funds

Financial intermediaries will receive no shareholder services or distribution fees for these classes of shares.

Minimum Initial Investment Requirements. If you invest less than the required minimum investment in a Fund, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction. The Funds reserve the right to close any account whose balance falls below $1,000 and to change the categories of investors eligible to purchase its Shares.

The  following   lists  the  exceptions  to  the  minimum   initial   investment
requirements:

1. A transfer of an existing account from one Financial Intermediary or financial platform to another is not subject to the minimum initial investment requirements. For the purpose of this exception, a transfer is a transfer-in-kind or the sale and purchase of shares of the same class of the same Fund within 30 days.

2. For Class Y Shares, multiple related party accounts will not be subject to the minimum initial investment requirements if the average Class Y account balance per Fund of these related party accounts exceeds $5 million.

3. Except for Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $2.5 million in total plan assets at the time the plan made the decision to invest in the Fund and that consolidate and hold all fund Shares in plan level or omnibus accounts on behalf of participants. With respect to Class Y Shares of the Institutional Funds, a Fund will waive the initial minimum investment requirement for employee benefit plans and other plans that have at least $5.0 million in total plan assets at the time the plan made the decision to invest in the Fund and that consolidate and hold all fund positions in one or more accounts on behalf of participants.

4. If an employee benefit plan or other plan offers Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as an investment option to its participants and that plan subsequently decides to add Class I or E Shares of an Institutional Fund, Class I Shares of the Select Growth Fund or Class I Shares of the Select Value Fund as another investment option, the required initial minimum investment for Class I shares of that added fund will be waived.

5. The following categories of investor are not subject to any initial minimum investment requirement: (i) US Russell associates and Russell/Mellon associates and their spouses, domestic partners and dependent children; (ii) UTMAs or UGMAs opened by a US Russell associate or Russell/Mellon associate for the benefit of their dependent child, grandchild, great-grandchild, niece or nephew; (iii) retired Russell associates and retired Russell/Mellon associates and their spouses, domestic partners and dependent children; (iv) directors, trustees, retired directors or retired trustees of Frank Russell Company, any of its subsidiaries, Frank Russell Investment Company or Russell Investment Funds; (v) Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children; and (vi) retired Northwestern Mutual Home Office Employees and their spouses, domestic partners and dependent children. A dependent child is one under the age of 21 that is a child by blood, adoption or a stepchild under a current marriage or domestic partnership.

6. Letter of Intent - Class Y Shares only. You may be eligible to purchase Class Y shares of the Institutional Funds if you do not meet the required minimum investment by establishing a non-binding letter of intent ("LOI"). A LOI allows you to combine purchases of all Class Y Shares of a single Institutional Fund you intend to make over a 13-month period in order to meet the required initial minimum investment amount for that Fund. At your request, purchases made during the previous 90 days may be included, but any appreciation of your investment or reinvested dividends will not be included.

Uncashed Checks. Please make sure you promptly cash checks issued to you by the Funds. If you do not cash a dividend, distribution, or redemption check, the Funds will act to protect themselves and you. This may include restricting certain activities in your account until the Funds are sure that they have a valid address for you. After 180 days, the Funds will no longer honor the issued check and, after attempts to locate you, the Funds will follow governing escheatment regulations in disposition of check proceeds. No interest will accrue on amounts represented by uncashed checks.

Referral Fees. The Distributor may enter into written agreements with certain Financial Intermediaries in which it agrees to pay a client service or referral fee out of its own resources, to such intermediaries in connection with their performing ongoing client service activities with respect to referred clients. Each prospective shareholder on whose behalf a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and describing the fee to be received by the intermediary.

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter ("OTC") are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short term securities maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Short-term securities maturing within 60 days at time of purchase held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Duration Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a lower portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Mid & Small Cap Fund.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio.

The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Mid & Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated to FRIMCo, as FRIC's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines. Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information  on how the Funds voted  proxies  relating to  portfolio  securities
during  the  most  recent   12-month  period  ended  June  30  is  available  at
http://www.russell.com and on the SEC's website at http://www.sec.gov.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

The portfolio turnover rates for the fiscal years ended October 31, 2004, 2003 and 2002 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:

                                        10/31/04       10/31/03      10/31/02
Equity I                                  129.94%        115.73%       130.46%
Equity II                                 125.94         132.27        126.57
Equity Q                                  102.51         114.72         71.16
Tax-Managed Large Cap                      32.15         127.47         65.39
Tax-Managed Mid & Small Cap               203.33          81.91         89.13
International                              81.19          79.40         87.84
Emerging Markets                           82.02          95.13         90.21
Fixed Income I                            153.79         184.29        165.28
Fixed Income III                          195.68         266.11        231.09
Diversified Equity                        125.03         109.50        128.80
Special Growth                            124.97         127.15        125.06
Quantitative Equity                        91.31         108.71         71.10
International Securities                   76.01          69.11         79.09
Real Estate Securities                     38.04          46.09         67.70
Diversified Bond                          140.92         147.44        156.21
Short Duration Bond                       131.57         187.92        163.86
Multistrategy Bond                        221.31         281.71        252.09
Tax Exempt Bond                            36.68          37.46         39.83
Select Growth                             134.00         149.76        212.37
Select Value                               96.07         105.71         92.95

A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

DISCLOSURE OF PORTFOLIO HOLDINGS The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees. Disclosure of a Fund's portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, including duties not to trade on non-public information.

Public Disclosures of Portfolio Holdings Information

Disclosure of a Fund's complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund's top ten portfolio holdings as of the last day of each month will be available on the Fund's website approximately 30 calendar days after the end of such month.

From time to time rating and ranking organizations such as Standard & Poor's and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, including duties not to trade on non-public information.

Portfolio  managers  and other  senior  officers  of the Funds may  disclose  or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.

Non-Public Disclosures of Portfolio Holdings Information

FRIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds' portfolios and receipt of relevant research. FRIMCo and the money managers may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes. In addition, the Funds' service providers, such as the money managers, custodian, and transfer agent, may receive portfolio holdings information in connection with their services to the Funds.

Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the Chief Compliance Officer to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund's shareholders. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' Chief Compliance Officer.

The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds' Board of Trustees.

BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by FRIMCo. FRIC's arrangements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

FRIMCo or a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.

The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers, (ii) to generate commission rebates to the Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (iv) to execute portfolio securities transactions selected by money managers. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers direct though FRS based upon asset class, investment style and other factors. FRIMCo, or FRS on FRIMCo's behalf, will effect transactions with or through FRS only to the extent such clients will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within FRIC and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.

Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of employees in research and investment management roles. The committee acts as an oversight body with respect to purchases of research services acquired by FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.

FRS or other brokers may also rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research needs have been met, as determined annually in the Soft Dollar Committee budgeting process.

FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hiring, termination or additional funding of a money manager) and are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use, including possibly research services provided by Russell/Mellon Analytical Services, Inc., an affiliate of FRIMCo. Research services provided to a money manager are required by law to benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. During the fiscal years ended October 31, 2004, 2003 and 2002, the total brokerage commissions paid by the Funds were:

                                    2004              2003             2002
                                    ----              ----             ----
Equity I                         $2,042,570        $2,164,760       $2,776,746
Equity II                         3,442,885         3,650,917        3,363,789
Equity Q                          1,580,511         2,919,598        2,008,344
Tax-Managed Large Cap               226,138           204,474          509,418
Tax-Managed Mid & Small Cap         425,404           283,031          371,672
International                     3,051,230         2,684,025        4,216,242
Emerging Markets                  2,079,689         1,530,230        1,785,322
Diversified Equity                4,865,262         3,759,678        3,601,814
Special Growth                    2,559,296         2,701,079        2,669,059
Quantitative Equity               2,511,682         2,713,161        1,404,297
International Securities          3,740,999         2,544,963        2,635,602
Real Estate Securities            1,378,876         1,387,833        1,630,695
Select Growth                       445,859           351,257          349,593
Select Value                        751,568           345,992          294,614


The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

The Fixed Income I, Fixed Income III, Diversified Bond, Short Duration Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

During the fiscal year ended October 31, 2004, approximately $6.0 million of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal years ended October 31, 2004, 2003 and 2002 from portfolio transactions effected for the Funds, were as follows:


                                               2004                                2003                             2002
------------------------------- ------------------------------------ ---------------------------------- ----------------------------
------------------------------- ----------------- ------------------ ------------------ --------------- -------------- -------------

                                                     Percent of                           Percent of                     Percent of
                                                        Total                               Total                          Total
Affiliated Broker/Dealer          Commissions        Commissions        Commissions      Commissions     Commissions    Commissions

------------------------------- ----------------- ------------------ ------------------ --------------- -------------- -------------
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
Credit Lyonnais                       $    --            $    --            $    --         $    --        $  4,109           0.01%
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
Frank Russell Securities            8,789,226             30.20%          7,077,620          25.64%       3,584,500          12.78%
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
Robert W. Baird & Co.                      --                 --                 --              --           9,616           0.03%
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
Sanford Bernstein                          --                 --                 --              --          10,765           0.04%
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------
Total*                             $8,789,226             30.20%         $7,077,620          25.64%      $3,608,990          12.87%
------------------------------- ----------------- ------------------ ------------------ --------------- --------------- ------------

The percentage of total affiliated transactions (relating to trading activity) to total transactions during the fiscal year ended October 31, 2004 for the Funds was 30.20%*.

-----------
* These numbers include commissions paid by the Equity III and Equity Income Funds for the periods shown. The Equity III and Equity Income Funds were reorganized into the Select Value Fund on October 27, 2003.

During the fiscal year ended October 31, 2004, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2004, was as follows:


                                       Credit             Deutsche
                                       Suisse               Bank                                 Investment           Jefferies
                                        First            Securities           Goldman            Technology            Company
Fund                                   Boston               Inc.            Sachs & Co.          Group Inc.             Inc.
--------------------------------- ------------------ ------------------- ------------------- -------------------- ------------------
--------------------------------- ------------------ ------------------- ------------------- -------------------- ------------------
Equity I                                                                       $9,115,989
Equity II                                                                                                              $1,203,900
Equity Q                                                                       16,478,650
International                        $4,176,880            $2,261,583
Fixed Income I                        3,557,885                                 4,794,290
Fixed Income III                        892,851                                 1,200,672
Diversified Equity                                                              2,873,678
Special Growth                                                                                                          1,023,315
Quantitative Equity                                                            25,851,017
International Securities              6,577,280             2,535,991
Diversified Bond                      3,681,540                                 5,833,286
Short Duration Bond                   7,322,172             2,305,184           5,006,148
Multistrategy Bond                    2,632,081                                 3,781,140
Emerging Markets
Tax-Managed Large Cap                                                           1,856,923
Tax-Managed Mid & Small Cap                                                                           $125,679            439,464
Select Growth                                                                   1,018,330
Select Value                                                                    3,370,499
                                  ------------------ ------------------- ------------------- -------------------- ------------------
                                    $28,840,689            $7,102,758        $102,180,622             $125,679         $2,666,679
                                  ================== =================== =================== ==================== ==================



                                                          Merrill                                                      Citigroup
                                       Lehman              Lynch               Morgan                USB                Global
                                      Brothers             Pierce           Stanley Co.              AG                 Markets
Fund                                    Inc.           Fenner & Smith       Incorporated           London                Inc.
--------------------------------- ------------------ ------------------- ------------------- -------------------- ------------------
--------------------------------- ------------------ ------------------- ------------------- -------------------- ------------------
Equity I                                 $837,930          $4,760,421          $1,399,866                               $20,699,581
Equity II
Equity Q                                                    4,439,262          12,513,116                                42,530,952
International                                                                                      $11,081,600
Fixed Income I                            338,354           9,275,237          11,906,222                                 8,211,833
Fixed Income III                          259,405           1,832,217           1,085,562                                 1,619,313
Diversified Equity                      2,152,330          11,560,637           3,847,077                                52,366,628
Special Growth
Quantitative Equity                                         4,676,598          19,174,435                                66,795,397
International Securities                                                                            13,791,317
Diversified Bond                          336,550           9,569,985          12,722,542                                 9,605,751
Short Duration Bond                     6,773,164           2,170,229          10,976,700                                 9,215,008
Multistrategy Bond                        840,245           5,587,993           3,490,189                                 5,690,570
Emerging Markets
Tax-Managed Large Cap                                                           2,365,467                                 9,380,794
Tax-Managed Mid & Small Cap
Select Growth
Select Value                                                3,609,665                                                     7,108,961
                                  ------------------ ------------------- ------------------- -------------------- ------------------
                                       $11,567,978        $57,482,244         $79,481,176          $24,872,917         $233,224,789
                                  ================== =================== =================== ==================== ==================



YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

Calculation of Average Annual Total Return.

Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)n = ERV

Where:        P         =        a hypothetical initial payment of $1,000;
              T         =        Average annual total return;
               n        =        Number of years; and
             ERV        =        Ending  redeemable  value  of a  hypothetical
                                 $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

Calculation of Average Annual Total Return After Taxes on Distributions.
Average annual total return after taxes on distributions is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n =ATVD

Where:        P         =        hypothetical initial payment of $1,000.
              T         =        average annual total return (after taxes on
              n         =        distributions). number of years.
           ATVD         =        ending value of a hypothetical $1,000 payment
                                 made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions but not after taxes on redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the net asset value calculated as described in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period. The calculation assumes that the redemption has no tax consequences.

Calculation of Average Annual Total Return After Taxes on Distributions and Sale of Fund Shares. Average annual total return after taxes on distributions and sale of fund shares is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of a Fund, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)n =ATVDR

Where:           P          =        hypothetical initial payment of $1,000.
                 T          =        average annual total return (after taxes on
                                     distributions and redemptions).
                  n         =        number of years.
                ATVDR       =        ending  value of a  hypothetical  $1,000
                                     payment made at the beginning of the 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10-year periods (or fractional portion), after taxes on fund distributions and redemptions.

The calculation assumes that all dividends and distributions of each Fund, less any taxes due on such dividends and distributions, are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

The taxable amount and the tax character of each distribution is as specified by a Fund on the dividend declaration date, but may be adjusted to reflect subsequent recharacterizations of distributions. Distributions are adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. For example, the calculation assumes no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g. tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, is taken into account in accordance with federal tax law. Taxes are calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date. The rates used correspond to the tax character of each component of the distributions (e.g., ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions and long-term capital gain rate for long-term capital gain distributions). The required tax rates may vary over the measurement period. All potential tax liabilities other than federal tax liabilities (e.g., state and local taxes) are not taken into account. The effect of phaseouts of certain exemptions, deductions and credits at various income levels and the impact of the federal alternative minimum tax are not taken into account in the calculation. The calculation assumes that no additional taxes or tax credits result from any redemption of shares required to pay such fees. The ending value is determined by assuming a complete redemption at the end of the one, five or ten year period and the deduction of all nonrecurring charges deducted at the end of each period.

The ending value is determined by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption. The capital gain or loss upon redemption is calculated by subtracting the tax basis from the redemption proceeds (after deducting any nonrecurring charges). The basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends is tracked separately. In determining the basis for a reinvested distribution, the distribution net of taxes assumed paid from the distribution is included. Tax basis is adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal law.

The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption is separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested dividends. It is not assumed that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character is determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

Capital gains taxes (or the benefit resulting from tax losses) are calculated using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law is used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. It is assumed that a shareholder has sufficient gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

Yield Quotation.

Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                            YIELD = 2[(a-b +1)(6) -1]
                                       cd

Where:      A     =     dividends and interest earned during the period
            B     =     expenses accrued for the period (net of reimbursements)
            C     =     average  daily  number of Shares  outstanding  during
                        the  period  that were  entitled  to receive dividends
            D     =     the maximum offering price per share on the last day of
                        the period


Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. Current yields are calculated by determining the net change, exclusive of capital changes and income other than investment income, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return by (365/7) with the resulting yield figure carried to at least the nearest hundredth of one percent. Effective yields, carried out to at least the nearest hundredth of one percent, are calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, subtracting a hypothetical charge reflecting deductions from shareholder accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain base period return, and then compounding the base period return by adding 1, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result according to the following formula:

EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) 365/7] - 1.

Tax equivalent current yields are calculated by dividing that portion of a Fund's yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate and adding the quotient to that portion, if any, of the Fund's yield that is not tax exempt.

Tax equivalent effective yield is calculated by dividing that portion of a Fund's effective yield (as calculated above) that is tax exempt by 1 minus a stated income tax rate (39.6%) and adding the quotient to that portion, if any, of the Fund's effective yield that is not tax exempt.

Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective, with the exception of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund, is "non-fundamental." A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund's shareholders. Certain investment policies and restrictions may be, and the investment objectives of Tax Exempt Bond Fund, Equity Q Fund, International Fund, Fixed Income I Fund and Tax Free Money Market Fund are, fundamental which means that they may only be changed with the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund may:

       1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of US Banks having net assets in excess of $100,000,000.

       2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

       3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.

       4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

       5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

       6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

       7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages  or pledges,  (b) entering  into  options,  futures  contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

       An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.

       For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

       No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Fund's best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.


INVESTMENT POLICIES.

The investment objective and principal investment strategies for each of the Funds are provided in their Prospectuses. The following tables illustrate the principal and additional investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.


-------------------------------- ------------------------------------------------------- ------------------------------------------
Fund                             Principal Investments                                   Additional Investments
-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Diversified Equity Fund          Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                       -depositary receipts                              Derivatives
                                 Preferred Stocks                                             -write (sell) call and put options on
                                 Equity Derivative Securities                                  securities, securities indexes and
                                 US Government Securities                                      foreign securities(3)
                                 Investment Company Securities (including ETFs)               -purchase options on securities,
                                 Foreign Securities                                            securities indexes and currencies(3)
                                                                                              -interest rate futures contracts,
                                                                                               stock index futures contracts,
                                                                                               foreign currency contracts and
                                                                                               options on futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Special Growth Fund              Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                       -depositary receipts                              US Government Securities
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                                -write (sell) call and put options on
                                 Investment Company Securities (including ETFs)               securities, securities indexes and
                                 Foreign Securities                                           foreign securities(3)
                                                                                             -purchase options on securities,
                                                                                              securities indexes and currencies(3)
                                                                                             -interest rate futures contracts, stock
                                                                                              index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Quantitative Equity Fund         Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                       -depositary receipts                              Derivatives
                                 Preferred Stocks                                            -write (sell) call and put options on
                                 Equity Derivative Securities                                 securities, securities indexes and
                                 US Government Securities                                     foreign securities(3)
                                 Investment Company Securities (including ETFs)              -purchase options on securities,
                                 Foreign Securities                                           securities indexes and  currencies(3)
                                                                                             -interest rate futures contracts, stock
                                                                                              index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
International Securities Fund    Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Reverse Repurchase Agreements
                                       -warrants                                         Lending Portfolio Securities (not to
                                       -options                                          exceed 33 1/3 % of total fund assets)
                                       -convertible debt securities                      Illiquid Securities (limited to 15% of
                                       -depositary receipts                              fund assets)
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                               -forward currency contracts(2)
                                 US Government Securities                                   -write (sell) call and put options on
                                 Investment Company Securities (including ETFs)              securities, securities indexes and
                                 Foreign Securities                                          foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Diversified Bond Fund            Debt Securities including corporate debt and            Common Stock Equivalents
                                 mortgage-backed securities                                   -convertible debt securities
                                 US Government Securities                                Preferred Stock
                                 Investment Company Securities (including ETFs)          Emerging Markets Debt
                                 Foreign Securities                                      Municipal Obligations
                                                                                         Cash Reserves
                                                                                         Repurchase Agreements(1)
                                                                                         When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Lending Portfolio Securities (not
                                                                                         to exceed 33 1/3% of total fund
                                                                                         assets)
                                                                                         Illiquid Securities (limited to 15%
                                                                                         of fund assets)
                                                                                         Derivatives
                                                                                            -forward currency contracts(2)
                                                                                            -write (sell) call and put options on
                                                                                             securities, securities indexes and
                                                                                             foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts,
                                                                                             stock index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Short Duration Bond Fund         Debt Securities including corporate debt,               Common Stock Equivalents
                                 mortgage-backed securities and below investment grade        -convertible debt securities
                                 or junk bonds                                           Preferred Stock
                                 US Government Securities                                Emerging Markets Debt
                                 Municipal Obligations                                   Cash Reserves
                                 Investment Company Securities (including ETFs)          Repurchase Agreements(1)
                                 Foreign Securities                                      When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Lending Portfolio Securities (not
                                                                                         to exceed 33 1/3% of total fund
                                                                                         assets)
                                                                                         Illiquid Securities (limited to 15%
                                                                                         of fund assets)
                                                                                         Derivatives
                                                                                             -forward currency contracts(2)
                                                                                             -write (sell) call and put options on
                                                                                              securities, securities indexes and
                                                                                              foreign securities(3)
                                                                                             -purchase options on securities,
                                                                                              securities indexes and currencies(3)
                                                                                             -interest rate futures contracts,
                                                                                              stock index futures contracts, foreign
                                                                                              currency contracts and options on
                                                                                              futures(4)

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Multistrategy Bond Fund          Debt Securities including corporate debt,               Common Stock Equivalents
                                 mortgage-backed securities and below investment grade        -convertible debt securities
                                 or junk bonds                                           Preferred Stock
                                 US Government Securities                                Emerging Markets Debt
                                 Investment Company Securities (including ETFs)          Municipal Obligations
                                 Foreign Securities                                      Cash Reserves
                                 Derivatives                                             Repurchase Agreements(1)
                                      -forward currency contracts(2)                     When issued and forward commitment
                                      -write (sell) call and put options on              securities
                                       securities, securities indexes and                Reverse Repurchase Agreements
                                       foreign securities(3)                             Lending Portfolio Securities (not to
                                      -purchase options on securities,                   exceed 33 1/3 % of total fund assets)
                                       securities indexes and currencies(3)              Illiquid Securities (limited to 15% of
                                      -interest rate futures contracts, stock            fund assets)
                                       index futures contracts, foreign
                                       currency contracts and options on
                                       futures(4)

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Real Estate Securities Fund      Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                       -depositary receipts                              Derivatives
                                 Preferred Stocks                                           -write (sell) call and put options on
                                 Equity Derivative Securities                                securities, securities indexes and
                                 US Government Securities                                    foreign securities(3)
                                 Investment Company Securities (including ETFs)             -purchase options on securities,
                                 Foreign Securities                                          securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Select Growth Fund               Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                               -write (sell) call and put options on
                                 US Government Securities                                    securities, securities indexes and
                                 Investment Company Securities (including ETFs)              foreign securities(3)
                                 Foreign Securities                                         -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Select Value Fund                Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                               -write (sell) call and put options on
                                 US Government Securities                                    securities, securities indexes and
                                 Investment Company Securities (including ETFs)              foreign securities(3)
                                 Foreign Securities                                         -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Emerging Markets Fund            Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Repurchase Agreements(1)
                                       -warrants                                         When issued and forward commitment
                                       -options                                          securities
                                       -convertible debt securities                      Reverse Repurchase Agreements
                                       -depositary receipts                              Lending Portfolio Securities (not to
                                 Preferred  Stocks                                       exceed 33 1/3 % of total fund assets)
                                 Equity Derivative  Securities                           Illiquid Securities (limited to 15% of
                                 Debt Securities (below  investment  grade or            fund assets)
                                 junk  bonds)                                            Derivatives
                                 US  Government  Securities                                -forward currency contracts(2)
                                 Investment Company Securities  (including ETFs)           -write (sell) call and put options on
                                 Foreign  Securities                                        securities, securities indexes and
                                                                                            foreign securities(3)
                                                                                           -purchase options on securities,
                                                                                            securities indexes and currencies(3)
                                                                                           -interest rate futures contracts, stock
                                                                                            index futures contracts, foreign
                                                                                            currency contracts and options on
                                                                                            futures(4)




-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Tax-Managed Large Cap Fund       Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -options                                          exceed 33 1/3 % of total fund assets)
                                       -convertible debt securities                      Illiquid Securities (limited to 15% of
                                       -depositary receipts                              fund assets)
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                               -write (sell) call and put options on
                                 US Government Securities                                    securities, securities indexes and
                                 Investment Company Securities (including ETFs)              foreign securities(3)
                                 Foreign Securities                                         -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Tax-Managed Mid & Small Cap      Common Stocks                                           Cash Reserves
Fund                             Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -options                                          exceed 33 1/3 % of total fund assets)
                                       -convertible debt securities                      Illiquid Securities (limited to 15% of
                                       -depositary receipts                              fund assets)
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                               -write (sell) call and put options on
                                 US Government Securities                                    securities, securities indexes and
                                 Investment Company Securities (including ETFs)              foreign securities(3)
                                 Foreign Securities                                         -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Tax Exempt Bond Fund             US Government Securities                                Cash Reserves
                                 Municipal Obligations                                   Repurchase Agreements(1)
                                 Investment Company Securities (including ETFs)          When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Illiquid Securities (limited to 15% of
                                                                                         fund assets)
                                                                                         Derivatives
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)
                                                                                         Credit and Liquidity Enhancements

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Money Market Fund                US Government Securities                                Municipal Obligations
                                 Investment Company Securities                           Repurchase Agreements(1)
                                                                                         When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Illiquid Securities (limited to 10%
                                                                                         of fund assets)
                                                                                         Credit and Liquidity Enhancements

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
US Government Money Market Fund  US Government Securities                                Repurchase Agreements(1)
                                 Investment Company Securities                           When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Illiquid Securities (limited to 10% of
                                                                                         fund assets)
                                                                                         Credit and Liquidity Enhancements

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Tax-Free Money Market Fund       US Government Securities                                When issued and forward commitment
                                 Municipal Obligations                                   securities
                                 Investment Company Securities                           Reverse Repurchase Agreements
                                                                                         Illiquid Securities (limited to 10% of
                                                                                         fund assets)
                                                                                         Credit and Liquidity Enhancements

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Equity I Fund                    Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                       -depositary receipts                              Derivatives
                                 Preferred Stocks                                           -write (sell) call and put options on
                                 Equity Derivative Securities                                securities, securities indexes and
                                 US Government Securities                                    foreign securities(3)
                                 Investment Company Securities (including ETFs)             -purchase options on securities,
                                 Foreign Securities                                          securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Equity II Fund                   Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                       -depositary receipts                              US Government Securities
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                               -write (sell) call and put options on
                                 Investment Company Securities (including ETFs)              securities, securities indexes and
                                 Foreign Securities                                          foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Equity Q Fund                    Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Lending Portfolio Securities (not to
                                       -warrants                                         exceed 33 1/3 % of total fund assets)
                                       -options                                          Illiquid Securities (limited to 15% of
                                       -convertible debt securities                      fund assets)
                                       -depositary receipts                              Derivatives
                                 Preferred Stocks                                           -write (sell) call and put options on
                                 Equity Derivative Securities                                securities, securities indexes and
                                 US Government Securities                                    foreign securities(3)
                                 Investment Company Securities (including ETFs)             -purchase options on securities,
                                 Foreign Securities                                          securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
International Fund               Common Stocks                                           Cash Reserves
                                 Common Stock Equivalents                                Reverse Repurchase Agreements
                                       -warrants                                         Lending Portfolio Securities (not to
                                       -options                                          exceed 33 1/3 % of total fund assets)
                                       -convertible debt securities                      Illiquid Securities (limited to 15% of
                                       -depositary receipts                              fund assets)
                                 Preferred Stocks                                        Derivatives
                                 Equity Derivative Securities                               -forward currency contracts(2)
                                 US Government Securities                                   -write (sell) call and put options on
                                 Investment Company Securities (including ETFs)              securities, securities indexes and
                                 Foreign Securities                                          foreign securities(3)
                                                                                            -purchase options on securities,
                                                                                             securities indexes and currencies(3)
                                                                                            -interest rate futures contracts, stock
                                                                                             index futures contracts, foreign
                                                                                             currency contracts and options on
                                                                                             futures(4)


-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Fixed Income I Fund              Debt Securities including corporate debt and            Common Stock Equivalents
                                 mortgage-backed securities                                   -convertible debt securities
                                 US Government Securities                                Preferred Stock
                                 Investment Company Securities (including ETFs)          Emerging Markets Debt
                                 Foreign Securities                                      Municipal Obligations
                                                                                         Cash Reserves
                                                                                         Repurchase Agreements(1)
                                                                                         When issued and forward commitment
                                                                                         securities
                                                                                         Reverse Repurchase Agreements
                                                                                         Lending Portfolio Securities (not
                                                                                         to exceed 33 1/3% of total fund
                                                                                         assets)
                                                                                         Illiquid Securities (limited to
                                                                                         15% of fund assets)
                                                                                         Derivatives
                                                                                           -forward currency contracts(2)
                                                                                           -write (sell) call and put options on
                                                                                            securities, securities indexes and
                                                                                            foreign securities(3)
                                                                                           -purchase options on securities,
                                                                                            securities indexes and currencies(3)
                                                                                           -interest rate futures contracts, stock
                                                                                            index futures contracts, foreign
                                                                                            currency contracts and options on
                                                                                            futures(4)

-------------------------------- ------------------------------------------------------- ------------------------------------------
-------------------------------- ------------------------------------------------------- ------------------------------------------
Fixed Income III Fund            Debt Securities including corporate debt,               Common Stock Equivalents
                                 mortgage-backed securities and below investment grade        -convertible debt securities
                                 or junk bonds                                           Preferred Stock
                                 US Government Securities                                Emerging Markets Debt
                                 Investment Company Securities (including ETFs)          Municipal Obligations
                                 Foreign Securities                                      Cash Reserves
                                 Derivatives                                             Repurchase Agreements(1)
                                      -forward currency contracts(2)                     When issued and forward commitment
                                      -write (sell) call and put options on              securities
                                       securities, securities indexes and                Reverse Repurchase Agreements
                                       foreign securities(3)                             Lending Portfolio Securities (not to
                                      -purchase options on securities,                   exceed 33 1/3 % of total fund assets)
                                       securities indexes and currencies(3)              Illiquid Securities (limited to 15% of
                                      -interest rate futures contracts, stock            fund assets)
                                       index futures contracts, foreign
                                       currency contracts and options on
                                       futures(4)

-------------------------------- ------------------------------------------------------- ------------------------------------------

--------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

Cash Reserves. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Funds' (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds) cash reserves in short term instruments, including certain FRIC money market funds. In addition to investing in such short term investments, FRIMCo may use a hedging strategy for the Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets while enabling the Fund to hold cash.

Each Fund (except the Money Market, U.S. Government Money Market and Tax Free Money Market Funds), and its money managers, that elects to invest its cash reserves in one or more of FRIC's money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will invest cash reserves in one or more of FRIC's money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves in one or more of FRIC's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves for all Funds (except the Tax Exempt Bond
Fund) are invested in FRIC's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Money Market Fund is 0.10% (net of fee waivers and reimbursements). Currently, the cash reserves for the Tax Exempt Bond Fund are invested in FRIC's Tax Free Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in the Tax Free Money Market Fund is 0.25%. The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

Money Market Instruments. The Money Market, US Government Money Market and Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of these Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depositary Receipts.

The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

INVESTMENTS.

Repurchase Agreements. A Fund may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

Reverse Repurchase Agreements. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, invest their assets only in securities rated BBB- or higher by S&P or Baa3 or higher by Moody's, or in unrated securities judged by the money managers to be of higher credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Emerging Markets, Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets, Fixed Income I and Diversified Bond Funds), 10% of its total assets (in the case of the Short Duration Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Duration Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

Risk Factors. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

Illiquid Securities. No more than 15% (10% for the Money Market Funds) of a Fund's net assets (taken at current value) will be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a Fund's 15% limitation on illiquid securities. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

Forward Commitments. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

Lending Portfolio Securities. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

Options, Futures and Other Financial Instruments. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Options And Futures. The Funds, other than the Money Market, US Government Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to- market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Index Swap Agreements. The Fund, other than the Money Market Funds, may enter into index swap agreements as an additional hedging strategy for cash reserves held by those Funds or to effect investment transactions consistent with these Fund's investment objective and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Foreign Currency Futures  Contracts.  The Funds are also permitted to enter into
foreign  currency   futures   contracts  in  accordance  with  their  investment
objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

Swap Agreements. The Fixed Income I, Fixed Income III, Short Duration Bond, Diversified Bond and Multistrategy Bond Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Fund may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each parties needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner ) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.

The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Hedging Strategies. The Funds, other than the money market funds, may use equity or fixed income securities and derivatives such as index futures contracts, futures options, exchange traded and over-the-counter options and/or index or interest rate swaps as hedging strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through the performance of index futures contracts. As a result, a Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Duration Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of adverse market events such as, in the case of the bond Funds, interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

Depositary Receipts. A Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

ETF'S or Exchange Traded Funds. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

Common Stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

Preferred Stocks. Preferred stocks are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are "cumulative," meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are "participating" and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

Convertible Securities. Convertible securities entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, note, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

Real Estate Investment Trusts. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, defaults or tenants, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund.

Commercial Paper. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

Asset-Backed Commercial Paper. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Duration Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Multistrategy Bond Fund, Diversified Bond Fund, Short Duration Bond Fund, Money Market Fund and Fixed Income I Fund.

Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

US Government Obligations. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

Variable And Floating Rate Securities. A floating rate security is one whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day US Treasury Bill rate, and may change as often as daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

Variable Amount Master Demand Notes. The Money Market Fund may invest in variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

Warrants. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

Zero Coupon Securities. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

Mortgage-Related   And   Other   Asset-Backed    Securities.    The   forms   of
mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

Loan Participations. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

Municipal Obligations. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

          General Obligation Bonds - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

          Revenue Bonds - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

          Industrial Development Bonds - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

         Tax Anticipation Notes - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

         Bond Anticipation Notes - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

         Revenue Anticipation Notes - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

         Construction Loan Notes - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

         Pre-Refunded Municipal Bonds - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

         Tax Free Commercial Paper - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

         Variable Rate Demand Notes - are municipal obligations backed by an obligation of a commercial bank, such as a letter of credit, to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

         Tax Free Participation Certificates - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

         A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or an insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

         The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

Demand Notes. The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand- by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

The Tax Exempt Bond, Money Market and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

Economic and Monetary Union (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, 12 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

Investment In Foreign Securities. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

Investment In Emerging Markets. Foreign investment may include emerging market debt and emerging market stock. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Foreign Government Securities. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

Brady Bonds. The Fixed Income III, Multistrategy Bond, Short Duration Bond, International Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

Credit And Liquidity Enhancements. The Money Market Funds may invest in securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.

                                      TAXES

Tax Information for All Funds

The information discussed in this section applies generally to all of the Funds, but is supplemented or modified in additional separate sections that are provided below for Tax-Exempt Bond Fund, Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund.

Distributions of Net Investment Income. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. If you are a taxable investor, any distributions by the Fund from such income (other than certain qualified dividend income, described below) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

If you are an individual investor, a portion of the dividends you receive from certain Funds may be treated as "qualified dividend income" which is taxable to individuals at the same rates that are applicable to long-term capital gains. A Fund distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met. Fund distributions generally will not qualify as qualified dividend income to the extent attributable to interest, capital gains, REIT distributions and, in many cases, distributions from non-US corporations.

Distributions of Capital Gain. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Effect of Foreign Investments on Distributions. Most foreign exchange gain realized by a Fund on the sale of debt securities is treated as ordinary income. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of such a Fund's total assets at the end of the fiscal year is invested in foreign securities, the Fund may elect to pass through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. In that case, you will be entitled either to deduct your share of these taxes in computing your taxable income or to claim a foreign tax credit for these taxes against your US federal income tax (subject to limitations for certain shareholders). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.

Information on the Amount and Tax Character of Distributions. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of its tax status for federal income tax purposes shortly after the end of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by a Fund in October, November or December to shareholders of record in such a month but paid in January are taxable to you as if they were paid in December.

Election to be Taxed as a Regulated Investment Company. Each Fund intends to elect or has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund that has been in existence for more than one year has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes to you. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such a case, the Fund would be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you would be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange them for shares of a different FRIC Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares.

Redemptions at a Loss Within Six Months of Purchase. Any loss incurred on a redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

Wash Sales. All or a portion of any loss that you realize on a redemption of your Fund shares is disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules is added to your tax basis in the new shares.

US Government Securities. The income earned on certain US government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., Government National Mortgage Association (GNMA) or Federal National Mortgage Association (FNMA) securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations. If you are a corporate shareholder, a percentage of the dividends paid by certain Funds for the most recent fiscal year may have qualified for the dividends-received deduction. You may be allowed to deduct a portion of these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends, if certain holding period and other requirements are met. The dividends-received deduction will be available only with respect to dividends designated by a Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation. If a Fund's income is derived primarily from either investments in foreign rather than domestic securities or interest rather than dividends, generally none of its distributions are expected to qualify for the corporate dividends-received deduction.

Investment in Complex Securities. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to US federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.

Non-US Investors. Non-US investors may be subject to US withholding and estate taxes, and are subject to special US tax certification requirements. For Fund taxable years beginning after December 31, 2004 and before January 1, 2008, a portion of Fund distributions received by a non-US investor may, however, be exempt from US withholding tax to the extent attributable to US source interest income and capital gains. Also, for that same three-year period, US estate taxes may not apply to that portion of Shares held by a non-US investor that is attributable to Fund assets consisting of certain debt obligations or other property treated as not within the United States for US estate tax purposes. Fund distributions, if any, made during such three year period that are attributable to gains from the sale or exchange of "US real property interests," which the Code defines to include direct holdings of US real property and interests (other than solely as a creditor) in "US real property holding corporations," (including certain non-domestically-controlled REITs), will be taxable to non-US investors and will require such investors to file US income tax returns. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

Backup Withholding. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a US person (including a US resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years through 2010.

Additional Tax Information With Respect to the Tax-Exempt Bond Fund

The tax information described in "Tax Information for All Funds" above applies to the Tax-Exempt Bond Fund, except as noted in this section.

Exempt-Interest Dividends. By meeting certain requirements of the Code, the Fund qualifies to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying US territorial obligations (including qualifying obligations of Puerto Rico, the US Virgin Islands and Guam), they also may be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income. The Fund may earn taxable income from many sources, including income from temporary investments, discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income from the sale of market discount bonds. Any distributions by the Fund from this income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year, including the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable, tax-exempt or tax preference income, a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in October, November or December to shareholders of record in such a month but paid in January are taxed to you as if made in December.

Redemption at a Loss Within Six Months of Purchase. Any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends paid to you with respect to your Fund shares, and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.

Dividends-Received Deduction for Corporations. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax. Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

Treatment of Interest on Debt Incurred to Hold Fund Shares. Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

Loss of Status of Securities as Tax-Exempt. Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.

Additional Tax Information With Respect to the Money Market Fund, the U.S. Government Money Market Fund and the Tax Free Money Market Fund

The tax information described in "Tax Information for All Funds" above applies to the Money Market Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund except as noted in this section.

Distributions of Net Investment Income. Each Fund typically pays dividends from its daily net income each day that its net asset value is calculated. The Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a stable $1 share price), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Exempt-Interest Dividends (Only Applies to Tax Free Money Market Fund). By meeting certain requirements of the Code, the Tax Free Money Market Fund (but not the U.S. Government Money Market Fund nor the Money Market Fund) has qualified and continues to qualify to pay exempt-interest dividends to you. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed to you. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying US territorial obligations (including qualifying obligations of Puerto Rico, the US Virgin Islands or
Guam), they also may be exempt from that state's personal income taxes. Most states generally do not grant tax-free treatment to interest on state and municipal securities of other states.

Dividends from Taxable Income (Only Applies to Tax Free Money Market Fund). The Tax Free Money Fund may earn taxable income from many sources, including on any temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, or ordinary income derived from the sale of market discount bonds. Any distributions by the Tax Free Money Market Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares. Because the Fund's income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify as qualified dividend income for individual shareholders.

Distributions of Capital Gain. A Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Because each Fund is a money fund, it does not expect to realize any long-term capital gain.

Maintaining a $1 Share Price. Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the money market funds to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

Information on the Amount and Tax Character of Distributions. The Fund will inform you of the amount of your taxable ordinary income (including qualified dividend income) and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the Tax Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as taxable income (or tax-exempt or tax preference income for shareholders of the Tax Free Money Market Fund), a percentage of income that may not be equal to the actual amount of this type of income earned during the period of your investment in the Fund. Taxable distributions declared by the Fund in December but paid in January are taxed to you as if made in December.

Redemption of Fund Shares. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. Because each Fund tries to maintain a stable $1 share price, however, you should not expect to realize any capital gain or loss on the sale or exchange of your shares. For tax purposes, an exchange of your Fund shares for shares of a different FRIC Fund is the same as a sale.

Dividends-Received Deduction for Corporations. Because the Funds' income is derived primarily from interest rather than dividends, none of its distributions are expected to qualify for the corporate dividends-received deduction.

Alternative Minimum Tax (Only Applies to Tax Free Money Market Fund). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax advisor before buying shares of the Fund.

         At October 31, 2004, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
          Fund            10/31/05  10/31/06   10/31/07     10/31/08    10/31/09     10/31/10      10/31/11   10/31/12     TOTAL
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Equity I                     $ ---     $ ---      $   ---     $   ---     $   ---    $29,820,988     $   ---    $  ---  $29,820,988
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Equity Q                       ---       ---          ---         ---         ---     37,252,062  50,946,922       ---   88,198,984
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Tax-Managed Large Cap          ---       ---          ---  10,228,116  40,037,533     59,069,223         ---       ---  109,334,872
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Tax-Managed Mid & Small        ---       ---          ---         ---   3,502,465     14,180,832         ---       ---   17,683,297
Cap
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
International                  ---       ---          ---         ---         ---    133,121,394  26,482,168       ---  159,603,562
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Emerging Markets               ---       ---          ---         ---  55,313,580     24,430,000         ---       ---   79,743,580
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Money Market                   ---       ---          ---      90,627      35,378            ---      43,223       ---      169,228
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Diversified Equity             ---       ---          ---         ---         ---    101,420,004   7,188,070       ---  108,608,074
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Quantitative Equity            ---       ---          ---         ---         ---     27,832,702   9,012,101       ---   36,844,803
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
International Securities       ---       ---          ---         ---         ---     77,156,255  28,103,645       ---  105,259,900
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Tax Exempt Bond                ---       ---          ---     959,198         ---            ---         ---   357,343    1,316,541
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
U.S. Gov't. Money Market     1,570       762        1,782       8,484      15,034          2,688      17,267     4,791       52,378
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Tax Free Money Market          ---       ---          ---      68,310      59,628             19         ---     4,408      132,365
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Select Value*                  ---       ---   13,798,385     451,724   2,362,680        362,611         ---       ---   16,975,400
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------
Select Growth                  ---       ---          ---         ---  10,693,422     14,206,106     263,497       ---   25,163,025
------------------------- --------- --------- ------------ ----------- ----------- -------------- ----------- --------- ------------


* Select Value Fund had a capital loss carryforward of $16,975,400 that it acquired from the Equity Income Fund and Equity III Fund of which $13,798,385, $451,724, $2,362,680 and $362,611 will expire on October 31 of the years 2007,
2008, 2009 and 2010, respectively. This capital loss carryforward can be utilized at a pace of up to $5,101,116 each year with any unused capital loss annual limitation carried over to each succeeding year or until its respective expiration dates, whichever occurs first.

                            MONEY MANAGER INFORMATION

                             DIVERSIFIED EQUITY FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

         Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

         Institutional   Capital  Corporation  is  controlled  by  its  majority
shareholder, Robert H. Lyon.

         Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

         Marsico Capital Management, LLC is a wholly-owned indirect subsidiary of Bank of America Corporation, a publicly traded corporation.

         MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

         Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc.

         Schneider Capital Management Corporation is controlled by its majority shareholder, Arnold C. Schneider, III.

         Suffolk Capital Management, LLC, is a wholly-owned subsidiary of Ohio National Financial Services, Inc. Ohio National Financial Services, Inc. is wholly-owned by Ohio National Mutual Holdings, Inc. which, in turn, is wholly-owned by the policyholders of The Ohio National Life Insurance Company.

         Turner Investment Partners,  Inc. is a corporation controlled by Robert
E. Turner.

                            QUANTITATIVE EQUITY FUND

         Aronson+Johnson+Ortiz, LP is a limited partnership controlled by Theodore R. Aronson.

         Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

         Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

         John A. Levin & Co., Inc. is a wholly-owned subsidiary of BKF Capital Group, Inc., a publicly traded corporation.

         J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan Chase & Co., a publicly held bank holding company.

         Kayne Anderson Rudnick Investment Management, LLC is controlled by Phoenix Investment Partners, Ltd, a subsidiary of The Phoenix Companies, Inc., a publicly traded company.

         Sands Capital Management, Inc. is controlled 70% by Frank M. Sands, Sr. and Marjorie Sands and 30% by Frank M. Sands, Jr.

         Turner Investment Partners Inc., is a corporation  controlled by Robert
E. Turner.

                               SPECIAL GROWTH FUND

         CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

         David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

         Delphi Management, Inc. is 100% owned by Scott Black.

         Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

         Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

         Nicholas-Applegate Capital Management LLC is owned 100% by Allianz of America, a wholly-owned subsidiary of Allianz AG, a publicly traded company.

         TimesSquare Capital Management, LLC ("TimesSquare") is 60% owned by Affiliated Managers Group, Inc., a publicly traded corporation. Employees of TimesSquare own the remaining 40%, with no individual employee beneficially owning 25% or greater.

         Tyee  Capital  Management,   Inc.  is  an  employee-owned   corporation
controlled by its majority shareholders Richard J. Johnson and Jeff B. Curtis.

                        TAX-MANAGED MID & SMALL CAP FUND

         Chartwell Investment Partners is controlled primarily by its employees with no one individual controlling more than 10%.

         Netols  Asset   Management,   Inc.  is   controlled   by  its  majority
shareholder, Jeffrey Netols.

         Parametric Portfolio Associates LLC is 80% controlled by Eaton Vance Acquisition Business Trust which is an indirect, wholly-owned subsidiary of Eaton Vance Inc., a publicly traded company.

         Turner Investment Partners, Inc. See: Diversified Equity Fund.

         Westcap Investors, LLC is primarily controlled by Geoff Edelstein, Brad Slocum and Greg Weirick.

                               SELECT GROWTH FUND

         Ark Asset Management Co., Inc. See:  Diversified Equity Fund.

         CapitalWorks Investment Partners, LLC See: Special Growth Fund.

         Delaware Management Company, a series of Delaware Management Business Trust, is an indirect wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company. Other entities in the corporate chain of control of which Delaware Management Company is a direct or indirect wholly-owned subsidiary include: Delaware Management Company, Inc., Delaware Investments U.S., Inc., DMH Corp. Delaware Management Holdings, Inc., Lincoln National Investment Companies, Inc. and Lincoln National Investments, Inc.

         Fuller & Thaler Asset Management, Inc. is controlled by Russell J. Fuller.

         Turner Investment Partners, Inc. See: Diversified Equity Fund.

                                SELECT VALUE FUND

         DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

         Iridian Asset Management LLC ("Iridian") is majority owned by BIAM (US) Inc., an indirect subsidiary of The Governor and Company of the Bank of Ireland, a publicly traded company.

         MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

         Netols Asset Management, Inc. See: Tax-Managed Mid & Small Cap Fund.

         Systematic Financial Management, L.P. is owned 55% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 45% is employee owned.

                           REAL ESTATE SECURITIES FUND

         AEW Management and Advisors, L.P. is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly-owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

         Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

         INVESCO Institutional (N.A.), Inc. which acts as a money manager to the Fund through its INVESCO Real Estate division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

         RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                          INTERNATIONAL SECURITIES FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

         AQR Capital Management, LLC is majority owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA, Robert Krail, Brian K. Hurst, Jacques A. Friedman and Oktay Kurbanov.

         Axiom International Investors LLC ("Axiom") is 100% employee owned. Axiom's controlling shareholder is Andrew Jacobson.

         The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

         Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

         Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

         MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

         Mondrian Investment Partners Limited is controlled by senior members of management.

         Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.

                              EMERGING MARKETS FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

         Arrowstreet Capital, Limited Partnership is controlled primarily by its employees with no one individual controlling more than 25%.

         Genesis Asset Managers, LLP is 99.9% owned by Genesis Fund Managers, LLP. Genesis Fund Managers, LLP is 60% owned, through subsidiary holding companies, by Affiliated Managers Group, Inc., a publicly traded corporation. A group of Genesis' managers owns the remaining 40% of Genesis Fund Managers, LLP with no individual manager beneficially owning greater than 10%.

         T. Rowe Price International, Inc. ("T. Rowe Price") is an indirect subsidiary of T. Rowe Price Group, Inc., a publicly traded financial services holding company. Other entities in the corporate chain of control of which T. Rowe Price is a wholly-owned subsidiary include T. Rowe Price Finance, Inc. and
T. Rowe Price Associates.

         Wells Capital Management Inc. is a wholly-owned subsidiary of Wells Fargo Bank N.A., a publicly traded company.

                              DIVERSIFIED BOND FUND

         Bear Stearns Asset Management Inc. is a publicly traded company.

         Lehman Brothers Asset Management LLC is a wholly-owned subsidiary of Lehman Brothers Holdings Inc., a publicly traded company.

         Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

         Western Asset Management Company is a wholly-owned subsidiary of Legg Mason, Inc., a publicly traded corporation.

                             MULTISTRATEGY BOND FUND

         Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

         Delaware Management Company.  See: Select Growth Fund.

         Morgan Stanley Investment Management Inc. is a wholly-owned, direct subsidiary of Morgan Stanley, a publicly traded company.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

                            SHORT DURATION BOND FUND

         Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian and his family.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         STW Fixed Income Management Ltd., a Bermuda company, is wholly owned by William H. Williams.

                              TAX EXEMPT BOND FUND

         MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

         Standish  Mellon  Asset  Management   Company  LLC  is  a  wholly-owned
subsidiary of Mellon Financial Corporation, a publicly traded organization.

                                  EQUITY I FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

         Ark Asset Management Co., Inc. See:  Diversified Equity Fund.

         Institutional Capital Corporation.  See:  Diversified Equity Fund.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

         Marsico Capital Management Company, LLC. See: Diversified Equity Fund

         MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

         Montag & Caldwell, Inc. See: Diversified Equity Fund.

         Schneider Capital Management Corporation. See: Diversified Equity Fund.

         Suffolk Capital Management, LLC. See: Diversified Equity Fund.

         Turner Investment Partners Inc. See: Diversified Equity Fund.

                                  EQUITY Q FUND

         Aronson+Johnson+Ortiz, LP. See: Quantitative Equity Fund.

         Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

         Goldman Sachs Asset Management, L.P. See: Quantitative Equity Fund.

         Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

         CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

         David J. Greene and Company, LLC. See: Special Growth Fund.

         Delphi Management, Inc. See: Special Growth Fund.

         Goldman Sachs Asset Management, L.P.  See: Special Growth Fund.

         Gould Investment Partners LLC. See: Special Growth Fund.

         Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

         Nicholas-Applegate Capital Management LLC. See: Special Growth Fund.

         TimesSquare Capital Management, LLC. See: Special Growth Fund.

         Tyee Capital Management, Inc. See: Special Growth Fund.

                               INTERNATIONAL FUND

         Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit. See:
Diversified Equity Fund.

         AQR Capital Management, LLC. See: International Securities Fund.

         Axiom International Investors LLC. See: International Securities Fund.

         The Boston Company Asset Management, LLC. See: International Securities Fund.

         Fidelity Management & Research Company. See: International Securities Fund.

         Marvin & Palmer Associates, Inc. See: International Securities Fund.

         MFS Institutional Advisors, Inc. See: International Securities Fund.

         Mondrian Investment  Partners Limited.  See:  International  Securities
Fund.

         Wellington Management Company, LLP. See: International Securities Fund.

                               FIXED INCOME I FUND

         Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

         Lehman Brothers Asset Management LLC. See: Diversified Bond Fund.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

         Western Asset Management Company. See: Diversified Bond Fund.


                              FIXED INCOME III FUND

         Bear Stearns Asset Management Inc. See: Diversified Bond Fund.

         Delaware Management Company, a series of Delaware Management Business Trust. See: Multistrategy Bond Fund.

         Morgan Stanley Investment Management Inc. See: Multistrategy Bond Fund.

         Pacific Investment Management Company LLC. See: Diversified Bond Fund.

                                MONEY MARKET FUND

         Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                         US GOVERNMENT MONEY MARKET FUND

         Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

         Neuberger Berman is a wholly owned, indirect subsidiary of Lehman Brothers Holdings, Inc.

                           RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

         MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

              Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

              Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

              A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

              Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

              Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

              B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

              Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

              Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

              C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

              Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

         STANDARD & POOR'S RATINGS GROUP ("S&P"):

              AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

              AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

              A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

              BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

              BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

              BB -- Bonds rated BB have less near-term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

              B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

              CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

              CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

              C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

              D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

              Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

              The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

         MOODY'S:

              Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

         Symbols used are as follows:

              MIG-1/VMIG 1 -- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

              MIG-2/VMIG 2 -- This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

              MIG-3/VMIG 3 -- This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

              SG  --  This  designation   denotes  speculative   quality.   Debt
         instruments in this category lack margins of protection.

         S&P:

              A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

              Note rating symbols are as follows:

              SP-1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

              SP-2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

              SP-3 -- Speculative capacity to pay principal and interest.


COMMERCIAL PAPER RATINGS.

              Moody's:

              Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
               o    Leading market positions in will-established industries.
               o    High rates of return on funds employed.
               o Conservative capitalization structure with moderate reliance on debt and ample asset protection.
               o Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
               o Well-established access to a range of financial markets and assured sources of alternate liquidity.

              Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

              Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

              Issuers rated Not Prime do not fall within any of the Prime rating categories.

              WR - Withdrawn

              S&P:

              A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

              A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

              A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

              B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

              C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

              D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

              N.R.  -  An issuer designated N.R. is not rated.

              Fitch Investors Service, Inc.:

              F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

              F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

              F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

              B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

              C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

              D - Default. Denotes actual or imminent payment default.

              Notes to Short-Term Ratings:

              "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."

                              FINANCIAL STATEMENTS

The 2004 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Registered Public Accounting Firm, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

         Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

         Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

         Board  --  The Board of Trustees of FRIC.

         Cash Reserves -- The Funds, other than the Money Market Funds, are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund or cash held to meet redemption requests or to pay expenses) in short-term investments, including certain FRIC money market funds. In addition to investing in such short-term instruments, the Funds may use a hedging strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets.

         Code -- Internal Revenue Code of 1986, as amended.

         Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

         Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

         Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

         Depositary  receipts  -- These  include  American  Depositary  Receipts
("ADRs"), European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), and other similar securities convertible into securities of foreign issuers.

         Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

         Distributor-- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

         Equity derivative securities -- These include, among other instruments,
options  on  equity  securities,   warrants  and  futures  contracts  on  equity
securities.

         Financial   Intermediary  --  A  bank  trust   department,   registered
investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

         FNMA--  Federal National Mortgage Association.

         Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

         Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

         FRC  --  Frank Russell Company, consultant to FRIC and to the Funds

         FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

         FRIMCo  --  Frank  Russell  Investment   Management   Company,   FRIC's
investment adviser, administrator and transfer and dividend paying agent.

         Funds -- The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

         Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

         GNMA  --  Government National Mortgage Association

         Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

         Institutional Funds -- Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

         Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

         Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

         Money Market Funds -- Money Market, US Government Money Market and Tax Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

         Moody's  --  Moody's Investors Service, Inc., an NRSRO

         Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

         Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

         NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

         NYSE  --  New York Stock Exchange

         Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

         PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

         Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

         Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

         Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

         Russell 1000(R) Index - The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depositary Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

         S&P  --   Standard & Poor's Ratings Group, an NRSRO

         S&P 500  --  Standard & Poor's 500 Composite Price Index

         SEC  --  US Securities and Exchange Commission

         Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

         Statement  --  FRIC's Statement of Additional Information

         Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

         US  --  United States

         US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

         Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

         Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

         1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

         1933 Act  --  The Securities Act of 1933, as amended.